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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                      Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Global High Yield VCT Portfolio
          Schedule of Investments  9/30/05 (unaudited)


Principal Amount                                               Value
          CONVERTIBLE CORPORATE BONDS - 0.6 %
          Pharmaceuticals & Biotechnology - 0.6 %
          Pharmaceuticals - 0.6 %
 $15,000  Pharmaceutical Resources, 2.875%, 9/30/10          $ 12,431
          Total Pharmaceuticals & Biotechnology              $ 12,431
          TOTAL CONVERTIBLE CORPORATE BONDS
          (Cost   $12,404)                                   $ 12,431
          ASSET BACKED SECURITIES - 2.7 %
          Transportation - 0.9 %
          Airlines - 0.9 %
28,756    American Airline, 7.377%, 5/23/19                  $ 20,359
          Total Transportation                               $ 20,359
          Retailing - 0.9 %
          Distributors - 0.9 %
20,000    NTComex, Inc., 11.75%, 1/15/11 (144A)              $ 19,900
          Total Retailing                                    $ 19,900
          Utilities - 0.9 %
          Electric Utilities - 0.9 %
19,632    Ormat Funding Corp., 8.25%, 12/30/20               $ 19,779
          Total Utilities                                    $ 19,779
          TOTAL ASSET BACKED SECURITIES
          (Cost   $58,953)                                   $ 60,038
          CORPORATE BONDS - 87.2 %
          Energy - 7.9 %
          Coal & Consumable Fuels - 1.3 %
28,808    Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)     $ 28,520
          Oil & Gas Drilling - 1.2 %
25,000    Ocean Rig Norway AS, 8.375%, 7/1/13 (144A)         $ 27,063
          Oil & Gas Equipment And Services - 1.0 %
20,000    J Ray McDermott SA, 11.0%, 12/15/13 (144A)         $ 22,900
          Oil & Gas Exploration & Production - 4.4 %
25,000    Baytex Energy, Ltd., 9.625%, 7/15/10               $ 26,188
20,000    Clayton Williams Energy, 7.75%, 8/1/13 (144A)        19,550
15,000    Delta Petroleum Corp., 7.0%, 4/1/15                  14,325
20,000    Gazprom International SA., 7.201%, 2/1/20 (144A)     21,900
15,000    Petroquest Energy, Inc., 10.375%, 5/15/12            15,863
                                                             $ 97,826
          Total Energy                                       $176,309
          Materials - 21.3 %
          Aluminum - 1.1 %
25,000    Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)      $ 25,156
          Commodity Chemicals - 2.9 %
20,000    Aventine Renewable Energy, Floating Rate Note, 12/1$ 20,800
40,000    Invista, 9.25%, 5/1/12 (144A)                        43,500
                                                             $ 64,300
          Construction Materials - 0.9 %
20,000    RMCC Acquisition Co., 9.5%, 11/1/12 (144A)         $ 20,200
          Diversified Chemical - 1.1 %
20,000    Braskem SA, 11.75%, 1/22/14                        $ 24,250
          Diversified Metals & Mining - 1.8 %
40,000    Vedenta Resources Plc, 6.625%, 2/22/10 (144A)      $ 39,565
          Forest Products - 2.6 %
30,000    Ainsworth Lumber, 6.75%, 3/15/14                   $ 27,000
5,000     Mandra Foresty, 12.0%, 5/15/13 (144A)                 5,050
25,000    Sino Forest Corp., 9.125%, 8/17/11 (144A)            27,000
                                                             $ 59,050
          Packaging - 4.1 %
50,000    AEP Industries, Inc., 7.875%, 3/15/13              $ 49,625
25,000    Graham Packaging Co., 9.875%, 10/15/14               24,000
20,000    Graphic Packaging International, 9.5%, 8/15/13       18,800
                                                             $ 92,425
          Specialty Chemicals - 4.5 %
50,000    Crystal US Holdings, Inc., Floating Rate Note, 10/1/ 35,000
20,000    OM Group, Inc., 9.25%, 12/15/11                    $ 20,350
25,000    Resolution Performance Products, 13.5%, 11/15/10     26,563
15,000    Rhodia SA, 9.25%, 6/1/11                             17,840
                                                             $ 99,753
          Steel - 2.3 %
20,000    International Steel Group, 6.5%, 4/15/2014         $ 19,800
10,000    CSN Islands X Corp., 9.5%, 7/1/49 (144A)             10,350
20,000    CSN Islands IX Corp., 10.0%, 1/15/15 (144A)          22,250
                                                             $ 52,400
          Total Materials                                    $477,099
          Capital Goods - 6.9 %
          Building Products - 3.9 %
25,000    Builders Firstsource, Inc., Floating Rate Note, 2/1$ 25,250
20,000    Caue Finance, Ltd., 8.875%, 8/1/15 (144A)            21,150
25,000    Desarrolladora Homex SA, 7.5%, 9/28/15 (144A)        25,000
15,000    US Concrete, Inc., 8.375%, 4/1/14                    15,075
                                                             $ 86,475
          Construction & Farm Machinery & Heavy Trucks - 1.6 %
10,000    American Rock Salt Co., LLC, 9.5%, 3/15/14         $ 10,175
25,000    Navistar International, 7.5%, 6/15/11                25,250
                                                             $ 35,425
          Trading Companies & Distributors - 1.4 %
35,000    Noble Group, Ltd., 6.625%, 3/17/15 (144A)          $ 32,310
          Total Capital Goods                                $154,210
          Commercial Services & Supplies - 6.5 %
          Diversified Commercial Services - 4.2 %
20,000    Cardtronics, Inc., 9.25%, 8/15/13 (144A)           $ 20,450
20,000    Cornell Co's, Inc., 10.75%, 7/01/12                  20,600
20,000    Fti Consulting, 7.625%, 6/15/13 (144A)               20,400
20,000    Park-Ohio Industries, Inc., 8.375%, 11/15/14         17,350
15,000    United Rentals NA, Inc., 7.75%, 11/15/13             14,475
                                                             $ 93,275
          Environmental & Facilities Services - 1.6 %
20,000    Clean Harbors, Inc., 11.25%, 7/15/12 (144A)        $ 22,400
15,000    Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)  13,969
                                                             $ 36,369
          Human Resource & Employment Services - 0.7 %
15,000    Knowlege Learning Center, 7.25%, 2/1/15 (144A)     $ 14,700
          Total Commercial Services & Supplies               $144,344
          Transportation - 4.3 %
          Airlines - 1.1 %
25,000    Continental Air, Inc., 7.568%, 12/1/06             $ 23,208
2,481     Continental Air, Inc., 8.312%, 4/2/11                 2,136
                                                             $ 25,344
          Marine - 1.0 %
25,000    Stena AB, 7.0%, 12/1/16                            $ 23,125
          Railroads - 1.0 %
20,000    TFM SA DE CV, 9.375%, 5/1/12 (144A)                $ 21,600
          Trucking - 1.2 %
25,000    Greenbrier Companies, Inc., 8.375%, 5/15/15        $ 26,000
                                                             $ 96,069
          Automobiles & Components - 6.7 %
          Auto Parts & Equipment - 4.3 %
20,000    Accuride Corp., 8.5%, 2/1/15                       $ 19,600
20,000    Commercial Vehicle Group, 8.0%, 7/1/13               20,100
20,000    Cooper Standard Auto, 8.375%, 12/15/14               16,800
20,000    Delphi Corp., 6.55%, 6/15/06                         14,850
25,000    Stanadyne Corp., 10.0%, 8/15/14                      24,750
                                                             $ 96,100
          Automobile Manufacturers - 1.3 %
10,000    Ford Motor Credit Corp., 7.375%, 10/28/09          $  9,659
20,000    General Motors, 7.25%, 7/3/13                        19,804
                                                             $ 29,463
          Tires & Rubber - 1.1 %
25,000    Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)        $ 24,625
          Total Automobiles & Components                     $150,188
          Consumer Durables & Apparel - 3.1 %
          Homebuilding - 3.1 %
40,000    WCI Communities, Inc., 6.625%, 3/15/15             $ 36,200
15,000    WCI Communities, Inc., 7.875%, 10/1/13               14,813
20,000    William Lyon Homes, 7.625%, 12/15/12                 18,950
                                                             $ 69,963
          Total Consumer Durables & Apparel                  $ 69,963
          Consumer Services - 2.3 %
          Casinos & Gaming - 0.9 %
20,000    San Pasqual Casino, 8.0%, 9/15/13 (144A)           $ 20,125
          Hotels, Resorts & Cruise Lines - 1.4 %
30,000    Grupo Posadas Sa De CV, 8.75%, 10/04/11 (144A)     $ 32,100
          Total Consumer Services                            $ 52,225
          Media - 3.6 %
          Broadcasting & Cable Television - 2.1 %
25,000    Kabel Deutschland GMBH, 10.625%, 7/1/14            $ 27,625
15,000    NTL Cable PLC, 8.75%, 4/15/14                        18,876
                                                             $ 46,501
          Movies & Entertainment - 1.5 %
35,000    Corp Interamer De Entret, 8.875%, 6/14/15 (144A)   $ 34,388
          Total Media                                        $ 80,889
          Retailing - 0.9 %
          Computer & Electronics Retail - 0.9 %
20,000    GSC Holdings Corp., 8.0%, 10/1/12 (144A)           $ 19,900
          Total Retailing                                    $ 19,900
          Food & Drug Retailing - 1.7 %
          Drug Retail - 0.8 %
25,000    Duane Reade, Inc., 9.75%, 8/1/11                   $ 18,750
          Food Distributors - 0.9 %
20,000    Doane Pet Care Co., 9.75%, 5/15/07                 $ 19,900
          Total Food & Drug Retailing                        $ 38,650
          Food, Beverage & Tobacco - 1.2 %
          Brewers - 1.2 %
25,000    Argentine Beverages, 7.375%, 3/22/12 (144A)        $ 25,813
          Total Food, Beverage & Tobacco                     $ 25,813
          Health Care Equipment & Services - 1.5 %
          Health Care Equipment - 1.5 %
15,000    Hanger Orthpedic Group, 10.375%, 2/15/09           $ 15,263
20,000    Medical Services Co., Floating Rate Note, 10/15/11 ( 18,000
          Total Health Care Equipment & Services             $ 33,263

          Pharmaceuticals & Biotechnology - 0.9 %
          Pharmaceuticals - 0.9 %
20,000    Warner Chilcott Corp., 8.75%, 2/1/15 (144A)        $ 19,200
          Total Pharmaceuticals & Biotechnology              $ 19,200
          Banks - 3.1 %
          Diversified Banks - 3.1 %
25,000    ATF Bank JSC, 9.25%, 4/12/12 (144A)                $ 26,800
10,000    Russian Stand Bank, 7.5%, 10/7/10 (144A)             10,000
30,000    Turanalem Finance BV, 8.5%, 2/10/15 (144A)           31,763
                                                             $ 68,563
          Total Banks                                        $ 68,563
          Diversified Financials - 3.8 %
          Investment Banking & Brokerage - 0.2 %
5,000     E*Trade Financial Corp., 7.375%, 9/15/13 (144A)    $  5,050
          Diversified Financial Services - 3.6 %
20,000    Dollar Financial Group, 9.75%, 11/15/11            $ 20,800
25,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)           23,683
35,000    Harvest Operations Corp., 7.875%, 10/15/11           34,563
                                                             $ 79,046
          Total Diversified Financials                       $ 84,096
          Insurance - 2.0 %
          Life & Health Insurance - 1.1 %
25,000    Presidential Life Corp., 7.875%, 2/15/09           $ 24,875
          Reinsurance - 0.9 %
20,000    Platinum Underwritters Financial, 7.5% 6/1/17 (144A$ 19,951
          Total Insurance                                    $ 44,826
          Real Estate - 1.6 %
          Real Estate Investment Trusts - 1.6 %
20,000    Host Marriott LP, 6.375%, 3/15/15                  $ 19,400
15,000    Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)      15,338
                                                             $ 34,738
          Total Real Estate                                  $ 34,738
          Technology Hardware & Equipment - 0.9 %
          Electronic Manufacturing Services - 0.9 %
20,000    Sanmina-Sci Corp., 6.75%, 3/1/13                   $ 19,000
          Total Technology Hardware & Equipment              $ 19,000
          Semiconductors - 0.4 %
          Semiconductors - 0.4 %
10,000    Chartered Semiconductor, 6.375%, 8/3/15            $  9,769
          Total Semiconductors                               $  9,769
          Telecommunication Services - 5.6 %
          Integrated Telecommunication Services - 1.0 %
13,000    Eschelon Operating Co., 8.375%, 3/15/10            $ 12,090
10,000    Eschelon Operating Co., 8.375%, 3/15/10               9,300
                                                             $ 21,390
          Wireless Telecommunication Services - 4.6 %
15,000    Cell C Pty Ltd., 8.625%, 7/1/12 (144A)             $ 18,831
30,000    Inmarsat Finance Plc, Floating Rate Note, 11/15/12   24,600
25,000    Tele Norte Leste Participacoes, 8.0%, 12/18/13       26,375
20,000    UBS (Vimpelcom), 8.0%, 2/11/10 (144A)                20,875
          Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 ( 13,200
                                                             $103,881
          Total Telecommunication Services                   $125,271
          Utilities - 1.1 %
          Electric Utilities - 0.9 %
20,000    Tenaska Alabama II Part, 7.0%, 6/30/21 (144A)      $ 20,250
          Multi-Utilities - 0.2 %
5,000     Reliant Energy, Inc., 6.75%, 12/15/14              $  4,913
          Total Utilities                                    $ 25,163
          TOTAL CORPORATE BONDS
          (Cost   $1,959,970)                                $1,949,548
          FOREIGN GOVERNMENT BONDS - 4.3 %
          Government
35,000,000Banco Nac De Desen Econo, 8.0%  4/28/10  (ITL)     $ 23,773
25,000    Republic of Colombia, 8.125%, 5/21/24                26,813
15,000    Republic of Columbia, 8.25% 12/22/14                 16,808
15,000,000Republic of Columbia, 11.75%, 3/1/10 (EURO)           7,607
20,000    Republic of Panama, 7.25%, 3/15/15                   21,800
                                                             $ 96,801
          Total Government                                   $ 96,801
          TOTAL FOREIGN GOVERNMENT BONDS
          (Cost   $92,883)                                   $ 96,801
Shares
          RIGHTS/WARRANTS - 0.0 %
          Materials - 0.0 %
          Forest Products - 0.0 %
5         Mandra Forestry-CW13, Exp.5/15/13 *                $      0
          Total Materials                                    $      0
          TOTAL RIGHTS/WARRANTS
          (Cost   $0)                                        $      0

          TOTAL INVESTMENT IN SECURITIES - 94.8%
          (Cost 2,124,197) (a) (b)                           $2,118,818

          OTHER ASSETS AND LIABILITIES - (5.2)%              $115,731

          TOTAL NET ASSETS - 100%                            $2,234,549

144A      Security is exempt from registration under Rule 144A of the
          Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
            At September 30, 2005 the value of these
          securities amounted to $945,575 or 42.3% of total net assets.

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $2,124,197 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost          $  6,591

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value           (11,970)

          Net unrealized loss                                $(5,379)


Note:     Principal amounts are denominated in US dollars unless otherwise denoted:
ITL       Columbian Peso
EURO      Euro dollar

          The accompanying notes are an integral part of these financial statements.


       Pioneer Small Cap Value VCT Portfolio
       Schedule of Investments  9/30/05 (unaudited)

Shares                                                            Value
       COMMON STOCKS - 90.8 %
       Energy - 13.7 %
       Coal & Consumable Fuels - 2.2 %
8,100  Alpha Natural Resources, Inc. *                        $    243,324
12,164 Massey Energy Co.                                           621,215
                                                              $    864,539
       Oil & Gas Drilling - 3.7 %
825    Atwood Oceanics, Inc. *                                $     69,473
32,661 Key Energy Services, Inc. *                                 481,750
11,775 Todco                                                       491,135
7,019  Unit Corp. *                                                388,010
                                                              $  1,430,368
       Oil & Gas Equipment & Services - 2.4 %
10,700 CNX Gas Corp. (144A) *                                 $    219,350
15,325 Gulfmark Offshore, Inc. *                                   494,538
6,440  Maverick Tube Corp. *                                       193,200
                                                              $    907,088
       Oil & Gas Exploration & Production - 5.2 %
3,975  Forest Oil Corp. *                                     $    207,098
7,200  Penn Virginia Corp.                                         415,512
16,900 Rosetta Resources, Inc., (144A) *                           329,550
2,145  Swift Energy Co. *                                           98,134
13,173 Southwestern Energy Co. *                                   966,898
                                                              $  2,017,192
       Oil & Gas Storage & Transporation - 0.2 %
3,050  Arlington Tankers, Ltd.                                $     71,462
       Total Energy                                           $  5,290,649
       Materials - 4.3 %
       Gold - 1.3 %
34,450 Cambior, Inc. *                                        $     73,379
8,950  Glamis Gold, Ltd. *  (b)                                    197,795
29,700 IAMGOLD Corp.                                               218,592
                                                              $    489,766
       Metal & Glass Containers - 0.5 %
4,705  Jarden Corp. *                                         $    193,234
       Paper Products - 0.5 %
27,793 Domtar, Inc.                                           $    178,431
       Specialty Chemicals - 0.3 %
9,281  Chemtura Corp.                                         $    115,270
       Steel - 1.7 %
4,350  Carpenter Technology                                   $    254,954
56,468 Graftech International, Ltd. *  (b)                         306,621
9,571  NN, Inc.                                                    114,756
                                                              $    676,331
       Total Materials                                        $  1,653,032
       Capital Goods - 7.5 %
       Aerospace & Defense - 0.3 %
5,925  Intrado, Inc. *                                        $    106,828
       Construction & Engineering - 1.5 %
13,250 Dycom Industries, Inc. *                               $    267,915
19,200 Insituform Technologies, Inc. *                             331,968
                                                              $    599,883
       Construction, Farm Machinery & Heavy Trucks - 2.6 %
2,344  Nacco Industries, Inc.                                 $    268,271
26,425 Wabtec Corp.                                                720,874
                                                              $    989,145
       Electrical Component & Equipment - 0.8 %
55,279 Power-One, Inc. *                                      $    306,246
       Industrial Machinery - 1.8 %
10,775 Flowserve Corp. *                                      $    391,671
5,780  Joy Global, Inc.                                            291,659
                                                              $    683,330
       Trading Companies & Distributors - 0.5 %
5,879  Applied Industrial Technologies, Inc.                  $    210,939
       Total Capital Goods                                    $  2,896,371
       Commercial Services & Supplies - 5.5 %
       Diversified Commercial Services - 2.7 %
7,106  Chemed Corp.                                           $    307,974
25,385 Cornell Companies, Inc. *                                   373,413
35     Profit Recovery Group International *                           105
7,823  School Specialty, Inc. *                                    381,606
                                                              $  1,063,098
       Environmental & Facilities Services - 0.5 %
11,900 Central Parking Corp.                                  $    177,905
       Human Resource & Employment Services - 2.3 %
6,945  Korn/Ferry International *                             $    113,829
54,675 On Assignment, Inc. *                                       467,471
11,700 Watson Wyatt & Company Holdings                             315,315
                                                              $    896,615
       Total Commercial Services & Supplies                   $  2,137,618
       Transportation - 4.3 %
       Air Freight & Couriers - 0.7 %
5,175  Forward Air Corp.                                      $    190,647
3,000  Pacer International, Inc.                                    77,700
                                                              $    268,347
       Marine - 1.5 %
5,800  Dryships, Inc. (b)                                     $     99,934
10,450 Excel Maritime Carriers, Ltd. *                             167,827
5,450  Genco Shipping & Trading, Ltd. *                            103,932
18,900 Quintana Maritime, Ltd.                                     213,570
                                                              $    585,263
       Railroads - 1.3 %
15,918 Genesee & Wyoming, Inc. *                              $    503,486
       Trucking - 0.8 %
4,793  Dollar Thrifty Automotive Group *                      $    161,380
8,450  Universal Truckload Services, Inc. *                        157,001
                                                              $    318,381
       Total Transportation                                   $  1,675,477
       Automobiles & Components - 1.3 %
       Auto Parts & Equipment - 1.3 %
13,400 Commercial Vehicle Group, Inc. *                       $    280,596
12,720 Federal Signal Corp.                                        217,385
                                                              $    497,981
       Total Automobiles & Components                         $    497,981
       Consumer Durables & Apparel - 0.3 %
       Apparel, Accessories & Luxury Goods - 0.3 %
5,225  Kellwood Co.                                           $    135,066
       Total Consumer Durables & Apparel                      $    135,066
       Consumer Services - 0.8 %
       Casinos & Gaming - 0.4 %
12,375 Alliance Gaming Corp. *  (b)                           $    134,269
       Restaurants - 0.4 %
11,719 O'Charley's, Inc. *                                    $    167,699
       Total Consumer Services                                $    301,968
       Retailing - 5.8 %
       Apparel Retail - 1.3 %
21,343 Charming Shoppes, Inc. *                               $    227,730
9,780  Stage Stores, Inc.                                          262,789
                                                              $    490,519
       Catalog Retail - 1.7 %
35,425 Insight Enterprises, Inc. *                            $    658,905
       Computer & Electronics Retail - 0.2 %
21,650 Tweeter Home Entertainment Group, Inc. *  (b)          $     71,229
       Distributors - 0.1 %
7,940  Advanced Marketing Services, Inc. *                    $     38,509
       General Merchandise Stores - 0.5 %
15,525 Fred's, Inc.                                           $    194,218
       Specialty Stores - 2.0 %
8,625  Claire's Stores, Inc.                                  $    208,121
4,850  Cost Plus, Inc. *                                            88,028
28,582 Hancock Fabrics, Inc. (b)                                   192,357
41,355 Rent-Way, Inc. *                                            284,109
                                                              $    772,615
       Total Retailing                                        $  2,225,995
       Food & Drug Retailing - 0.5 %
       Food Distributors - 0.5 %
16,775 B & G Foods, Inc.                                      $    212,204
       Total Food & Drug Retailing                            $    212,204
       Food, Beverage & Tobacco - 0.8 %
       Agricultural Products - 0.8 %
11,258 Fresh Del Monte Produce, Inc. (b)                      $    306,443
       Total Food, Beverage & Tobacco                         $    306,443
       Household & Personal Products - 1.7 %
       Personal Products - 1.7 %
5,875  NBTY, Inc. *                                           $    138,063
26,429 Nu Skin Enterprises Inc.                                    503,472
                                                              $    641,535
       Total Household & Personal Products                    $    641,535
       Health Care Equipment & Services - 7.5 %
       Health Care Distributors - 1.1 %
24,225 Cross Country Healthcares, Inc. *                      $    449,616
       Health Care Equipment - 1.2 %
9,000  Analogic Corp.                                         $    453,690
       Health Care Facilities - 0.7 %
1,700  Sunrise Senior Living, Inc. *  (b)                     $    113,458
3,358  Triad Hospitals, Inc. *                                     152,017
                                                              $    265,475
       Health Care Services - 2.4 %
7,227  Pediatrix Medical Group, Inc. *                        $    555,178
12,350 Providence Service Corp. *                                  377,787
                                                              $    932,965
       Health Care Supplies - 0.3 %
6,200  Merit Medical Systems, Inc. *                          $    109,988
       Managed Health Care - 1.8 %
14,420 Amerigroup Corp. *                                     $    275,710
5,330  PacifiCare Health Systems *                                 425,227
                                                              $    700,937
       Total Health Care Equipment & Services                 $  2,912,671
       Pharmaceuticals & Biotechnology - 0.6 %
       Biotechnology - 0.6 %
7,555  Kendle International, Inc. *                           $    212,598
       Total Pharmaceuticals & Biotechnology                  $    212,598
       Banks - 7.7 %
       Diversified Banks - 2.0 %
16,505 BankAtlantic Bancorp, Inc.                             $    280,420
22,639 Texas Capital Bancshares, Inc. *                            478,815
                                                              $    759,235
       Regional Banks - 4.3 %
7,875  Alliance Bankshares Corp. *                            $    130,725
33,550 Cardinal Financial Corp. *                                  323,758
4,700  City National Corp.                                         329,423
7,175  Irwin Financial Corp.                                       146,298
5,650  Signature Bank *                                            152,494
40,100 Sterling Bancshares, Inc.                                   589,871
                                                              $  1,672,569
       Thrifts & Mortgage Finance - 1.4 %
5,150  BankUnited Financial Corp. (b)                         $    117,781
11,550 First Niagara Financial Group, Inc.                         166,782
13,550 Provident Financial Services, Inc.                          238,480
                                                              $    523,043
       Total Banks                                            $  2,954,847
       Diversified Financials - 7.6 %
       Consumer Finance - 1.9 %
8,575  Advanta Corp.                                          $    223,465
9,203  Advanta Corp. (Class B)                                     259,801
10,025 Cash America International, Inc.                            208,019
6,795  Rewards Network Inc. *                                       46,410
                                                              $    737,695
       Investment Banking & Brokerage - 3.6 %
7,550  A.G. Edwards, Inc.                                     $    330,766
27,788 Apollo Investment Corp.                                     550,202
12,600 OptionsXpress Holdings, Inc. *  (b)                         239,904
9,175  Piper Jaffray Co's. *                                       273,966
                                                              $  1,394,838
       Specialized Finance - 2.1 %
21,575 Assured Guaranty, Ltd.                                 $    516,290
7,143  Financial Federal Corp.                                     284,291
                                                              $    800,581
       Total Diversified Financials                           $  2,933,114
       Insurance - 3.0 %
       Property & Casualty Insurance - 1.3 %
4,725  National Interstate Corp.                              $     81,743
45,775 Quanta Capital Holdings (144A) *                            274,650
3,075  Selective Insurance Group, Inc.                             150,368
                                                              $    506,761
       Reinsurance - 1.7 %
11,126 IPC Holdings Ltd.                                      $    363,264
8,500  Odyssey Re Holdings Corp. (b)                               217,090
2,325  Platinum Underwriter Holdings, Ltd.                          69,494
                                                              $    649,848
       Total Insurance                                        $  1,156,609
       Real Estate - 3.4 %
       Real Estate Management & Development - 0.5 %
4,700  Corrections Corporation of America *                   $    186,590
       Real Estate Investment Trusts - 2.9 %
14,913 BioMed Property Trust, Inc.                            $    369,842
13,000 Capital Trust, Inc.                                         418,080
26,350 Feldman Mall Properties, Inc.                               342,550
                                                              $  1,130,472
       Total Real Estate                                      $  1,317,062
       Software & Services - 6.9 %
       Application Software - 3.3 %
12,400 Avid Technology, Inc. *                                $    513,360
56,300 Aspen Technology, Inc. *                                    351,875
16,854 SPSS, Inc. *                                                404,496
                                                              $  1,269,731
       Data Processing & Outsourced Services - 0.4 %
19,742 Pegusus Systems, Inc. *  (b)                           $    177,283
       Internet Software & Services - 1.4 %
12,725 Internet Security Systems, Inc *                       $    305,527
28,300 TIBCO Software, Inc. *                                      236,588
                                                              $    542,115
       IT Consulting & Other Services - 0.4 %
12,275 Gartner Group, Inc. *                                  $    143,495
       Systems Software - 1.4 %
56,450 Borland Software Corp. *                               $    328,539
8,575  Sybase, Inc. *                                              200,827
                                                              $    529,366
       Total Software & Services                              $  2,661,990
       Technology Hardware & Equipment - 4.3 %
       Communications Equipment - 1.9 %
10,425 Black Box Corp.                                        $    437,433
22,929 Remec, Inc. * (b)                                            28,432
35,500 Symmetricom, Inc. *                                         274,770
                                                              $    740,635
       Computer Storage & Peripherals - 0.4 %
6,160  Electronics for Imaging, Inc. *                        $    141,310
       Electronic Equipment & Instruments - 2.0 %
16,000 Electro Scientific Inds *                              $    357,760
16,900 Planar Systems, Inc. *  (b)                                 138,918
17,475 Technitrol, Inc.                                            267,717
                                                              $    764,395
       Total Technology Hardware & Equipment                  $  1,646,340
       Semiconductors - 0.8 %
       Semiconductor Equipment - 0.4 %
11,000 Brooks Automation, Inc. *                              $    146,630
       Semiconductors - 0.4 %
41,350 Lattice Semiconductor Corp. *                          $    176,978
       Total Semiconductors                                   $    323,608
       Telecommunication Services - 0.3 %
       Wireless Telecommunication Services - 0.3 %
8,003  Boston Communications Group, Inc. *                    $      9,043
7,894  Powerwave Technologies, Inc. *                              102,549
                                                              $    111,592
       Total Telecommunication Services                       $    111,592
       Utilities - 2.2 %
       Gas Utilities - 1.6 %
7,975  AGL Resources, Inc.                                    $    295,952
8,005  People's Energy Corp.                                       315,237
                                                              $    611,189
       Multi-Utilities - 0.6 %
5,750  Energen Corp.                                          $    248,745
       Total Utilities                                        $    859,934
       TOTAL COMMON STOCKS
       (Cost   $29,311,888)                                   $ 35,064,704

       EXCHANGE TRADED FUNDS - 3.3%
15,675 Nasdaq Stock Market, Inc. *                            $    397,361
4,500  Russell 2000 Exchange Traded Fund                           298,440
3,875  Russell 2000 Value Exchange Traded Fund (b)                 255,479
4,500  Russell 2000 Growth Exchange Traded Fund (b)                309,060
                                                              $  1,260,340
       TOTAL EXCHANGE TRADED FUNDS
       (Cost   $943,724)                                      $  1,260,340

       TOTAL INVESTMENT IN SECURITIES - 94.1%
       (Cost   $30,255,612)(a)                                $ 36,325,044

       OTHER ASSETS AND LIABILITIES - 5.9%                    $  2,294,775

       TOTAL NET ASSETS - 100.0%                              $ 38,619,819

*      Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2005, the value of these securities amounted to
       $823,550 or 2.1% of net assets.

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $30,595,359 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost              $  7,137,662

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value               (1,407,977)

       Net unrealized gain                                    $ 5,729,685

(b)    At September 30, 2005, the following securities were out on loan:

Shares                        Security                         Market Value
9,191  Alliance Gaming Corp. *                                $     99,722
4,346  BankUnited Financial Corp.                                   99,393
5,460  Dryships, Inc.                                               94,076
8,260  Fresh Del Monte Produce, Inc.                               224,837
8,502  Glamis Gold, Ltd. *                                         187,894
25,380 Graftech International, Ltd. *                              137,813
27,153 Hancock Fabrics, Inc.                                       182,740
3,276  Russell 2000 Value Exchange Traded Fund                     215,987
3,980  Russell 2000 Growth Exchange Traded Fund                    273,824
8,005  Odyssey Re Holdings Corp.                                   204,448
9,523  OptionsXpress Holdings, Inc. *                              181,318
14,301 Pegusus Systems, Inc. *                                     128,423
10,830 Planar Systems, Inc. *                                       89,023
16,250 Remec, Inc. *                                                90,838
1,665  Sunrise Senior Living, Inc. *                               111,122
20,567 Tweeter Home Entertainment Group, Inc. *                     67,665
       Total                                                  $  2,389,123

        Pioneer Small & Mid Cap Growth VCT Portfolio
        Schedule of Investments  9/30/05 (unaudited)

Shares                                                            Value
        COMMON STOCKS - 98.1 %
        Materials - 2.0 %
        Specialty Chemicals - 2.0 %
1,300   Sigma-Aldrich Corp.                                   $     83,278
        Total Materials                                       $     83,278
        Capital Goods - 2.8 %
        Building Products - 2.8 %
3,100   Simpson Manufacturing Co., Inc.                       $    121,334
        Total Capital Goods                                   $    121,334
        Commercial Services & Supplies - 5.2 %
        Diversified Commercial Services - 5.2 %
2,150   ChoicePoint, Inc. *                                   $     92,816
3,098   Cintas Corp.                                               127,173
                                                              $    219,989
        Total Commercial Services & Supplies                  $    219,989
        Transportation - 2.7 %
        Air Freight & Couriers - 2.7 %
2,000   Expeditors International of Washington, Inc.          $    113,560
        Total Transportation                                  $    113,560
        Consumer Durables & Apparel - 2.1 %
        Leisure Products - 2.1 %
1,800   Polaris Industries, Inc.                              $     89,190
        Total Consumer Durables & Apparel                     $     89,190
        Consumer Services - 5.5 %
        Education Services - 3.5 %
1,250   Apollo Group, Inc. *  (b)                             $     82,988
3,500   DeVry, Inc. *                                               66,675
                                                              $    149,663
        Restaurants - 2.0 %
2,300   Brinker International, Inc. *                         $     86,388
        Total Consumer Services                               $    236,051
        Media - 6.6 %
        Advertising - 6.0 %
4,900   Harte -Hanks, Inc.                                    $    129,507
2,500   WPP Group Plc (A.D.R.)                                     127,800
                                                              $    257,307
        Broadcasting & Cable TV - 0.6 %
1,800   Saga Communications, Inc.  *                          $     23,940
        Total Media                                           $    281,247
        Retailing - 2.7 %
        Specialty Stores - 2.7 %
4,000   O'Reilly Automotive, Inc. *                           $    112,720
        Total Retailing                                       $    112,720
        Household & Personal Products - 5.7 %
        Household Products - 2.7 %
2,100   Clorox Co.                                            $    116,634
        Personal Products - 3.0 %
2,800   Alberto-Culver Co. (Class B)                          $    125,300
        Total Household & Personal Products                   $    241,934
        Health Care Equipment & Services - 25.2 %
        Health Care Distributors - 2.2 %
2,300   Patterson Companies *                                 $     92,069
        Health Care Equipment - 15.3 %
1,850   C. R. Bard, Inc.                                      $    122,156
2,200   Dentsply International, Inc.                               118,844
4,600   Molecular Devices Corp. *                                   96,094
1,600   ResMed, Inc. *                                             127,440
2,200   Stryker Corp.                                              108,745
1,900   Waters Corp. *                                              79,040
                                                              $    652,319
        Health Care Services - 7.7 %
2,200   Express Scripts, Inc. *                               $    136,840
3,990   IMS Health, Inc.                                           100,428
1,600   Medco Health Solutions, Inc. *                              87,728
                                                              $    324,996
        Total Health Care Equipment & Services                $  1,069,384
        Pharmaceuticals & Biotechnology - 3.8 %
        Biotechnology - 3.8 %
2,800   Techne Corp. *                                        $    159,544
        Total Pharmaceuticals & Biotechnology                 $    159,544
        Banks - 2.7 %
        Regional Banks - 2.7 %
6,300   UCBH Holdings, Inc. (b)                               $    115,415
        Total Banks                                           $    115,415
        Diversified Financials - 7.1 %
        Asset Management & Custody Banks - 7.1 %
3,800   Federated Investors, Inc.                             $    126,274
1,800   Investors Financial Services Corp. (b)                      59,220
1,800   T. Rowe Price Associates, Inc.                             117,540
                                                              $    303,034
        Total Diversified Financials                          $    303,034
        Software & Services - 8.1 %
        Data Processing & Outsourced Services - 5.3 %
1,800   DST Systems, Inc. *                                   $     98,694
2,800   Fiserv, Inc. *                                             128,436
                                                              $    227,130
        Systems Software - 2.8 %
2,700   Micros Systems, Inc. *                                $    118,125
        Total Software & Services                             $    345,255
        Technology Hardware & Equipment - 6.1 %
        Communications Equipment - 2.1 %
2,900   Plantronics, Inc.                                     $     89,349
        Electronic Equipment & Instruments - 2.0 %
1,650   Mettler-Toledo International, Inc. *                  $     84,117
        Electronic Manufacturing Services - 2.0 %
2,300   Molex, Inc.                                           $     59,132
1,100   National Instruments Corp.                                  27,104
                                                              $     86,236
        Total Technology Hardware & Equipment                 $    259,702
        Semiconductors - 9.8 %
        Semiconductor Equipment - 3.5 %
1,900   KLA-Tencor Corp.                                      $     92,644
2,300   Novellus Systems, Inc. *                                    57,684
                                                              $    150,328
        Semiconductors - 6.3 %
3,000   Linear Technology Corp.                               $    112,770
4,000   Microchip Technology                                       120,480
2,000   Semtech Corp. *                                             32,940
                                                              $    266,190
        Total Semiconductors                                  $    416,518
        TOTAL COMMON STOCKS
        (Cost   $3,922,948)                                   $  4,168,155

        TOTAL INVESTMENT IN SECURITIES - 98.1%
        (Cost   $3,922,948)(a)                                $  4,168,155

        OTHER ASSETS AND LIABILITIES - 1.9%                   $     82,408

        TOTAL NET ASSETS - 100.0%                             $  4,250,563

*       Non-income producing security

(A.D.R.)American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $3,941,265 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost             $    385,926

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                (159,036)

        Net unrealized gain                                   $   226,890

(b)     At September 30, 2005, the following securities were out on loan:

Shares                         Security                        Market Value
1,187   Apollo Group, Inc. *                                  $     78,805
1,710   Investors Financial Services Corp.                          56,259
5,985   UCBH Holdings, Inc.                                        109,705
        Total                                                 $    244,769


       Pioneer AmPac Growth VCT Portfolio
       Schedule of Investments  9/30/05 (unaudited)

Shares                                                         Value
       COMMON STOCKS - 99.8 %
       Energy - 3.0 %
       Integrated Oil & Gas - 3.0 %
840    Chevron Corp.                                         $  54,373
       Total Energy                                          $  54,373
       Capital Goods - 14.5 %
       Electrical Component & Equipment - 4.9 %
1,250  Emerson Electric Co.                                  $  89,750
       Industrial Conglomerates - 9.6 %
2,600  General Electric Co.                                  $  87,542
1,200  3M Co.                                                   88,032
                                                             $ 175,574
       Total Capital Goods                                   $ 265,324
       Transportation - 4.2 %
       Air Freight & Couriers - 4.2 %
1,365  Expeditors International of Washington, Inc.          $  77,505
       Total Transportation                                  $  77,505
       Media - 4.8 %
       Advertising - 4.8 %
1,700  WPP Group Plc (A.D.R.)                                $  86,904
       Total Media                                           $  86,904
       Food, Beverage & Tobacco - 4.7 %
       Packaged Foods & Meats - 4.7 %
1,200  Wm. Wrigley Jr. Co.                                   $  86,256
       Total Food, Beverage & Tobacco                        $  86,256
       Household & Personal Products - 4.2 %
       Household Products - 4.2 %
1,470  Colgate-Palmolive Co.                                 $  77,601
       Total Household & Personal Products                   $  77,601
       Health Care Equipment & Services - 12.2 %
       Health Care Equipment - 9.2 %
1,550  Medtronic, Inc.                                       $  83,111
1,700  Stryker Corp.                                            84,031
                                                             $ 167,142
       Health Care Services - 3.0 %
2,200  IMS Health Inc.                                       $  55,374
       Total Health Care Equipment & Services                $ 222,516
       Pharmaceuticals & Biotechnology - 7.5 %
       Pharmaceuticals - 7.5 %
1,250  Johnson & Johnson                                     $  79,100
2,300  Pfizer, Inc.                                             57,431
                                                             $ 136,531
       Total Pharmaceuticals & Biotechnology                 $ 136,531
       Diversified Financials - 8.8 %
       Asset Management & Custody Banks - 8.8 %
1,700  State Street Corp.                                    $  83,164
1,200  T. Rowe Price Associates, Inc.                           78,360
                                                             $ 161,524
       Total Diversified Financials                          $ 161,524
       Insurance - 2.6 %
       Multi-Line Insurance - 2.6 %
770    American International Group, Inc.                    $  47,709
       Total Insurance                                       $  47,709
       Software & Services - 5.2 %
       Systems Software - 5.2 %
500    Adobe Systems, Inc.                                   $  14,925
2,500  Microsoft Corp.                                          64,325
700    Symantec Corp. *                                         15,862
                                                             $  95,112
       Total Software & Services                             $  95,112
       Technology Hardware & Equipment - 14.7 %
       Communications Equipment - 3.7 %
3,800  Cisco Systems, Inc. *                                 $  68,134
       Computer Hardware - 3.9 %
900    IBM Corp.                                             $  72,198
       Computer Storage & Peripherals - 2.7 %
3,800  EMC Corp. *                                           $  49,172
       Electronic Manufacturing Services - 4.4 %
2,400  Molex, Inc.                                           $  61,704
729    National Instruments Corp.                               17,963
                                                             $  79,667
       Total Technology Hardware & Equipment                 $ 269,171
       Semiconductors - 13.4 %
       Semiconductor Equipment - 0.9 %
1,000  Applied Materials, Inc.                               $  16,960
       Semiconductors - 12.5 %
3,200  Intel Corp.                                           $  78,880
1,800  Linear Technology Corp.                                  67,662
2,700  Microchip Technology                                     81,324
                                                             $ 227,866
       Total Semiconductors                                  $ 244,826
       TOTAL COMMON STOCKS
       (Cost   $1,763,568)                                   $1,825,352

       TOTAL INVESTMENT IN SECURITIES - 99.8 %
       (Cost   $1,763,568) (a)                               $1,825,352

       OTHER ASSETS AND LIABILITIES - 0.2 %                  $   3,229

       TOTAL NET ASSETS - 100.0%                             $1,828,581

*      Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,763,568 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost             $ 126,069

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value              (64,285)

       Net unrealized gain                                   $ 61,784

          Pioneer Bond VCT Portfolio
          Schedule of Investments  9/30/2005 (unaudited)


Principal
Amount                                                   	Value
          ASSET BACKED SECURITIES - 2.4 %
          Diversified Financials - 1.5 %
          Diversified Financial Services - 0.3 %
100,000   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)      $   100,156
          Specialized Finance - 1.2 %
420,000   MBNA Credit Card Master Note, Floating Rate Note, 12/15$   420,398
          Total Diversified Financials                           $   520,554
          Utilities - 0.9%
          Electric Utilities - 0.9 %
131,477   FPL Energy National Wind, 6.125%, 3/25/19 (144A)       $   129,766
204,685   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)            205,708
                                                                 $   335,474
          Total Utilities                                        $   335,474
          TOTAL ASSET BACKED SECURITIES
          (Cost   $862,921)                                      $   856,028
          COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3 %
          Diversified Financials - 1.3 %
          Diversified Financial Services - 1.3 %
450,000   Tower 2004-2A F, 6.376%, 12/15/14                      $   443,497
          Total Diversified Financials                           $   443,497
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost   $450,000)                                      $   443,497
          CORPORATE BONDS - 31.9 %
          Energy - 3.6 %
          Integrated Oil & Gas - 1.0 %
215,000   Petro-Canada, 4.0%, 7/15/13                            $   199,200
140,000   USX Corp., 6.85%, 3/1/08                                   146,784
                                                                 $   345,984
          Oil & Gas Equipment & Services - 0.4 %
125,000   Holly Energy Partners LP, 6.25%, 3/1/15 (144A)         $   123,750
          Oil & Gas Exploration & Production - 1.2 %
370,000   Pemex Project Funding Master, 9.125%, 10/13/10         $   432,900
          Oil & Gas Refining & Marketing - 0.1 %
50,000    Boardwalk Pipelines LLC, 5.5%, 2/1/17                  $    49,886
          Oil & Gas Storage & Transportation - 0.9 %
295,000   Kinder Morgan Energy Partners 6.75%, 3/15/11           $   318,193
          Total Energy                                           $ 1,270,713
          Materials - 2.8 %
          Aluminum - 0.8 %
285,000   Novelis, Inc., 7.25%, 2/15/15 (144A)                   $   269,325
          Commodity Chemicals - 0.8 %
80,000    Invista, 9.25%, 5/1/12 (144A)                          $    87,000
200,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                        194,250
                                                                 $   281,250
          Fertilizers & Agricultural Chemicals - 0.6 %
220,000   Potash Corp Saskatchewan, 4.875%, 3/1/13               $   217,662
          Paper Products - 0.6 %
225,000   Abitibi-Consolidated, Inc., 6.0%, 6/20/13              $   197,438
          Total Materials                                        $   965,675
          Capital Goods - 0.9 %
          Aerospace & Defense - 0.5 %
190,000   Boeing Co., 5.125%, 2/15/13                            $   193,911
          Trading Companies & Distributors - 0.4 %
145,000   Noble Group, Ltd., 6.625%, 3/17/15 (144A)              $   133,857
          Total Capital Goods                                    $   327,768
          Automobiles & Components - 1.5 %
          Auto Parts & Equipment - 0.3 %
125,000   Delphi Corp., 6.55%, 6/15/06 (b)                       $    92,813
          Automobile Manufacturers - 1.2 %
435,000   Ford Motor Co., 7.25%, 10/1/08 (b)                     $   419,775
          Total Automobiles & Components                         $   512,588
          Media - 1.6 %
          Broadcasting & Cable Television - 0.9 %
335,000   Comcast Corp., 5.3%, 1/15/14                           $   334,128
          Movies & Entertainment - 0.7 %
215,000   Time Warner, Inc., 6.75%, 4/15/11                      $   230,892
          Total Media                                            $   565,020
          Food, Beverage & Tobacco - 2.5 %
          Brewers - 0.8 %
280,000   Miller Brewing Co., 5.5%, 8/15/13 (144A)               $   286,728
          Packaged Foods & Meats - 0.9 %
280,000   Unilever Capital Corp., 7.125%, 11/1/10                $   309,729
          Soft Drinks - 0.8 %
280,000   Bottling Group LLC, 5.0%, 11/15/13                     $   284,276
          Total Food, Beverage & Tobacco                         $   880,733
          Health Care Equipment & Services - 2.0 %
          Health Care Distributors - 1.0 %
360,000   Cardinal Health, Inc., 6.0%, 1/15/06                   $   361,227
          Health Care Facilities - 1.0 %
350,000   HCA, Inc., 6.3%, 10/1/12                               $   347,893
          Total Health Care Equipment & Services                 $   709,120
          Banks - 1.4 %
          Diversified Banks - 0.6 %
225,000   US Bancorp, 3.125%, 3/15/08                            $   217,490
          Regional Banks - 0.8 %
280,000   Keycorp, 2.75%, 2/27/07                                $   272,208
          Total Banks                                            $   489,698
          Diversified Financials - 3.8 %
          Consumer Finance - 1.1 %
415,000   SLM Corp., Floating Rate Note, 7/25/14                 $   405,214
          Investment Banking & Brokerage - 0.2 %
60,000    E*Trade Financial Corp., 7.375%, 9/15/13 (144A)        $    60,600
          Diversified Financial Services - 2.5 %
500,000   Bombardier Capital, Inc., 7.09%, 3/30/07               $   503,750
400,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)                 378,926
                                                                 $   882,676
          Total Diversified Financials                           $ 1,348,490
          Insurance - 3.6 %
          Life & Health Insurance - 1.4 %
250,000   Lincoln National Corp., 5.25%, 06/15/07                $   252,213
225,000   Presidential Life Corp., 7.875%, 2/15/09                   223,875
                                                                 $   476,088
          Property & Casualty Insurance - 1.5 %
250,000   Kingsway America, Inc., 7.5%, 2/1/14                   $   258,862
250,000   Ohio Casualty Corp., 7.3%, 6/15/14                         269,456
                                                                 $   528,318
          Reinsurance - 0.7 %
255,000   Platinum Underwritters Financial, 7.5% 6/1/17 (144A)   $   254,372
          Total Insurance                                        $ 1,258,778
          Real Estate - 3.1 %
          Real Estate Investment Trusts - 3.1 %
350,000   Health Care, 6.0%, 11/15/13                            $   352,091
350,000   Hospitality Properties Trust, 5.125%, 2/15/15              337,092
225,000   Host Marriott LP, 6.375%, 3/15/15                          218,250
50,000    Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)             51,125
130,000   Ventas Realty LP/Cap Corp, 7.125%, 6/1/15 (144A)           134,550
                                                                 $ 1,093,108
          Total Real Estate                                      $ 1,093,108
          Technology Hardware & Equipment - 1.0 %
          Communications Equipment - 1.0 %
350,000   Corning, Inc., 5.9%, 3/15/14                           $   355,094
          Total Technology Hardware & Equipment                  $   355,094
          Semiconductors - 0.4 %
          Semiconductors - 0.4 %
155,000   Chartered, 6.375%, 8/3/15                              $   151,419
          Total Semiconductors                                   $   151,419
          Telecommunication Services - 0.0 %
          Integrated Telecommunication Services - 0.0 %
10,000    Telecom Italia Capital, 4.875%, 10/1/10                $     9,905
          Total Telecommunication Services                       $     9,905
          Utilities - 3.6 %
          Electric Utilities - 2.4 %
113,836   Crocket Cogeneration, 5.869%, 3/30/25 (144A)           $   115,123
85,000    Entergy Gulf States, 5.7%, 6/1/15                           83,285
260,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)           257,993
305,000   PSE&G Power, 6.95%, 6/1/12                                 332,744
60,000    Tenaska Alabama II Part, 7.0%, 6/30/21 (144A)               60,751
                                                                 $   849,896
          Multi-Utilities - 1.2 %
270,000   Avista Corp., 7.75%, 1/1/07                            $   278,995
140,000   Dominion Resources, 6.25%, 6/30/12                         148,430
                                                                 $   427,425
          Total Utilities                                        $ 1,277,321
          TOTAL CORPORATE BONDS
          (Cost   $11,218,692)                                   $11,215,430
          U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.4 %
          Government - 62.4 %
730,000   Fannie Mae, 5.24%, 8/7/18                                  739,188
267,211   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33             267,490
111,641   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34             113,602
955,000   Federal Home Loan Mortgage Corp., 6.0%, 4/15/32            981,770
30,796    Federal Home Loan Mortgage Corp., 8.0%, 4/1/8               31,647
1,348,241 Federal National Mortgage Association, 4.816%, 12/1/12   1,346,323
1,353,578 Federal National Mortgage Association, 5.0%, 12/1/17     1,351,502
1,270,463 Federal National Mortgage Association, 5.0%, 3/1/33      1,246,645
664,351   Federal National Mortgage Association, 5.0%, 5/1/34        651,272
1,123,513 Federal National Mortgage Association, 5.5%, 2/1/18      1,142,135
878,563   Federal National Mortgage Association, 5.5%, 9/1/17        891,792
528,651   Federal National Mortgage Association, 5.5%, 7/1/23        532,065
80,186    Federal National Mortgage Association, 6.0%, 6/1/15         82,500
35,920    Federal National Mortgage Association, 6.0%, 1/1/29         36,598
123,261   Federal National Mortgage Association, 6.0%, 9/1/29        125,560
45,749    Federal National Mortgage Association, 6.5%, 1/1/15         47,353
59,799    Federal National Mortgage Association, 8.0%, 2/1/29         64,073
9,484     Federal National Mortgage Association, 8.0%, 2/1/30         10,141
5,955     Federal National Mortgage Association, 8.0%, 2/1/30          6,367
8,496     Federal National Mortgage Association, 8.0%, 4/1/30          9,084
24,863    Federal National Mortgage Association, 8.0%, 7/1/30         26,582
52,878    Federal National Mortgage Association, 8.0%, 10/1/30        56,535
28,681    Federal National Mortgage Association, 8.0%, 1/1/31         30,665
70,919    Federal National Mortgage Association, 8.0%, 1/1/31         74,118
272,774   Federal National Mortgage Association, 8.0%, 3/1/31        291,645
15,137    Federal National Mortgage Association, 8.0%, 5/1/31         16,183
25,588    Federal National Mortgage Association, 9.5%, 2/1/21         28,348
730,134   Government National Mortgage Association, 4.5%, 12/15/18   721,052
383,615   Government National Mortgage Association, 4.5%, 8/15/33    369,399
145,395   Government National Mortgage Association, 4.5%, 12/15/34   139,962
221,624   Government National Mortgage Association, 5.0%, 7/15/19    222,787
379,409   Government National Mortgage Association, 5.5%, 8/15/33    383,256
1,549,414 Government National Mortgage Association, 5.5%, 10/15/33 1,565,122
981,393   Government National Mortgage Association, 5.5%, 11/20/34   989,155
425,156   Government National Mortgage Association, 5.5%, 12/15/34   429,313
68,155    Government National Mortgage Association, 6.0%, 8/15/13     70,555
11,421    Government National Mortgage Association, 6.0%, 4/15/14     11,827
419,132   Government National Mortgage Association, 6.0%, 8/15/34    429,409
1,255,029 Government National Mortgage Association, 6.0%, 9/15/34  1,285,801
1,848,350 Government National Mortgage Association, 6.0%, 9/15/34  1,893,670
51,898    Government National Mortgage Association, 7.0%, 4/15/28     54,637
14,488    Government National Mortgage Association, 7.75%, 11/15/2    15,421
375,000   TSY Inflation Indexed Security, 3.5%, 1/15/11              461,546
685,000   U.S. Treasury Bonds, 7.125%, 2/15/23                       888,787
1,200,000 U.S. Treasury Notes, 5.5%, 8/15/28                       1,348,313
420,000   U.S. Treasury Notes, 5.25%, 2/15/29                        457,849
                                                                 $21,939,044
          Total Government                                       $21,939,044
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost   $21,956,612)                                   $21,939,044
          U.S. GOVERNMENT OBLIGATIONS - 1.1 %
          Government - 1.1 %
475,000   U.S. Treasury Strip, 0%, 2/15/11                       $   380,029
          Total Government                                       $   380,029
          U.S. GOVERNMENT OBLIGATIONS
          (Cost   $388,167)                                      $   380,029

          TOTAL INVESTMENT IN SECURITIES - 99.1 %                $34,834,028
          (Cost $34,876,392)
          OTHER ASSETS AND LIABILITIES - 0.9 %                   $  306,060

          TOTAL NET ASSETS - 100.0%                              $35,140,088


144A       Security is exempt from registration under Rule 144A of the
          Securities Act of 1933.  Such securities may be resold
          normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2005, the value of these
	  securities
          amounted to $2,649,730 or 7.5% of net assets.
*         Non-income producing security


(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $35,236,260 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost              $   407,968

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (810,200)

          Net unrealized loss                                    $ (402,232)

(b)       At September 30, 2005, the following securities were out on loan:
Shares                           Security                         Market Value
119,500   Delphi Corp., 6.55%, 6/15/06                             $ 88,729

413,250   Ford Motor Co., 7.25%, 10/1/08                             398,953
          Total                                                    $ 487,682




          The accompanying notes are an integral part of these financial statements.


        Pioneer Emerging Markets VCT Portfolio
        Schedule of Investments  9/30/05 (unaudited)

Shares                                                           Value
        PREFERRED STOCKS - 3.6 %
        Materials - 0.7 %
        Diversified Metals & Mining - 0.7 %
210,400 Caemi Mineracao E Metalurgia, SA *                    $   332,111
        Total Materials                                       $   332,111
        Capital Goods - 0.1 %
        Industrial Conglomerates - 0.1 %
3,445   LG Corp.                                              $    60,650
        Total Capital Goods                                   $    60,650
        Media - 0.9 %
        Broadcasting & Cable Television - 0.9 %
1,048,50Net Servicos de Comunicacao SA *                      $   460,776
        Total Media                                           $   460,776
        Banks - 1.1 %
        Diversified Banks - 1.1%
23,930  Banco Itau Holding Financeira                         $   568,096
        Total Banks                                           $   568,096
        Telecommunication Services - 0.8 %
        Integrated Telecommunication Services - 0.8 %
22,801  Tele Norte Leste Participacoes (A.D.R.) (b)           $   376,901
        Total Telecommunication Services                      $   376,901
        TOTAL PREFERRED STOCKS
        (Cost   $1,188,536)                                   $ 1,798,534
        COMMON STOCKS - 92.9 %
        Energy - 14.3 %
        Coal & Consumable Fuels - 0.4 %
235,200 Yanzhou Coal Mining                                   $   186,660
        Integrated Oil & Gas - 10.2 %
14,500  Gazprom (A.D.R.)                                      $   971,500
3,400   Mol Magyar Olaj                                           374,604
34,300  Petrobras Brasileiro (A.D.R.)                           2,186,625
540,000 PetroChina Co., Ltd.                                      450,937
9,000   Repsol SA (A.D.R.)                                        290,790
15,200  Surgutneftegaz (A.D.R.) * (b)                             817,000
                                                              $ 5,091,456
        Oil & Gas Equipment & Services - 0.7 %
3,600   Samchully Co., Ltd.                                   $   348,992
        Oil & Gas Exploration & Production - 1.5 %
485,600 China Petroleum & Chemical                            $   220,357
514,000 Panva Gas Holdings, Ltd. *                                235,216
48,500  PTT Public Co., Ltd.                                      288,318
                                                              $   743,891
        Oil & Gas Refining & Marketing - 1.0 %
14,300  Reliance Industries, Ltd. (144A)                      $   515,086
        Oil & Gas Storage & Transportation - 0.5 %
16,018  Ultrapar Participacoes SA                             $   272,593
        Total Energy                                          $ 7,158,678
        Materials - 11.8 %
        Commodity Chemicals - 0.4 %
128,076 *CA Formosa Plastic Corp.                             $   187,547
        Construction Materials - 3.9 %
66,100  *CA Siam Cement Co., Ltd.                             $   408,738
7,450   Asia Cement Co., Ltd.                                     276,273
147,300 Aveng, Ltd.                                               388,753
3,530   Hanil Cement Co., Ltd.                                    229,838
721,100 Lafarge Malayan Cement Bhd                                123,327
954,000 PT Indocement Tunggal Prakarsa TBK *                      269,225
23,500  Ultra Tech Cement, Ltd. *                                 249,295
                                                              $ 1,945,449
        Diversified Metals & Mining - 1.1 %
6,000   Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)    $   291,540
899,000 PT Aneka Tambang TBK                                      237,936
                                                              $   529,476
        Fertilizers & Agricultural Chemicals - 0.5 %
44,000  Makhteshim-Agan Industries, Ltd.                      $   248,665
        Gold - 2.8 %
19,500  Anglogold Ashanti, Ltd. (A.D.R.) (b)                  $   827,580
36,100  IAMGOLD Corp.                                             265,696
1,070,00Zijin Mining Group Co., Ltd.                              339,951
                                                              $ 1,433,227
        Precious Metals & Minerals - 3.1 %
14,200  Anglo American Platinum Corp., Ltd.                   $   837,806
23,200  Compania de Minas Buenaventura SA                         720,360
                                                              $ 1,558,166
        Total Materials                                       $ 5,902,530
        Capital Goods - 11.0 %
        Aerospace & Defense - 0.4 %
9,100   Elbit Systems, Ltd.                                   $   200,822
        Building Products - 1.5 %
21,400  Daewoo Heavy Industries & Machinery, Ltd.             $   483,769
73,900  Trakya Cam Sanayii, AS                                    263,575
                                                              $   747,344
        Construction & Engineering - 4.2 %
447,020 Continental Engineering Corp.                         $   158,358
446,859 CTCI Corp.                                                208,941
4,369   Daelim Industrial Co.                                     308,453
594,100 Empressa ICA Sociedad Controladora SA de CV *             226,785
11,900  GS Engineering & Construction Corp.                       474,633
12,840  Kyeryong Construction Industrial Co., Ltd.                339,075
11,800  Larsen & Toubro, Ltd.                                     406,728
                                                              $ 2,122,973
        Construction & Farm Machinery & Heavy Trucks - 2.3 %
8,030   Hyundai Heavy Industries                              $   597,625
38,700  Samsung Heavy Industries Co., Ltd.                        569,409
                                                              $ 1,167,034
        Heavy Electrical Equipment - 0.8 %
14,900  Bharat Heavy Electricals (Demat) *                    $   416,571
        Industrial Conglomerates - 0.8 %
45,075  KOC Holding AS                                        $   204,196
6,825   LG Corp.                                                  172,500
                                                              $   376,696
        Industrial Machinery - 1.0 %
23,300  Doosan Heavy Industries & Construction Co.            $   263,675
389,000 Yungtay Engineering Co., Ltd.                             246,840
                                                              $   510,515
        Total Capital Goods                                   $ 5,541,955
        Transportation - 1.8 %
        Airlines - 0.5 %
15,100  Gol-Linhas Aereas Inteligentes SA *                   $   244,783
        Marine - 1.3 %
466,000 China Shipping Development Co., Ltd. *                $   391,256
51,600  Malaysia International Shipping Bhd                       254,666
                                                              $   645,922
        Total Transportation                                  $   890,705
        Automobiles & Components - 3.6 %
        Automobile Manufacturers - 3.0 %
14,500  Hyundai Motor Co., Ltd.                               $ 1,133,559
47,700  Sangyong Motor Co. *                                      367,875
                                                              $ 1,501,434
        Motorcycle Manufacturers - 0.6 %
7,900   Bajaj Auto, Ltd. (Demat Shares)                       $   303,504
        Total Automobiles & Components                        $ 1,804,938
        Consumer Durables & Apparel - 0.7 %
        Home Furnishings - 0.1 %
2,300   Ellerine Holdings, Ltd. *                             $    22,842
        Household Appliances - 0.6 %
53,240  Arcelik AS                                            $   306,694
        Total Consumer Durables & Apparel                     $   329,536
        Consumer Services - 0.7 %
        Hotels, Resorts & Cruise Lines - 0.7 %
21,300  Indian Hotels Co., Ltd. *                             $   371,103
        Total Consumer Services                               $   371,103
        Media - 3.6 %
        Advertising - 0.3 %
9,200   G II R, Inc.                                          $   149,902
        Broadcasting & Cable Television - 2.3 %
459,000 Bec World Public Co., Ltd.                                166,624
4,947   Grupo Televisa SA (A.D.R.)                                354,749
831,300 Media Prima Bhd *                                         352,840
47,000  Television Broadcasts, Ltd.                           $   287,683
                                                              $ 1,161,896
        Publishing - 1.0 %
173,916 Hurriyet Gazetecilik ve Matbaacilik AS                $   516,847
        Total Media                                           $ 1,828,645
        Retailing - 1.6 %
        Department Stores - 1.6 %
6,300   Hyundai Department Store Co., Ltd.                    $   423,410
1,000   Shinsegae Co., Ltd.                                       372,063
                                                              $   795,473
        Total Retailing                                       $   795,473
        Food & Drug Retailing - 2.1 %
        Food Distributors - 0.7 %
38,200  Massmart Holdings, Ltd.                               $   325,929
        Food Retail - 1.4 %
15,700  Brasil Distr Pao Acu (A.D.R.) * (b)                   $   453,259
143,000 President Chain Store Corp.                               267,136
                                                              $   720,395
        Total Food & Drug Retailing                           $ 1,046,324
        Food, Beverage & Tobacco - 3.1 %
        Brewers - 0.6 %
8,850   Efes Breweries International (G.D.R.) (144A) *        $   309,662
        Packaged Foods & Meats - 0.8 %
5,880   CJ Corp.                                              $   416,229
        Soft Drinks - 1.7 %
12,200  Fomento Economico Mexicano SA de CV                   $   853,024
        Total Food, Beverage & Tobacco                        $ 1,578,915
        Household & Personal Products - 1.0 %
        Personal Products - 1.0 %
6,150   Natura Cosmeticos SA *                                $   245,448
9,100   Oriflame Cosmetics SA *                                   264,617
                                                              $   510,065
        Total Household & Personal Products                   $   510,065
        Pharmaceuticals & Biotechnology - 0.7 %
        Pharmaceuticals - 0.7 %
160,000 PT Tempo Scan Pacific                                 $    93,057
7,000   Teva Pharmaceutical Industries, Ltd. (b)                  233,940
                                                              $   326,997
        Total Pharmaceuticals & Biotechnology                 $   326,997
        Banks - 14.7 %
        Diversified Banks - 14.4 %
12,466  Banco Bradesco SA (b)                                 $   609,837
25,000  Banco do Brasil SA                                        487,668
88,300  Bangkok Bank, Ltd. (Foreign Shares)                       245,796
133,900 Bank Hapoalim, Ltd.                                       523,277
18,563  Bank of Baroda *                                          105,397
964,344 China Development Financial *                             349,484
206,500 Commerce Asset Holdings Bhd                               306,844
270,890 E.Sun Financial Holding Co., Ltd. *                       184,920
162,306 FirstRand, Ltd.                                           426,189
26,000  Grupo Financiero Galicia (A.D.R.) * (b)                   225,420
11,900  Hana Bank                                                 439,431
155,300 Kasikornbank                                              254,100
1,900   Kookmin Bank                                              112,389
12,000  Kookmin Bank (A.D.R.)                                     711,000
966,400 Krung Thai Bank Public Co., Ltd. *                        249,576
221,500 Metropolitan Bank & Trust Co.                             108,666
769,500 PT Bank Central Asia TBK                                  257,860
52,100  RHB Capital Bhd *                                          34,159
28,249  Standard Bank Group, Ltd.                                 310,922
13,600  State Bank of India                                       290,229
42,425  Turkiye Is Bankasi (Isbank)                               294,719
12,562  Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) (144   660,761
                                                              $ 7,188,644
        Regional Banks - 0.3 %
228,900 First Financial Holding                               $   168,504
        Total Banks                                           $ 7,357,148
        Diversified Financials - 2.4 %
        Investment Banking & Brokerage - 0.0 %
19,601  Contax Participacoes SA * (b)                         $    12,133
        Multi-Sector Holding - 0.7 %
20,800  Remgro, Ltd.                                          $   359,175
        Diversified Financial Services - 1.7 %
184,000 Fubon Group                                           $   168,983
15,600  Samsung Securities Co., Ltd.                              664,819
                                                              $   833,802
        Total Diversified Financials                          $ 1,205,110
        Insurance - 4.3 %
        Life & Health Insurance - 2.4 %
11,900  Cathay Financial Holding Co., Ltd. (G.D.R.) (144A) *  $   222,292
334,000 China Life Insurance Co., Ltd. *                          258,147
145,000 Ping An Insurance (Group) Co. of China, Ltd. *            253,561
231,100 Sanlam, Ltd.                                              465,498
                                                              $ 1,199,498
        Property & Casualty Insurance - 1.9 %
85,567  Aksigorta AS                                          $   518,335
4,100   Samsung Fire & Marine Insurance                           424,939
                                                              $   943,274
        Total Insurance                                       $ 2,142,772
        Real Estate - 0.8 %
        Real Estate Management & Development - 0.8 %
1,652   Cyrela Brazil Realty SA (G.D.R.) (144A) *             $   135,555
1,095,40SM Prime Holdings                                         140,862
48,900  Wheelock Properties (Singapore), Ltd.                     109,889
                                                              $   386,306
        Total Real Estate                                     $   386,306
        Software & Services - 0.5 %
        Application Software - 0.5 %
4,732   Infosys Technologies, Ltd.                            $   271,141
        Total Software & Services                             $   271,141
        Technology Hardware & Equipment - 2.4 %
        Computer Hardware - 0.7 %
228,900 Quanta Computer, Inc.                                 $   376,338
        Computer Storage & Peripherals - 0.3 %
121,800 LITE-ON IT Corp.                                      $   144,208
        Electronic Equipment & Instruments - 0.4 %
110,240 ACER Sertek, Inc.                                     $   219,813
        Electronic Manufacturing Services - 1.0 %
103,158 Hon Hai Precision Industry                            $   481,323
        Total Technology Hardware & Equipment                 $ 1,221,682
        Semiconductors - 4.6 %
        Semiconductors - 4.6 %
2,230   Samsung Electronics *                                 $ 1,262,932
257,204 Taiwan Semiconductor Manufacturing Co.                    414,182
31,499  Taiwan Semiconductor Manufacturing Co. (A.D.R.)           258,922
611,980 United Microelectronics Corp., Ltd.                       395,067
                                                              $ 2,331,103
        Total Semiconductors                                  $ 2,331,103
        Telecommunication Services - 6.5 %
        Integrated Telecommunication Services - 1.8 %
8,900   Brasil Telecom Participacoes SA (b)                   $   378,517
7,700   Philippine Long Distance Telephone Co. *                  232,198
36,100  Telekomunikacja Polska SA                                 281,706
                                                              $   892,421
        Wireless Telecommunication Services - 4.7 %
13,200  Korea Telecom Freetel Co.                             $   330,998
7,500   Mobile Telesystems (A.D.R.)                               305,100
33,400  MTN Group, Ltd. *                                         276,373
29,100  Partner Communications Co., Ltd. *                        248,627
381,700 Shinawatra Computer Co., Plc                              381,282
146,000 Taiwan Mobile Co., Ltd.                                   139,173
65,400  Venfin, Ltd.                                              347,891
7,800   Vimpel-Communications (A.D.R.) *                          346,633
                                                              $ 2,376,077
        Total Telecommunication Services                      $ 3,268,498
        Utilities - 0.7 %
        Electric Utilities - 0.7 %
9,000   Cemig SA (A.D.R.)                                     $   342,720
        Total Utilities                                       $   342,720
        TOTAL COMMON STOCKS
        (Cost   $32,946,126)                                  $46,612,344
        RIGHTS/WARRANTS - 0.0 %
        Commercial Services & Supplies - 0.0 %
        Diversified Commercial Services - 0.0 %
1,580   Bidvest Group, Ltd., EXP. 12/08/06 *                  $     7,956
        Total Commercial Services & Supplies                  $     7,956
        TOTAL RIGHTS/WARRANTS
        (Cost   $0)                                           $     7,956

        TOTAL INVESTMENT IN SECURITIES - 96.5 %               $48,418,834
        (Cost   $34,134,662) (a)

        OTHER ASSETS AND LIABILITIES - 3.5 %                  $1,763,930

        TOTAL NET ASSETS - 100.0 %                            $50,182,764

*       Non-income producing security
(A.D.R.)American Depositary Receipt
(G.D.R.)Global Depositary Receipt

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2005, the value of these securities amounted to $1,843,356 or 3.67% of net assets.

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $34,592,684 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost             $14,394,559

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value               (568,409)

        Net unrealized gain                                   $13,826,150


(b)     At September 30, 2005, the following securities were out on loan:
Shares                         Security                        Market Value
18,450  Anglogold Ashanti, Ltd. (A.D.R.) (b)                    $ 783,018
11,323  Banco Bradesco SA (b)                                     553,921
5,000   Brasil Telecom Participacoes SA (b)                       212,650
8,470   Compahia Energetica (A.D.R.) +                            322,538
14,845  Brasil Distr Pao Acu (A.D.R.) * (b)                       428,575
2,800   Contax Participacoes SA * (b)                               1,739
5,700   Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)        276,963
24,690  Grupo Financiero Galicia (A.D.R.) * (b)                   214,062
12,140  Surgutneftegaz (A.D.R.) * (b)                             652,525
18,556  Tele Norte Leste Participacoes (A.D.R.) (b)               306,731
6,569   Teva Pharmaceutical Industries, Ltd. (b)                  219,536
        Total                                                   $ 3,972,258

       +Pending Sale for security Compahia Energetica (A.D.R.) as of 9/30/05


          Pioneer Growth Opportunities VCT
          Schedule of Investments  9/30/05 (unaudited)


Shares                                                            Value
          COMMON STOCKS - 95.0 %
          Energy - 8.3 %
          Oil & Gas Drilling - 3.4 %
602,200   Grey Wolf, Inc. *                                    $ 5,076,546
220,900   Pride International, Inc. *                            6,297,859
                                                               $11,374,405
          Oil & Gas Exploration & Production - 4.9 %
109,700   Forest Oil Corp. *                                   $ 5,715,370
118,400   Newfield Exploration Co.*                              5,813,440
80,300    Stone Energy Corp. *                                   4,901,512
                                                               $16,430,322
          Total Energy                                         $27,804,727
          Materials - 3.4 %
          Construction Materials - 2.0 %
69,050    Florida Rock Industries, Inc.                        $ 4,425,415
40,000    Texas Industries, Inc.                                 2,176,000
                                                               $ 6,601,415
          Fertilizers & Agricultural Chemicals - 1.1 %
41,200    The Scotts Miracle-Gro Co.                           $ 3,622,716
          Specialty Chemicals - 0.3 %
273,200   Omnova Solutions, Inc. *                             $ 1,193,884
          Total Materials                                      $11,418,015
          Capital Goods - 7.9 %
          Aerospace & Defense - 3.1 %
62,900    Alliant Techsystems, Inc. *                          $ 4,695,485
94,300    DRS Technologies, Inc.                                 4,654,648
66,300    Hexcel Corp. *                                         1,212,627
                                                               $10,562,760
          Construction & Farm Machinery & Heavy Trucks - 2.7 %
152,800   AGCO Corp. *                                         $ 2,780,960
39,900    Terex Corp. *                                          1,972,257
160,100   Wabtec Corp.                                           4,367,528
                                                               $ 9,120,745
          Industrial Conglomerates - 0.5 %
137,300   Tredegar Corp.                                       $ 1,786,273
          Industrial Machinery - 1.6 %
77,200    Pentair, Inc.                                        $ 2,817,800
100,700   Stewart & Stevenson Services, Inc.                     2,401,695
                                                               $ 5,219,495
          Total Capital Goods                                  $26,689,273
          Commercial Services & Supplies - 3.7 %
          Commercial Printing - 0.6 %
56,637    R.R. Donnelly & Sons Co.                             $ 2,099,534
          Diversified Commercial Services - 1.9 %
80,000    Arbitron, Inc.                                       $ 3,187,200
16,900    Global Cash Access *                                     238,290
139,061   NCO Group, Inc. *                                      2,873,000
                                                               $ 6,298,490
          Human Resource & Employment Services - 1.2 %
133,600   Monster Worldwide, Inc. *                            $ 4,102,856
          Total Commercial Services & Supplies                 $12,500,880
          Transportation - 2.7 %
          Trucking - 2.7 %
176,500   Heartland Express, Inc.                              $ 3,590,010
164,100   Old Dominion Freight Line, Inc. *                      5,495,709
                                                               $ 9,085,719
          Total Transportation                                 $ 9,085,719
          Consumer Durables & Apparel - 3.6 %
          Footwear - 2.2 %
211,500   Skechers U.S.A. *                                    $ 3,462,255
182,200   Wolverine World Wide, Inc.                             3,835,310
                                                               $ 7,297,565
          Homebuilding - 1.4 %
321,868   Champion Enterprises, Inc. *                         $ 4,757,209
          Total Consumer Durables & Apparel                    $12,054,774
          Consumer Services - 6.5 %
          Casinos & Gaming - 3.4 %
215,700   Scientific Games Corp. *                             $ 6,686,700
73,300    Station Casinos, Inc.                                  4,864,188
                                                               $11,550,888
          Restaurants - 2.2 %
71,900    Papa John's International, Inc. *                    $ 3,603,628
140,400   Rare Hospitality International, Inc. *                 3,608,280
                                                               $ 7,211,908
          Specialized Consumer Services - 0.9 %
128,300   Jackson Hewitt Tax Service, Inc.                     $ 3,067,653
          Total Consumer Services                              $21,830,449
          Media - 1.0 %
          Publishing - 1.0 %
152,000   Interactive Data Corp.*                              $ 3,442,800
          Total Media                                          $ 3,442,800
          Retailing - 3.6 %
          Apparel Retail - 3.6 %
169,000   Aeropostale, Inc. *                                  $ 3,591,250
116,100   Guess?, Inc. *                                         2,488,023
127,050   Stage Stores, Inc.                                     3,413,834
131,100   Stein Mart, Inc.                                       2,661,330
                                                               $12,154,437
          Total Retailing                                      $12,154,437
          Food & Drug Retailing - 0.9 %
          Food Retail - 0.9 %
129,400   Casey's General Stores, Inc.                         $ 3,002,080
          Total Food & Drug Retailing                          $ 3,002,080
          Household & Personal Products - 0.9 %
          Personal Products - 0.9 %
155,200   Nu Skin Enterprises, Inc.                            $ 2,956,560
          Total Household & Personal Products                  $ 2,956,560
          Health Care Equipment & Services - 11.5 %
          Health Care Equipment - 1.8 %
116,200   Palomar Medical Technologies * (b)                   $ 3,047,926
132,000   Steris Corp.                                           3,140,280
                                                               $ 6,188,206
          Health Care Facilities - 0.6 %
70,300    Kindred Healthcare, Inc. * (b)                       $ 2,094,940
          Health Care Services - 6.0 %
126,700   American Healthways, Inc. *                          $ 5,372,080
55,000    Cerner Corp. * (b)                                     4,781,150
94,725    Matria Healthcare, Inc. * (b)                          3,575,869
126,400   Merge Technologies, Inc. * (b)                         2,160,176
201,500   Pre-Se Technologies, Inc. * (b)                        4,162,990
                                                               $20,052,265
          Health Care Supplies - 3.0 %
78,500    Haemonetics Corp. *                                  $ 3,731,105
73,700    Merit Medical Systems, Inc. *                          1,307,438
149,910   PolyMedica Corp. (b)                                   5,237,855
                                                               $10,276,398
          Total Health Care Equipment & Services               $38,611,809
          Pharmaceuticals & Biotechnology - 7.5 %
          Biotechnology - 5.8 %
287,600   Connetics Corp. *                                    $ 4,863,316
322,000   Cubist Pharmaceuticals, Inc. *                         6,935,880
83,100    CV Therapeutics, Inc. * (b)                            2,222,925
254,300   Serologicals Corp. * (b)                               5,737,008
                                                               $19,759,129
          Pharmaceuticals - 1.7 %
66,500    Medicis Pharmaceutical Corp. (b)                     $ 2,165,240
161,400   Salix Pharmaceuticals, Ltd. *                          3,429,750
                                                               $ 5,594,990
          Total Pharmaceuticals & Biotechnology                $25,354,119
          Banks - 3.5 %
          Diversified Banks - 1.1 %
189,091   Fulton Financial Corp. (b)                           $ 3,167,274
13,500    State National Bancshares, Inc. *                        351,000
                                                               $ 3,518,274
          Regional Banks - 0.6 %
99,900    Irwin Financial Corp.                                $ 2,036,961
          Thrifts & Mortgage Finance - 1.8 %
150,000   Fremont General Corp. *                              $ 3,274,500
296,252   W Holding Co., Inc.                                    2,832,169
                                                               $ 6,106,669
          Total Banks                                          $11,661,904
          Diversified Financials - 2.6 %
          Consumer Finance - 1.0 %
114,400   Asta Funding, Inc. * (b)                             $ 3,473,184
          Diversified Financial Services - 1.6 %
73,800    Affiliated Managers Group, Inc. * (b)                $ 5,344,596
                                                               $ 8,817,780
          Total Diversified Financials                         $ 8,817,780
          Insurance - 1.7 %
          Reinsurance - 1.7 %
29,100    Arch Capital Group, Ltd. *                           $ 1,443,069
180,200   Scottish RE Group, Ltd.                                4,295,968
                                                               $ 5,739,037
          Total Insurance                                      $ 5,739,037
          Real Estate - 1.7 %
          Real Estate Investment Trusts - 1.7 %
68,600    Alexandria Real Estate Equities, Inc.                $ 5,672,534
          Total Real Estate                                    $ 5,672,534
          Software & Services - 12.7 %
          Application Software - 3.5 %
86,200    Avid Technology, Inc. *                              $ 3,568,680
298,000   eResearch Technology, Inc. * (b)                       4,228,620
583,600   Parametric Technology Co. *                            4,067,692
                                                               $11,864,992
          Data Processing & Outsourced Services - 0.3 %
66,900    The BISYS Group, Inc. *                              $   898,467
          Home Entertainment Software - 2.2 %
412,600   Plato Learning, Inc. *                               $ 3,139,886
198,750   THQ, Inc. *                                            4,237,350
                                                               $ 7,377,236
          Internet Software & Services - 3.4 %
139,500   Digital Insight Corp. *                              $ 3,635,370
238,300   HouseValues, Inc. * (b)                                3,407,690
89,700    Websense, Inc. *                                       4,593,537
                                                               $11,636,597
          IT Consulting & Other Services - 1.2 %
542,900   Ciber Inc. *                                         $ 4,033,747
          Systems Software - 2.1 %
85,700    Macrovision Corp. *                                  $ 1,636,870
125,000   Micros Systems, Inc. *                                 5,468,750
                                                               $ 7,105,620
          Total Software & Services                            $42,916,659
          Technology Hardware & Equipment - 8.2 %
          Communications Equipment - 2.7 %
391,400   Arris Group, Inc. *                                  $ 4,642,004
137,300   NETGEAR, Inc. * (b)                                    3,303,438
163,700   Symmetricom, Inc. *                                    1,267,038
                                                               $ 9,212,480
          Computer Hardware - 0.7 %
54,100    Intergraph Corp. *                                   $ 2,418,811
          Computer Storage & Peripherals - 1.6 %
109,000   Sandisk Corp. *                                      $ 5,259,250
          Electronic Equipment & Instruments - 2.2 %
403,000   Aeroflex, Inc. *                                     $ 3,772,080
145,200   Tektronix, Inc.                                        3,663,396
                                                               $ 7,435,476
          Technology Distributors - 1.0 %
204,700   Agilysys, Inc.                                       $ 3,447,148
          Total Technology Hardware & Equipment                $27,773,165
          Semiconductors - 3.1 %
          Semiconductor Equipment - 2.5 %
331,300   Axcelis Technologies, Inc. *                         $ 1,729,386
242,700   Entegris, Inc. *                                       2,742,510
135,400   MKS Instruments, Inc. *                                2,332,942
94,300    Photronics, Inc. *                                     1,829,420
                                                               $ 8,634,258
          Semiconductors - 0.6 %
74,700    DSP Group, Inc. *                                    $ 1,916,802
          Total Semiconductors                                 $10,551,060
          TOTAL COMMON STOCKS
          (Cost   $241,994,885)                                $320,037,781
          RIGHTS/WARRANTS - 0.3 %
          Health Care Equipment & Services - 0.0 %
          Health Care Equipment - 0.0 %
49,880    Endocare, Inc., Exp. 11/23/05 *                      $         0
37,165    NCO Group, Exp. 9/28/06 *                            $         0
          Health Care Facilities - 0.0 %
140,000   Lifepoint, Exp. 4/1/07 *                             $         0
84,000    Lifepoint, Exp. 7/21/07 *                                      0
          Health Care Supplies - 0.0 %
92,800    SpectRx, Inc. Exp. 6/4/06 *                          $         0
          Total Health Care Equipment & Services               $         0
          Pharmaceuticals & Biotechnology - 0.2 %
          Biotechnology - -0.0 %
250,000   Photomedex, Exp. 6/13/07 *                           $    45,000
          Pharmaceuticals - 0.2 %
105,000   Nastech, Exp. 3/22/06 *                              $   819,263
          Total Pharmaceuticals & Biotechnology                $   864,263
          TOTAL RIGHTS/WARRANTS
          (Cost   $21,608)                                     $   864,263
          EXCHANGE TRADED FUNDS - 3.8 %
56,100    iShares Russell 2000 Value (b)                       $ 3,698,673
66,800    iShares Russell 2000 Growth (b)                        4,587,824
40,100    S & P Small Cap 600/BARRA Growth Index (b)             4,656,813
                                                               $12,943,310
          TOTAL EXCHANGE TRADED FUNDS
          (Cost 9,826,367)                                     $12,943,310

Principal Amount                                                    Value
          TEMPORARY CASH INVESTMENTS - 0.9 %
          Repurchase Agreement - 0.9 %
3,000,000 UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of
$3,000,000
          plus accrued interest on 10/1/05 collateralized by $3,118,0000 U.S.
          Treasury Bill, 3.125%, 4/15/09.                      $ 3,000,000

          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost   $3,000,000)                                  $ 3,000,000

          TOTAL INVESTMENT IN SECURITIES - 99.9 %
          (Cost   $254,842,860) (a)                            $336,845,354

          OTHER ASSETS AND LIABILITIES - 0.1 %                 $   168,524

          TOTAL NET ASSETS - 100.0%                            $337,013,878

*         Non-income producing security

(A.D.R.)  American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $254,854,610 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost            $91,626,426

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (9,635,682)

          Net unrealized gain                                  $81,990,744

          At September 30, 2005, the following securities were out on loan:
(b)
Shares                          Security                        Market Value
70,500    Affiliated Managers Group, Inc. *                      $     5,105,610
108,680   Asta Funding, Inc. *                                   3,299,525
78,945    CV Therapeutics, Inc. *                                2,111,779
52,250    Cerner Corp. *                                         4,542,093
292,920   eResearch Technology, Inc. *                           4,156,535
185,926   Fulton Financial Corp.                                 3,119,838
226,385   HouseValues, Inc. *                                    3,237,306
53,124    iShares Russell 2000 Value (ETF)                       3,502,465
58,945    iShares Russell 2000 Growth (ETF)                      4,055,416
16,000    S & P Small Cap 600/BARRA Growth Index (ETF)           1,859,040
66,785    Kindred Healthcare, Inc. *                             1,990,193
89,609    Matria Healthcare, Inc. *                              3,382,740
63,175    Medicis Pharmaceutical Corp.                           2,056,978
120,080   Merge Technologies, Inc. *                             2,052,167
130,435   NETGEAR, Inc. *                                        3,138,266
110,390   Palomar Medical Technologies *                         2,895,530
57,700    Pre-Se Technologies, Inc. *                            1,192,082
56,200    PolyMedica Corp.                                       1,963,628
240,590   Serologicals Corp. *                                   5,427,710
          Total                                                  $   59,088,901


        Pioneer Growth Shares VCT Portfolio
        Schedule of Investments  9/30/05 (unaudited)

Shares                                                        Value
        COMMON STOCKS - 98.4 %
        Energy - 1.5 %
        Integrated Oil & Gas - 1.5 %
2,600   Occidental Petroleum Corp.                         $   222,118
10,000  Repsol SA (A.D.R.)                                     323,100
                                                           $   545,218
        Total Energy                                       $   545,218
        Capital Goods - 8.7 %
        Aerospace & Defense - 1.7 %
3,400   L-3 Communications Holdings, Inc.                  $   268,838
7,100   United Technologies Corp.                              368,064
                                                           $   636,902
        Building Products - 1.3 %
10,100  American Standard Companies, Inc.                  $   470,155
        Construction & Farm Machinery & Heavy Trucks - 1.6 %
9,400   Deere & Co.                                        $   575,280
        Industrial Conglomerates - 2.9 %
6,800   3M Co.                                             $   498,848
20,600  Tyco International, Ltd.                               573,710
                                                           $ 1,072,558
        Industrial Machinery - 1.2 %
5,300   Illinois Tool Works, Inc. (b)                      $   436,349
        Total Capital Goods                                $ 3,191,244
        Commercial Services & Supplies - 0.8 %
        Diversified Commercial Services - 0.8 %
4,200   The Dun & Bradstreet Corp. *                       $   276,654
        Total Commercial Services & Supplies               $   276,654
        Consumer Durables & Apparel - 2.2 %
        Apparel, Accessories & Luxury Goods - 0.8 %
7,200   Liz Claiborne, Inc.                                $   283,104
        Footwear - 1.4 %
3,600   Nike, Inc.                                         $   294,048
4,300   Reebok International, Ltd.                             243,251
                                                           $   537,299
        Total Consumer Durables & Apparel                  $   820,403
        Consumer Services - 1.0 %
        Hotels, Resorts & Cruise Lines - 1.0 %
7,300   Carnival Corp.                                     $   364,854
        Total Consumer Services                            $   364,854
        Media - 4.3 %
        Advertising - 1.0 %
4,200   Omnicom Group                                      $   351,246
        Broadcasting & Cable Television - 2.0 %
92,600  Liberty Media Corp. *                              $   745,430
        Movies & Entertainment - 1.3 %
19,600  The Walt Disney Co.                                $   472,948
        Total Media                                        $ 1,569,624
        Retailing - 6.4 %
        Apparel Retail - 2.0 %
7,900   Aeropostale, Inc. *                                $   167,875
27,200  TJX Companies, Inc.                                    557,056
                                                           $   724,931
        Home Improvement Retail - 4.4 %
29,500  Home Depot, Inc.                                   $ 1,125,130
7,900   Lowe's Companies, Inc.                                 508,760
                                                           $ 1,633,890
        Total Retailing                                    $ 2,358,821
        Food & Drug Retailing - 1.0 %
        Drug Retail - 1.0 %
12,800  CVS Corp.                                          $   371,328
        Total Food & Drug Retailing                        $   371,328
        Food, Beverage & Tobacco - 8.2 %
        Soft Drinks - 4.8 %
7,100   Fomento Economico Mexicano SA de CV                $   496,432
22,200  PepsiCo, Inc.                                        1,258,962
                                                           $ 1,755,394
        Tobacco - 3.4 %
17,000  Altria Group, Inc.                                 $ 1,253,070
        Total Food, Beverage & Tobacco                     $ 3,008,464
        Household & Personal Products - 5.2 %
        Household Products - 3.7 %
22,900  Procter & Gamble Co.                               $ 1,361,634
        Personal Products - 1.5 %
20,600  Avon Products, Inc.                                $   556,200
        Total Household & Personal Products                $ 1,917,834
        Health Care Equipment & Services - 8.3 %
        Health Care Distributors - 2.4 %
13,800  Cardinal Health, Inc.                              $   875,472
        Health Care Equipment - 5.1 %
14,600  Biomet, Inc.                                       $   506,766
28,400  Boston Scientific Corp. *                              663,708
10,400  Guidant Corp.                                          716,456
                                                           $ 1,886,930
        Health Care Supplies - 0.8 %
3,600   Cooper Companies, Inc.                             $   275,796
        Total Health Care Equipment & Services             $ 3,038,198
        Pharmaceuticals & Biotechnology - 14.2 %
        Biotechnology - 5.5 %
16,458  Amgen, Inc. *                                      $ 1,311,209
6,100   Biogen Idec, Inc. * (b)                                240,828
9,700   Gilead Sciences, Inc. *                                472,972
                                                           $ 2,025,009
        Pharmaceuticals - 8.7 %
12,400  Astrazeneca Plc (A.D.R.)                           $   584,040
11,011  Endo Pharmaceuticals Holdings, Inc. *                  293,663
29,300  IVAX Corp. *                                           772,348
18,000  Johnson & Johnson                                    1,139,040
15,092  Par Pharmaceutical Co., Inc. * (b)                     401,749
                                                           $ 3,190,840
        Total Pharmaceuticals & Biotechnology              $ 5,215,849
        Banks - 0.8 %
        Diversified Banks - 0.8 %
5,900   Wachovia Corp.                                     $   280,781
        Total Banks                                        $   280,781
        Diversified Financials - 3.0 %
        Investment Banking & Brokerage - 0.9 %
2,700   Goldman Sachs Group, Inc.                          $   328,266
        Diversified Financial Services - 2.1 %
16,800  Citigroup, Inc.                                    $   764,736
        Total Diversified Financials                       $ 1,093,002
        Insurance - 2.1 %
        Multi-Line Insurance - 2.1 %
12,600  American International Group, Inc.                 $   780,696
        Total Insurance                                    $   780,696
        Software & Services - 13.1 %
        IT Consulting & Other Services - 2.2 %
31,600  Accenture, Ltd. *                                  $   804,536
        Systems Software - 10.9 %
31,800  Macrovision Corp. *                                $   607,380
77,800  Microsoft Corp.                                      2,001,794
61,600  Symantec Corp. *                                     1,395,856
                                                           $ 4,005,030
        Total Software & Services                          $ 4,809,566
        Technology Hardware & Equipment - 13.0 %
        Communications Equipment - 9.1 %
69,300  Avaya, Inc. *                                      $   713,790
76,700  Cisco Systems, Inc. *                                1,375,231
28,000  Qualcomm, Inc.                                       1,253,000
                                                           $ 3,342,021
        Computer Hardware - 3.9 %
34,300  Dell, Inc. *                                       $ 1,173,060
8,900   Hewlett-Packard Co.                                    259,880
                                                           $ 1,432,940
        Total Technology Hardware & Equipment              $ 4,774,961
        Semiconductors - 3.5 %
        Semiconductors - 3.5 %
52,300  Intel Corp.                                        $ 1,289,195
        Total Semiconductors                               $ 1,289,195
        Telecommunication Services - 1.2 %
        Wireless Telecommunication Services - 1.2 %
17,500  Vodafone Group Plc (A.D.R.)                        $   454,475
        Total Telecommunication Services                   $   454,475
        TOTAL COMMON STOCKS
        (Cost   $34,700,069)                               $36,161,167

        TOTAL INVESTMENT IN SECURITIES - 98.4 %
        (Cost   $34,700,069) (a)                           $36,161,167

        OTHER ASSETS AND LIABILITIES - 1.6 %               $   577,386

        TOTAL NET ASSETS - 100.0%                          $36,738,553

*       Non-income producing security

(A.D.R.)American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $35,357,891 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost          $ 2,291,269

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value           (1,487,993)

        Net unrealized gain                                $  803,276

(b)     At September 30, 2005, the following securities were out on loan:

Shares                       Security                       Market Value
5,600   Biogen Idec, Inc. *                                  $        221,088
5,035   Illinois Tool Works, Inc.                              414,532
11,624  Par Pharmaceutical Co., Inc. *                         309,431
        Total                                                $        945,051


          Pioneer Oakridge Large Cap Growth VCT
          Schedule of Investments  9/30/05 (unaudited)

Shares                                                         Value
          COMMON STOCKS - 93.5 %
          Energy - 6.0 %
          Oil & Gas Exploration & Production - 6.0 %
2,685     Apache Corp.                                      $   201,966
7,490     XTO Energy, Inc.                                      339,447
                                                            $   541,413
          Total Energy                                      $   541,413
          Capital Goods - 8.5 %
          Aerospace & Defense - 2.2 %
2,485     L-3 Communications Holdings, Inc.                 $   196,489
          Industrial Conglomerates - 2.6 %
6,960     General Electric Co.                              $   234,343
          Industrial Machinery - 3.7 %
3,035     Danaher Corp. (b)                                 $   163,374
4,475     Ingersoll-Rand Co.                                    171,079
                                                            $   334,453
          Total Capital Goods                               $   765,285
          Transportation - 2.6 %
          Air Freight & Couriers - 2.6 %
2,670     FedEx Corp.                                       $   232,637
          Total Transportation                              $   232,637
          Consumer Durables & Apparel - 2.0 %
          Apparel, Accessories & Luxury Goods - 2.0 %
5,750     Coach, Inc. *                                     $   180,320
          Total Consumer Durables & Apparel                 $   180,320
          Consumer Services - 1.9 %
          Hotels, Resorts & Cruise Lines - 1.9 %
3,360     Carnival Corp.                                    $   167,933
          Total Consumer Services                           $   167,933
          Retailing - 6.8 %
          General Merchandise Stores - 1.9 %
3,265     Target Corp.                                      $   169,551
          Home Improvement Retail - 2.2 %
3,080     Lowe's Companies, Inc.                            $   198,352
          Specialty Stores - 2.7 %
11,392    Staples, Inc.                                     $   242,877
          Total Retailing                                   $   610,780
          Food & Drug Retailing - 2.0 %
          Drug Retail - 2.0 %
4,160     Walgreen Co.                                      $   180,752
          Total Food & Drug Retailing                       $   180,752
          Food, Beverage & Tobacco - 2.0 %
          Soft Drinks - 2.0 %
3,225     PepsiCo, Inc.                                     $   182,890
          Total Food, Beverage & Tobacco                    $   182,890
          Household & Personal Products - 2.5 %
          Household Products - 2.5 %
3,850     Procter & Gamble Co.                              $   228,921
          Total Household & Personal Products               $   228,921
          Health Care Equipment & Services - 16.7 %
          Health Care Equipment - 6.8 %
1,415     Fisher Scientific International, Inc. *           $    87,801
3,860     St. Jude Medical, Inc. *                              180,648
4,500     Varian Medical Systems, Inc. *                        177,795
2,395     Zimmer Holdings, Inc. *                               164,992
                                                            $   611,236
          Health Care Services - 5.0 %
5,220     Caremark Rx, Inc. *                               $   260,635
3,715     Quest Diagnostics, Inc.                               187,756
                                                            $   448,391
          Health Care Supplies - 2.4 %
1,700     Alcon, Inc. *                                     $   217,396
          Managed Health Care - 2.5 %
4,030     United Healthcare Group, Inc.                     $   226,486
          Total Health Care Equipment & Services            $ 1,503,509
          Pharmaceuticals & Biotechnology - 12.9 %
          Biotechnology - 6.6 %
2,745     Amgen, Inc. *                                     $   218,694
4,475     Genentech, Inc. *                                     376,840
                                                            $   595,534
          Pharmaceuticals - 6.3 %
3,830     Abbott Laboratories                               $   162,392
3,175     Johnson & Johnson                                     200,914
5,975     Teva Pharmaceutical Industries, Ltd. (b)              199,685
                                                            $   562,991
          Total Pharmaceuticals & Biotechnology             $ 1,158,525
          Banks - 2.1 %
          Diversified Banks - 2.1 %
6,855     U.S. Bancorp                                      $   192,488
          Total Banks                                       $   192,488
          Diversified Financials - 5.4 %
          Consumer Finance - 4.0 %
3,080     American Express Co.                              $   176,915
3,420     SLM Corp.                                             183,449
                                                            $   360,364
          Diversified Financial Services - 1.4 %
2,815     Citigroup, Inc.                                   $   128,139
          Total Diversified Financials                      $   488,503
          Insurance - 2.0 %
          Life & Health Insurance - 2.0 %
4,055     Aflac, Inc.                                       $   183,692
          Total Insurance                                   $   183,692
          Software & Services - 7.3 %
          Internet Software & Services - 1.5 %
409       Google, Inc. *                                    $   129,432
          IT Consulting & Other Services - 1.5 %
2,955     Cognizant Tech Solutions Corp. *                  $   137,673
          Systems Software - 4.3 %
8,385     Microsoft Corp.                                   $   215,745
13,895    Oracle Corp. *                                        172,159
                                                            $   387,904
          Total Software & Services                         $   655,009
          Technology Hardware & Equipment - 7.6 %
          Communications Equipment - 5.3 %
7,030     Comverse Technology, Inc. *                       $   184,678
6,435     Qualcomm, Inc.                                        287,966
                                                            $   472,644
          Computer Hardware - 2.3 %
6,145     Dell, Inc. *                                      $   210,159
          Total Technology Hardware & Equipment             $   682,803
          Semiconductors - 5.0 %
          Semiconductors - 5.0 %
5,150     Marvell Technology Group, Ltd. *                  $   237,467
6,340     Texas Instruments, Inc.                               214,926
                                                            $   452,393
          Total Semiconductors                              $   452,393
          TOTAL COMMON STOCKS
          (Cost   $7,576,354)                               $ 8,407,853

          TOTAL INVESTMENT IN SECURITIES - 93.5 %           $ 8,407,853
          (Cost  $7,576,354) (a)

          OTHER ASSETS AND LIABILITIES - 6.5 %              $  587,401

          TOTAL NET ASSETS - 100.0 %                        $ 8,995,254


*         Non-income producing security

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $7,581,002 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost         $  953,425

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                   (126,574)

          Net unrealized gain                               $  826,851

          (b) At September 30, 2005, the following securities were out on loan:

Shares                         Security                      Market Value
2,807     Danaher Corp.                                       $        151,101
5,676     Teva Pharmaceutical Industries, Ltd.                          189,692
          Total                                               $        340,793


        Pioneer Real Estate Shares VCT Portfolio
        Schedule of Investments  9/30/05 (unaudited)

Shares                                                       Value
        COMMON STOCKS - 98.4 %
        Consumer Services - 5.5 %
        Hotels, Resorts & Cruise Lines - 5.5 %
96,300  Hilton Hotels Corp. *                             $ 2,149,416
59,000  Starwood Hotels & Resorts                           3,373,030
                                                          $ 5,522,446
        Total Consumer Services                           $ 5,522,446
        Real Estate - 92.9 %
        Real Estate Management & Development - 4.4 %
129,800 Brookfield Properties Corp.                       $ 3,825,206
40,900  Kite Realty Group Trust                               610,228
                                                          $ 4,435,434
        Real Estate Investment Trusts - 88.5 %
47,000  AMB Property Corp. (b)                            $ 2,110,300
35,000  Apartment Investment & Management Co.               1,357,300
98,000  Archstone Communities Trust                         3,907,260
21,000  Arden Realty Group, Inc.                              864,570
59,000  AvalonBay Communities, Inc.                         5,056,300
34,100  BioMed Property Trust, Inc.                           845,680
75,000  Boston Properties, Inc.                             5,317,500
40,300  Brandywine Realty Trust                             1,252,927
45,000  Camden Property Trust                               2,508,750
6,000   Capital Automotive                                    232,260
16,000  Carramerica Realty Corp.                              575,200
26,500  Corporate Office Properties                           926,175
69,500  Developers Diversifies Realty Corp.                 3,245,650
38,000  Duke Realty Investments, Inc.                       1,287,440
8,000   Equity Lifestyle Properties, Inc.                     360,000
52,500  Equity Office Properties Trust                      1,717,275
110,000 Equity Residential Property Trust                   4,163,500
37,500  Federal Realty Investment Trust                     2,284,875
12,100  First Potomac Realty Trust                            310,970
73,000  General Growth Properties (b)                       3,279,890
10,500  Healthcare Realty Trust, Inc.                         421,470
52,600  Highwoods Properties, Inc.                          1,552,226
14,500  Hospitality Properties Trust                          621,470
186,800 Host Marriott Corp. (b)                             3,156,920
24,500  iStar Financial, Inc.                                 990,535
12,000  Kilroy Realty Corp.                                   672,360
70,000  Kimco Realty Corp. (b)                              2,199,400
84,000  Liberty Property Trust                              3,573,360
30,200  Pan Pacific Retail Properties, Inc.                 1,990,180
45,500  Prentiss Properties Trust                           1,847,300
135,278 ProLogis Trust                                      5,994,155
25,000  PS Business Parks, Inc. *                           1,145,000
44,000  Public Storage, Inc.                                2,948,000
45,900  Regency Centers Corp. (b)                           2,636,955
19,500  Shurgard Storage Centers, Inc.                      1,089,465
94,300  Simon DeBartolo Group, Inc. (b)                     6,989,516
27,500  Spirit Finance Corp.                                  309,375
17,500  Strategic Hotel Capital, Inc.                         319,550
70,500  Taubman Centers, Inc.                               2,234,850
12,000  The Macerich Co.                                      779,280
73,300  Trizec Properties, Inc. (b)                         1,690,298
57,000  United Dominion Realty Trust                        1,350,900
38,500  Vornado Realty Trust                                3,334,870
                                                          $89,451,257
        Total Real Estate                                 $93,886,691
        TOTAL COMMON STOCKS
        (Cost   $63,493,611)                              $99,409,137

        TOTAL INVESTMENT IN SECURITIES - 98.4%            $99,409,137
        (Cost   $63,493,611) (a)

        OTHER ASSETS AND LIABILITIES - (1.6) %            $1,583,533

        TOTAL NET ASSETS - 100.0 %                        $100,992,670


*       Non-income producing security

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $63,784,075 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost         $35,625,062

        Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

        Net unrealized gain                               $35,625,062

     (b)            At September 30, 2005, the following securities were out on

Shares                       Security                      Market Value
44,650  AMB Property Corp.                                  $     2,004,785
68,400  General Growth Properties                                  3,073,212
46,500  Host Marriott Corp.                                           785,850
64,350  Kimco Realty Corp.                                         2,021,877
43,605  Regency Centers Corp.                                      2,505,107
93,100  Simon DeBartolo Group, Inc.                                6,900,572
69,635  Trizec Properties, Inc.                                    1,605,783
        Total                                               $   18,897,186


        Pioneer Small Cap Value II VCT Portfolio
        Schedule of Investments  9/30/05 (unaudited)


Shares                                                        Value
        COMMON STOCKS - 99.8 %
        Energy - 6.3 %
        Oil & Gas Drilling - 1.9 %
57,900  Key Energy Services, Inc. *                        $   854,025
        Oil & Gas Equipment & Services - 4.4 %
11,900  CNX Gas Corp. (144A) *                             $   243,950
30,000  Lone Star Technology *                               1,667,700
                                                           $ 1,911,650
        Total Energy                                       $ 2,765,675
        Materials - 4.1 %
        Construction Materials - 2.8 %
18,862  Florida Rock Industries, Inc.                      $ 1,208,866
        Steel - 1.3 %
17,900  Schnitzer Steel Industries, Inc. (b)               $   583,003
        Total Materials                                    $ 1,791,869
        Capital Goods - 9.7 %
        Aerospace & Defense - 3.6 %
29,750  Precision Castparts Corp.                          $ 1,579,725
        Construction & Engineering - 3.4 %
13,000  Dycom Industries, Inc. *                           $   262,860
29,900  URS Corp. *                                          1,207,661
                                                           $ 1,470,521
        Construction & Farm Machinery & Heavy Trucks - 2.7 %
40,850  Astec Industries, Inc. *                           $ 1,159,732
        Total Capital Goods                                $ 4,209,978
        Transportation - 7.6 %
        Air Freight & Couriers - 2.5 %
41,675  Pacer International, Inc.                          $ 1,098,553
        Marine - 0.7 %
4,800   Genco Shipping & Trading, Ltd. *                   $    91,536
19,200  Quintana Maritime, Ltd.                                216,960
                                                           $   308,496
        Trucking - 4.4 %
14,675  Arkansas Best Corp.                                $   511,717
34,650  Landstar System, Inc.                                1,387,040
                                                           $ 1,898,757
        Total Transportation                               $ 3,305,806
        Consumer Durables & Apparel - 7.0 %
        Home Furnishings - 0.3 %
7,925   Furniture Brands International, Inc.               $   142,888
        Homebuilding - 6.5 %
18,025  Beazer Homes USA, Inc. (b)                         $ 1,057,527
120,000 Champion Enterprises, Inc. *                         1,773,600
                                                           $ 2,831,127
        Photographic Products - 0.2 %
75,100  Concord Camera Corp. *                             $   102,887
        Total Consumer Durables & Apparel                  $ 3,076,902
        Consumer Services - 4.9 %
        Casinos & Gaming - 2.6 %
54,600  Ameristar Casinos, Inc.                            $ 1,137,863
        Restaurants - 0.9 %
13,125  Jack In The Box, Inc. *                            $   392,569
        Specialized Consumer Services - 1.4 %
16,350  Regis Corp.                                        $   618,357
        Total Consumer Services                            $ 2,148,789
        Retailing - 8.2 %
        Catalog Retail - 2.3 %
54,200  Insight Enterprises, Inc. *                        $ 1,008,120
        Home Improvement Retail - 3.8 %
17,975  Building Materials Holding Corp.                   $ 1,675,090
        Specialty Stores - 2.1 %
41,675  Foot Locker, Inc.                                  $   914,350
        Total Retailing                                    $ 3,597,560
        Food, Beverage & Tobacco - 2.5 %
        Packaged Foods & Meats - 1.5 %
33,150  Sensient Technologies Corp.                        $   628,193
        Tobacco - 1.0 %
11,650  Universal Corp.                                    $   452,370
        Total Food, Beverage & Tobacco                     $ 1,080,563
        Health Care Equipment & Services - 1.2 %
        Health Care Facilities - 1.0 %
55,175  Hanger Orthopedic Group, Inc. *                    $   424,848
        Managed Health Care - 0.2 %
5,500   Amerigroup Corp. *                                 $   105,160
        Total Health Care Equipment & Services             $   530,008
        Banks - 8.9 %
        Regional Banks - 6.3 %
31,750  Central Pacific Financial Corp.                    $ 1,116,965
25,400  Greater Bay Bancorp                                    625,856
41,320  Hanmi Financial Corp.                                  741,694
6,968   Provident Bankshares Corp.                             242,347
                                                           $ 2,726,862
        Thrifts & Mortgage Finance - 2.6 %
16,575  BankUnited Financial Corp. (b)                     $   379,070
25,285  PFF Bancorp, Inc.                                      765,124
                                                           $ 1,144,194
        Total Banks                                        $ 3,871,056
        Diversified Financials - 8.8 %
        Consumer Finance - 4.9 %
49,750  AmeriCredit Corp. *                                $ 1,187,533
46,125  Cash America International, Inc.                       957,093
                                                           $ 2,144,626
        Investment Banking & Brokerage - 3.9 %
48,594  Apollo Investment Corp.                            $   962,161
43,625  SWS Group, Inc.                                        715,450
                                                           $ 1,677,611
        Total Diversified Financials                       $ 3,822,237
        Insurance - 8.1 %
        Life & Health Insurance - 2.0 %
10,375  Stancorp Financial Group, Inc.                     $   873,575
        Property & Casualty Insurance - 6.1 %
12,200  First American Corp.                               $   557,173
40,075  Ohio Casualty Corp.                                  1,086,834
21,800  RLI Corp.                                            1,008,468
                                                           $ 2,652,475
        Total Insurance                                    $ 3,526,050
        Real Estate - 6.8 %
        Real Estate Investment Trusts - 6.8 %
12,800  Alexandria Real Estate Equities, Inc.              $ 1,058,432
12,600  Camden Property Trust                                  702,450
25,125  First Potomac Realty Trust                             645,713
40,400  Hanover Capital Mortgage Holdings, Inc.                295,324
22,225  Impac Mortgage Holdings, Inc. (b)                      272,479
                                                           $ 2,974,398
        Total Real Estate                                  $ 2,974,398
        Software & Services - 3.3 %
        Application Software - 2.2 %
56,700  Aspen Technology, Inc. *                           $   354,374
14,000  Avid Technology, Inc. *                                579,600
                                                           $   933,974
        Data Processing & Outsourced Services - 0.9 %
62,125  Hypercom Corp. *                                   $   405,055
        Systems Software - 0.2 %
15,500  Borland Software Corp. *                           $    90,210
        Total Software & Services                          $ 1,429,239
        Technology Hardware & Equipment - 9.9 %
        Communications Equipment - 2.9 %
15,425  Black Box Corp.                                    $   647,232
12,800  Plantronics, Inc.                                      394,368
31,000  Symmetricom, Inc. *                                    239,940
                                                           $ 1,281,540
        Computer Storage & Peripherals - 2.4 %
24,200  Imation Corp.                                      $ 1,037,454
        Electronic Equipment & Instruments - 0.7 %
6,400   Landauer, Inc.                                     $   313,600
        Electronic Manufacturing Services - 1.8 %
26,300  Benchmark Electronics, Inc. *                      $   792,156
        Technology Distributors - 2.1 %
22,700  Anixter International, Inc. *                      $   915,491
        Total Technology Hardware & Equipment              $ 4,340,241
        Semiconductors - 0.9 %
        Semiconductors - 0.9 %
91,725  Lattice Semiconductor Corp. *                      $   392,583
        Total Semiconductors                               $   392,583
        Utilities - 1.6 %
        Electric Utilities - 1.6 %
22,550  IDACORP, Inc.                                      $   679,432
        Total Utilities                                    $   679,432
        TOTAL COMMON STOCKS
        (Cost   $26,881,931)                               $43,542,386

        TOTAL INVESTMENT IN SECURITIES - 99.8 %
        (Cost   $26,881,931) (a)                           $43,542,386

        OTHER ASSETS AND LIABILITIES - 0.2 %               $   103,730

        TOTAL NET ASSETS - 100.0%                          $43,646,116

*       Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2005 the value of these securities amounted to $243,950 or 0.6% of total net assets.

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $26,977,405 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost          $17,649,224

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value           (1,084,243)

        Net unrealized gain                                $16,564,981

(b)     At September 30, 2005, the following securities were out on loan:

Shares                       Security                       Market Value
16,031  BankUnited Financial Corp.                         $   366,629
11,925  Beazer Homes USA, Inc.                                 699,640
21,114  Impac Mortgage Holdings, Inc.                          258,858
16,400  Schnitzer Steel Industries, Inc.                       534,148
        Total                                              $ 1,859,275


           Pioneer Strategic Income VCT Portfolio
           Schedule of Investments  9/30/05

PRINCIPAL
AMOUNT
USD ($)                                                          Value
           CONVERTIBLE CORPORATE BONDS - 0.3 %
           Semiconductors - 0.3 %
           Semiconductor Equipment - 0.3 %
170,000    Brooks Automation, Inc., 4.75%, 6/1/08            $    162,988
           Total Semiconductors                              $    162,988
           TOTAL CONVERTIBLE CORPORATE BONDS
           (Cost   $154,057)                                 $    162,988
           RIGHTS/WARRANTS - 0.0 %
           Transportation - 0.0 %
           Railroads - -0.1 %
210        Atlantic Express Transportation EXP. 4/15/08 *    $          0
           Total Transportation                              $          0
           TOTAL RIGHTS/WARRANTS
           (Cost   $0)                                       $          0
           ASSET BACKED SECURITIES - 3.7 %
           Diversified Financials - 1.1 %
           Consumer Finance - 0.0 %
34,173     Realkredit Danmark, 7.00%, 10/1/32  (DKK)         $      5,900
           Diversified Financial Services - 1.1 %
200,622    PF Export Receivable Master Trust, 6.436%, 6/1/15 $    201,734
156,611    Power Receivables Finance, 6.29%, 1/1/12 (144A)        160,266
290,000    Caithness Coso Fund Corp 6.263%, 6/15/14 (144A)        290,452
                                                             $    652,452
           Total Diversified Financials                      $    658,352
           Utilities - 1.7 %
           Electric Utilities - 1.7 %
391,950    FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)   $    393,910
392,644    Ormat Funding Corporation, 8.25%, 12/30/20             395,589
178,450    Empresa Electric, 8.625%, 4/30/13 (144A)               196,705
                                                             $    986,204
           Total Utilities                                   $    986,204
           Government - 0.9 %
           Government - 0.9 %
474,815    Republic of Columbia, 9.75%, 4/9/11               $    542,476
           Total Government                                  $    542,476
           TOTAL ASSET BACKED SECURITIES
           (Cost   $2,166,737)                               $  2,187,032
           COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7 %
           Diversified Financials - 0.7 %
           Diversified Financial Services - 0.7 %
160,000    Tower 2004-1A E, 5.395%, 1/15/34                  $    155,852
265,000    Tower 2004-2A F, 6.376%, 12/15/14                      261,171
                                                             $    417,023
           Total Diversified Financials                      $    417,023
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost   $425,000)                                 $    417,023
           CORPORATE BONDS - 49.9 %
           Energy - 6.0 %
           Coal & Consumable Fuels - 0.5 %
297,686    Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)    $    294,709
           Oil & Gas Equipment & Services - 1.3 %
370,000    Holly Energy Partners LP, 6.25%, 3/1/15 (144A)    $    366,300
350,000    J Ray McDermott SA, 11.0%, 12/15/13 (144A)             400,750
                                                             $    767,050
           Oil & Gas Exploration & Production - 4.0 %
300,000    Baytex Energy, Ltd., 9.625%, 7/15/10              $    314,250
200,000    Clayton Williams Energy, 7.75%, 8/1/13 (144A)          195,500
55,000     Comstock Resources, Inc., 6.875%, 3/1/12                55,413
75,000     Delta Petroleum Corp., 7.0%, 4/1/15                     71,625
500,000    Gazprom International SA., 7.201%, 2/1/20 (144A)       547,500
275,000,000Petroleos Mexicanos, 7.375%, 8/13/07 (ITL)             184,465
300,000    Petroquest Energy, Inc., 10.375%, 5/15/12              317,250
260,000    Stone Energy Corp., 6.75%, 12/15/14                    255,450
225,000    Tengizchevroil LLP, 6.124%, 11/15/14 (144A)            230,063
179,000    Whiting Petroleum Corp., 7.0%, 2/1/14 (144A)           181,461
                                                             $  2,352,977
           Oil & Gas Storage & Transportation - 0.2 %
76,000     Transmontaigne, Inc., 9.125%, 6/1/10              $     79,800
           Total Energy                                      $  3,494,536
           Materials - 8.0 %
           Aluminum - 0.9 %
370,000    Asia Aluminum Holdings L, 8.0%, 12/23/11 (144A)   $    372,313
140,000    Novelis, Inc., 7.25%, 2/15/15 (144A)                   132,300
                                                             $    504,613
           Commodity Chemicals - 1.2 %
110,000    Arco Chemical Co., 9.8%, 2/1/20                   $    124,163
145,000    Aventine Renewable Energy, Floating Rate Note, 12/1    150,800
370,000    Invista, 9.25%, 5/1/12 (144A)                          402,375
                                                             $    677,338
           Construction Materials - 0.1 %
53,000     Texas Industries, Inc., 7.25% 7/15/13 (144A)      $     55,120
           Diversified Chemical - 0.7 %
100,000    Braskem International, Ltd., 9.375%, 6/1/15 (144A)$    108,500
79,000     Huntsman International Llc., 10.125%, 7/1/09            98,228
145,000    Nell AF Sarl, 8.375%, 8/15/15 (144A)                   179,422
                                                             $    386,150
           Diversified Metals & Mining - 1.7 %
200,000    Freeport-McMoran Copper & Gold, 6.875%, 2/1/09    $    198,000
400,000    Vale Overseas, Ltd., 8.25%, 1/17/34                    451,000
340,000    Vedenta Resources Plc, 6.625%, 2/22/10 (144A)          336,306
                                                             $    985,306
           Forest Products - 0.5 %
300,000    Sino Forest Corp., 9.125%, 8/17/11 (144A)         $    324,000
           Metal & Glass Containers - 0.2 %
130,000    Greif Brothers Corp., 8.875%, 8/1/12              $    139,425
           Paper Packaging - 0.3 %
160,000    Graham Packaging Co., 9.875%, 10/15/14            $    153,600
           Paper Products - 0.5 %
100,000    Abitibi-Consolidated, Inc., 6.0%, 6/20/13         $     87,750
200,000    Bowater, Inc., 6.5%, 6/15/13                           186,500
55,000     Mercer International, Inc., 9.25%, 2/15/13              46,750
                                                             $    321,000
           Specialty Chemicals - 1.6 %
130,000    Basell Finance Co., 8.1%, 3/15/27 (144A)          $    126,100
350,000    Crystal US Holdings, Inc., Floating Rate Note, 10/1    245,000
300,000    Ferro Corp., 7.125%, 4/1/28                            304,930
25,000     Ferro Corp., 7.625%, 5/1/13                             25,642
140,000    Rhodia SA, 8.0%, 6/1/10 (EURO)                         167,348
45,000     Rhodia SA, 9.25%, 6/1/11 (EURO)                         53,520
                                                             $    922,540
           Steel - 0.4 %
105,000    International Steel Group, 6.5%, 4/15/14          $    103,950
135,000    Ispat Inland ULC, Floating Rate Note, 4/1/10           142,088
                                                             $    246,038
           Total Materials                                   $  4,715,130
           Capital Goods - 4.0 %
           Building Products - 2.2 %
355,000    Builders Firstsource, Inc., Floating Rate Note, 2/$    358,550
180,000    Caue Finance, Ltd., 8.875%, 8/1/15 (144A)              190,350
250,000    Desarrolladora Homex SA, 7.5%, 9/28/15 (144A)          250,000
195,000    Resolution Perform Production, 8.0%, 12/15/09          200,850
275,000    US Concrete, Inc., 8.375%, 4/1/14                      276,375
                                                             $  1,276,125
           Construction & Farm Machinery & Heavy Trucks - 0.4 %
140,000    American Rock Salt Co., Llc, 9.5%, 3/15/14        $    142,450
115,000    Navistar International, 7.5%, 6/15/11                  116,150
                                                             $    258,600
           Industrial Machinery - 0.5 %
44,000     Dresser-Rand Group, Inc., 7.375%, 11/1/14 (144A)  $     45,650
150,000    Gardner Denver, Inc, 8.0%, 5/1/13 (144A)               156,188
113,000    JLG Industries, Inc., 8.375%, 6/15/12                  119,780
                                                             $    321,618
           Trading Companies & Distributors - 0.9 %
550,000    Noble Group, Ltd., 6.625%, 3/17/15 (144A)         $    507,735
           Total Capital Goods                               $  2,364,078
           Commercial Services & Supplies - 2.0 %
           Diversified Commercial Services - 1.2 %
205,000    Fti Consulting, 7.625%, 6/15/13 (144A)            $    209,100
290,000    Park-Ohio Industries, Inc., 8.375%, 11/15/14           251,575
275,000    United Rentals, Inc., 7.75%, 11/15/13 (b)              265,375
                                                             $    726,050
           Environmental & Facilities Services - 0.8 %
200,000    Clean Harbors, Inc., 11.25%, 7/15/12 (144A)       $    224,000
240,000    Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)    223,500
                                                             $    447,500
           Total Commercial Services & Supplies              $  1,173,550
           Transportation - 3.9 %
           Air Freight & Couriers - 0.2 %
130,000    Petroleum Helicopters, 9.375%, 5/1/09             $    138,125
           Airlines - 0.3 %
85,000     AMR Corp., 9.8%, 10/1/21                          $     49,725
150,000    Continental Air, Inc., 7.568%, 12/1/06                 139,248
                                                             $    188,973
           Airport Services - 0.1 %
55,000     K&F Acquisition, Inc., 7.75%, 11/15/14            $     55,550
           Marine - 2.1 %
3,450,000  Aker Kvaerner ASA, 0.0%, 10/30/11 (NOK)           $    463,448
80,000     Aker Kvaerner ASA, 0.0%, 10/30/11  (NOK)                70,400
325,000    Ship Finance International, Ltd., 8.5%, 12/15/13       316,469
375,000    Stena AB, 7.0%, 12/1/16                                346,875
40,000     Trailer Bridge, Inc., 9.25%, 11/15/11                   41,250
                                                             $  1,238,442
           Railroads - 0.6 %
210,000    Atlantic Express Transportation, 12.0%, 4/15/08   $    192,413
130,000    TFM SA DE CV, 9.375%, 5/1/12 (144A)                    140,400
                                                             $    332,813
           Trucking - 0.6 %
320,000    Greenbrier Companies, Inc., 8.375%, 5/15/15       $    332,800
           Total Transportation                              $  2,286,703
           Automobiles & Components - 2.0 %
           Auto Parts & Equipment - 1.0 %
130,000    Commercial Vehicle Group, 8.0%, 7/1/13            $    130,650
460,000    Delphi Corp., 6.55%, 6/15/06 (b)                       341,550
125,000    Sun Sage BV, 8.25%, 3/26/09 (144A)                     133,281
                                                             $    605,481
           Automobile Manufacturers - 0.5 %
340,000    Ford Motor Credit Co., 5.7%, 1/15/10              $    308,860
           Tires & Rubber - 0.5 %
280,000    Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)       $    275,800
           Total Automobiles & Components                    $  1,190,141
           Consumer Durables & Apparel - 1.3 %
           Footwear - 0.3 %
183,000    Brown Shoe Co., Inc. 8.75%, 5/1/12                $    193,065
           Homebuilding - 1.0 %
208,000    Meritage Homes Corp., 6.25%, 3/15/15              $    190,320
550,000    WCI Communities, Inc., 6.625%, 3/15/15                 497,750
150,000    WCI Communities, Inc., 7.875%, 10/1/13                 148,120
                                                             $    836,190
           Total Consumer Durables & Apparel                 $  1,029,255
           Consumer Services - 0.2 %
           Hotels, Resorts & Cruise Lines - 0.2 %
100,000    Trump Entertainment Resorts, 8.5%, 6/1/15         $     96,500
           Total Consumer Services                           $     96,500
           Media - 2.1 %
           Broadcasting & Cable Television - 1.1 %
145,000    Innova S De R.L., 9.375%, 9/19/13                 $    164,575
200,000    Kabel Deutschland GMBH, 10.625%, 7/1/14                221,000
230,000    NTL Cable PLC, 8.75%, 4/15/14                          289,436
                                                             $    675,011
           Movies & Entertainment - 0.6 %
335,000    Corp Interamer De Entertainment, 8.875%, 6/14/15 ($    329,138
           Publishing - 0.4 %
200,000    Sheridan Acquisition Corp., 10.25%, 8/15/11       $    208,000
           Total Media                                       $  1,212,149
           Retailing - 1.1 %
           Automotive Retail - 0.0 %
35,000     Pep Boys-Manny Moe Jack, 7.5%, 12/15/14           $     32,550
           Computer & Electronics Retail - 0.2 %
95,000     GSC Holdings Corp., 8.0%, 10/1/12 (144A)          $     94,525
           Distributors - 0.5 %
215,000    Central Eur Distribution Corp., 8.0%, 7/25/12 (144$    276,371
           Specialty Stores - 0.4 %
145,000    Asbury Automotive Group, 8.0%, 3/15/14            $    137,750
100,000    Toys "R" US, 7.375%, 10/15/18                           80,000
                                                             $    217,750
           Total Retailing                                   $    621,196
           Food & Drug Retailing - 0.4 %
           Drug Retail - 0.4 %
145,000    Duane Reade, Inc., 9.75%, 8/1/11 (b)              $    108,750
110,000    Duane Reade, Inc., Floating Rate Note, 12/15/10        105,050
                                                             $    213,800
           Total Food & Drug Retailing                       $    213,800
           Food, Beverage & Tobacco - 1.0 %
           Brewers - 0.8 %
202,000    Argentine Beverages, 7.375%, 3/22/12 (144A)       $    208,565
220,000    Cia Brasileira de Bebida, 8.75%, 9/15/13               261,250
                                                             $    469,815
           Soft Drinks - 0.2 %
80,000     Cia Brasileira de Bebida, 10.5%, 12/15/11         $     99,800
           Total Food, Beverage & Tobacco                    $    569,615
           Health Care Equipment & Services - 0.7 %
           Health Care Distributors - 0.1 %
60,000     Omnicare, Inc., 6.125%, 6/1/13                    $     58,800
           Health Care Services - 0.4 %
235,000    Rural/Metro Corp., 9.875%, 3/15/15 (144A)         $    250,275
           Health Care Supplies - 0.2 %
125,000    Inverness Medical Innovation, 8.75%, 2/15/12      $    126,875
           Total Health Care Equipment & Services            $    435,950
           Pharmaceuticals & Biotechnology - 0.7 %
           Pharmaceuticals - 0.7 %
200,000    Mayne Group, Ltd., 5.875%, 12/1/11 (144A)         $    206,500
240,000    Warner Chilcott Corp., 8.75%, 2/1/15 (144A)            230,400
                                                             $    436,900
           Total Pharmaceuticals & Biotechnology             $    436,900
           Banks - 1.0 %
           Diversified Banks - 1.0 %
185,000    ATF Bank JSC, 9.25%, 4/12/12 (144A)               $    198,320
150,000    Russian Stand Bank, 7.5%, 10/7/10 (144A)               150,000
15,000     Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)      15,451
235,000    Turanalem Finance BV, 8.5%, 2/10/15 (144A)             248,806
                                                             $    612,577
           Total Banks                                       $    612,577
           Diversified Financials - 3.1 %
           Consumer Finance - 0.6 %
35,000     Ford Motor Credit Co., 5.8%, 1/12/09              $     32,658
320,000    SLM Corp., Floating Rate Note, 7/25/14                 312,454
                                                             $    345,112
           Investment Banking & Brokerage - 1.2 %
100,000    E*Trade Financial Corp., 7.375%, 9/15/13 (144A)   $    101,000
325,000    E*Trade Financial Corp., 8.0%, 6/15/11                 335,563
244,000    Refco Finance Holdings, 9.0%, 8/1/12                   265,350
                                                             $    701,913
           Diversified Financial Services - 1.3 %
210,000    Dollar Financial Group, 9.75%, 11/15/11           $    218,400
425,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)             402,608
170,000    Harvest Operations Corp., 7.875%, 10/15/11             167,875
                                                             $    788,883
           Total Diversified Financials                      $  1,835,908
           Insurance - 3.7 %
           Life & Health Insurance - 1.2 %
390,000    Presidential Life Corp., 7.875%, 2/15/09          $    388,050
300,000    Provident Companies, Inc., 7.0%, 7/15/18               297,264
                                                             $    685,314
           Multi-Line Insurance - 0.4 %
210,000    Allmerica Financial Corp., 7.625%, 10/15/25       $    224,747
           Property & Casualty Insurance - 1.1 %
285,000    Kingsway America, Inc., 7.5%, 2/1/14              $    295,103
350,000    Ohio Casualty Corp., 7.3%, 6/15/14                     377,238
                                                             $    672,341
           Reinsurance - 1.0 %
200,000    Odyssey Re Holdings, 7.65%, 11/1/13               $    210,033
365,000    Platinum Underwritters Financial, 7.5% 6/1/17 (144A    364,101
                                                             $    574,134
           Total Insurance                                   $  2,156,536
           Real Estate - 2.5 %
           Real Estate Management & Development - 0.4 %
185,000    Forest City Enterprises, 7.625%, 6/1/15           $    196,100
           Real Estate Investment Trusts - 2.1 %
120,000    BF Saul Real Estate Investment Trust, 7.5%, 3/1/14$    123,000
155,000    Crescent Real Estate, 9.25%, 4/15/09                   164,881
374,000    Host Marriott LP, 6.375%, 3/15/15                      362,780
300,000    Trustreet Properties, Inc., 7.5%, 4/1/15               306,750
100,000    Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)        102,250
180,000    Ventas Realty LP/Cap, 7.125%, 6/1/15 (144A)            186,300
                                                             $  1,245,961
           Total Real Estate                                 $  1,442,061
           Software & Services - 0.6 %
           Application Software - 0.2 %
100,000    Riverdeep Group, Ltd, 9.25%, 4/15/11 (144A)       $    134,551
           Internet Software & Services - 0.4 %
250,000    Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)          $    246,740
           Total Software & Services                         $    381,291
           Technology Hardware & Equipment - 0.7 %
           Communications Equipment - 0.1 %
50,000     Corning, Inc., 5.9%, 3/15/14                      $     50,728
           Electronic Manufacturing Services - 0.2 %
125,000    Sanmina-Sci Corp., 6.75%, 3/1/13 (b)              $    118,750
           Technology Distributors - 0.4 %
256,000    Anixter International Corp., 5.95%, 3/1/15        $    248,496
           Total Technology Hardware & Equipment             $    417,974
           Total Technology Hardware & Equipment
           Semiconductors - 0.3 %
175,000    Chartered Semiconductor, 6.375%, 8/3/15           $    170,957
           Total Semiconductors                              $    170,957
           Telecommunication Services - 2.2 %
           Integrated Telecommunication Services - 0.9 %
325,000    GCI, Inc., 7.25%, 2/15/14                         $    314,438
315,000    Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15     207,900
                                                             $    522,338
           Wireless Telecommunication Services - 1.3 %
115,000    Mobile Telesystems Finance, 8.375%, 10/14/10 (144A$    123,769
240,000    Rogers Cantel, Inc., 10.5%, 6/1/06                     217,440
200,000    Rogers Wireless, Inc., 7.625%, 12/15/11                184,213
225,000    Tele Norte Leste Participacoes, 8.0%, 12/18/13         237,375
                                                             $    762,797
           Total Telecommunication Services                  $  1,285,135
           Utilities - 1.9 %
           Electric Utilities - 1.6 %
331,771    Juniper Generation, 6.79%, 12/31/14 (144A)        $    324,708
250,000    Kiowa Power Partners Llc, 5.737%, 3/30/21 (144A)       248,070
250,000    MSW Energy Holdings, 7.375%, 9/1/10                    259,375
85,000     Tenaska Alabama II Part, 7.0%, 6/30/21 (144A)           86,064
                                                             $    918,217
           Multi-Utilities - 0.3 %
190,000    Reliant Energy, Inc., 6.75%, 12/15/14             $    186,675
           Total Utilities                                   $  1,104,892
           TOTAL CORPORATE BONDS
           (Cost   $28,281,130)                              $ 29,246,834
           U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.1 %
           Government - 35.1 %
870,962    Federal Home Loan Mortgage Corp.,  4.5%, 4/1/20   $    853,177
317,346    Federal Home Loan Mortgage Corp., 4.5%, 5/1/20         310,866
292,815    Federal Home Loan Mortgage Corp.,  4.5%, 4/1/35        278,614
44,800     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34          43,911
149,355    Federal Home Loan Mortgage Corp.,  5.0%, 6/1/35        146,209
177,821    Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        177,925
669,369    Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        670,178
368,839    Federal Home Loan Mortgage Corp., 5.5%, 1/1/35         369,055
270,690    Federal Home Loan Mortgage Corp., 6.0%, 6/1/17         275,444
285,272    Federal Home Loan Mortgage Corp., 6.0%, 6/1/17         293,210
15,954     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33          16,235
11,398     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          11,599
77,562     Federal Home Loan Mortgage Corp., 6.0%, 11/1/33         78,924
208,200    Federal Home Loan Mortgage Corp., 6.0% 11/1/33         211,855
251,192    Federal Home Loan Mortgage Corp., 6.0%, 1/1/34         255,605
729,788    Federal Home Loan Mortgage Corp., 6.0%, 8/1/34         742,610
300,000    Federal Home Loan Mortgage Corp., 6.0%, 4/1/35         305,269
154,713    Federal National Mortgage Association, 4.5%, 3/1/35    147,519
189,475    Federal National Mortgage Association, 5.0%, 2/1/20    189,040
55,036     Federal National Mortgage Association, 5.5%, 10/01/     55,875
47,190     Federal National Mortgage Association, 5.5%, 3/1/18     47,891
93,244     Federal National Mortgage Association, 5.5%, 12/1/1     94,631
105,220    Federal National Mortgage Association, 5.5%, 4/1/19    106,804
195,910    Federal National Mortgage Association, 5.5%, 5/1/34    195,924
98,192     Federal National Mortgage Association, 6.0%, 7/1/17    101,020
9,790      Federal National Mortgage Association, 6.0% 12/1/31      9,959
10,896     Federal National Mortgage Association, 6.0% 2/1/32      11,086
7,138      Federal National Mortgage Association, 6.0% 11/1/32      7,260
363,381    Federal National Mortgage Association, 6.0%, 11/1/3    369,514
105,322    Federal National Mortgage Association, 6.0%, 12/1/3    107,100
132,559    Federal National Mortgage Association, 6.0%, 12/1/3    134,796
123,273    Federal National Mortgage Association, 6.0%, 1/1/34    125,360
800,000    Federal National Mortgage Association, 6.375%, 8/15    616,426
1,461      Federal National Mortgage Association, 6.5% 7/1/31       1,507
4,891      Federal National Mortgage Association, 6.5%, 10/1/3      5,043
9,935      Federal National Mortgage Association, 6.5% 2/1/32      10,242
1,191      Federal National Mortgage Association, 7.0%, 9/1/29      1,247
455        Federal National Mortgage Association, 7.5%, 6/1/30        482
230,849    Government National Mortgage Association, 4.5%, 9/1    222,294
186,592    Government National Mortgage Association, 4.5%, 5/1    179,619
197,453    Government National Mortgage Association, 4.5%, 4/1    190,078
496,258    Government National Mortgage Association, 4.5%, 4/1    477,723
234,901    Government National Mortgage Association, 5.0%, 12/    232,602
245,778    Government National Mortgage Association, 5.0%, 4/1    243,357
248,809    Government National Mortgage Association, 5.0%, 4/1    246,358
422,639    Government National Mortgage Association, 5.5%, 10/    432,219
240,214    Government National Mortgage Association, 5.5%, 1/1    242,563
452,902    Government National Mortgage Association, 5.5%, 4/1    457,330
155,097    Government National Mortgage Association, 5.5%, 4/2    156,324
58,803     Government National Mortgage Association, 5.5%, 7/1     59,378
455,911    Government National Mortgage Association, 5.5%, 10/    460,369
398,798    Government National Mortgage Association, 5.5%, 6/1    402,722
473,495    Government National Mortgage Association, 6.0%, 8/1    490,056
29,901     Government National Mortgage Association, 6.0%, 5/1     30,941
31,060     Government National Mortgage Association, 6.0%, 6/1     32,141
226,351    Government National Mortgage Association, 6.0%, 6/1    234,225
291,092    Government National Mortgage Association, 6.0%, 2/1    401,641
180,773    Government National Mortgage Association, 6.0%, 8/1    187,079
33,871     Government National Mortgage Association, 6.0%, 2/1     34,700
14,732     Government National Mortgage Association, 6.0%, 3/1     15,093
52,533     Government National Mortgage Association, 6.0% 3/15     53,821
60,253     Government National Mortgage Association, 6.0%, 3/1     61,728
53,819     Government National Mortgage Association, 6.0%, 6/1     55,136
59,117     Government National Mortgage Association, 6.0%, 6/1     60,564
50,007     Government National Mortgage Association, 6.0%, 7/1     51,231
77,339     Government National Mortgage Association, 6.0%, 7/1     79,232
37,887     Government National Mortgage Association, 6.0%,  9/     38,815
119,242    Government National Mortgage Association, 6.0%, 9/1    122,161
76,656     Government National Mortgage Association, 6.0%, 10/     78,532
291,868    Government National Mortgage Association, 6.0%, 11/    298,102
300,000    Government National Mortgage Association, 6.0%, 8/1    307,356
390,261    Government National Mortgage Association, 6.0%, 10/    399,830
32,064     Government National Mortgage Association, 6.5% 3/15     33,416
9,105      Government National Mortgage Association, 6.5%, 1/1      9,480
2,088      Government National Mortgage Association, 6.5%, 6/1      2,173
24,123     Government National Mortgage Association, 6.5%, 2/1     25,099
27,703     Government National Mortgage Association, 6.5% 3/15     28,824
34,088     Government National Mortgage Association, 6.5%, 11/     35,476
25,475     Government National Mortgage Association, 6.5%, 1/1     26,507
51,923     Government National Mortgage Association, 6.5%, 5/1     54,027
77,553     Government National Mortgage Association, 6.5%, 1/1     80,693
1,413      Government National Mortgage Association, 7.0%, 3/1      1,486
3,553      Government National Mortgage Association, 7.0%, 3/1      3,737
17,138     Government National Mortgage Association, 7.5% 5/15     18,111
147,532    Government National Mortgage Association II, 5.5%,     148,699
290,000    U.S. Treasury Bonds, 5.25%, 11/15/28                   315,896
255,000    U.S. Treasury Bonds, 5.25%, 2/15/29                    277,980
150,000    U.S. Treasury Bonds, 5.375%, 2/15/31                   168,047
125,000    U.S. Treasury Bonds, 6.25%, 8/15/23                    149,467
385,000    U.S. Treasury Inflation Protected Securities IX, 3.    467,014
1,765,000  U.S. Treasury Inflation Protected Securities, 3.5%,  2,172,343
250,000    U.S. Treasury Notes, 3.0%, 7/15/12                     295,427
700,000    U.S. Treasury Notes, 4.0%, 2/15/15                     681,407
275,000    U.S. Treasury Note, 4.25%, 11/15/14                    273,033
265,000    U.S. Treasury Notes, 4.875%, 2/15/12                   273,933
815,000    U.S. Treasury Strip, 0.0%, 2/15/11                     652,051
           Total Government                                  $ 20,609,058
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost   $19,876,531)                              $ 20,609,058
           FOREIGN GOVERNMENT BONDS - 7.2 %
195,000,000Banco Nac De Desen Econo, 8.0%  4/28/10  (ITL)    $    132,447
27,000     Canadian Government, 4.25%, 9/1/08  (CAD)               23,770
659,000    Canadian Government 4.25%, 9/1/09   (CAD)              582,203
315,000    Canadian Government, 5.25%, 6/1/12   (CAD)             294,444
343,000    Government of France, 3.0%, 7/25/09  (EURO)            501,857
1,665,000  Government of Sweden, 5.25%, 3/15/11  (SEK)            241,009
1,500,000  Norwegian Government, 5.5%, 5/15/09  (NOK)             247,471
1,320,000  Norwegian Government, 6.0%, 5/16/11     (NOK)          229,256
3,410,000  Norwegian Government, 6.75%, 1/15/07     (NOK)         547,419
532,000    Ontario Province, 5.5%, 4/23/13   (AUD)                398,751
207,000    Queensland Treasury, 6.0%, 8/14/13   (AUD)             162,864
2,955,000  Swedish Government, 5.5%, 10/8/12    (SEK)             442,820
2,150,000  Swedish Government, 8.0%, 8/15/07    (SEK)             306,169
180,000    United Mexican States, 8.25%, 2/24/09   (DEM)          129,020
           TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $3,722,498)                                 $  4,239,500
           MUNICIPAL BONDS - 0.9 %
           Government - 0.9 %
           Muni  Airport - 0.4 %
175,000    New Jersey Economic Development Authority Special Facility
           Revenue, 7.0%, 11/15/30                           $    151,940
50,000     New Jersey Economic Development Authority, 6.25%, 9     40,505
100,000    Wayne Charter County SPL, 6.75%, 12/1/15                52,250
                                                             $    244,695
           Muni Tobacco - 0.5 %
90,000     Golden State Tobacco Securitization, 6.75%, 6/1/39$    103,634
105,000    Tobacco Settlement Authority Washington, 6.625%, 6/    117,165
60,000     Tobacco Settlement Financing Corp., 7.0%, 6/1/41        71,608
                                                             $    292,407
           Total Government                                  $    537,102
           TOTAL MUNICIPAL BONDS
           (Cost   $482,354)                                 $    537,102

           TOTAL INVESTMENTS IN SECURITIES - 97.8%
           (Cost $54,108,307)                                $ 57,399,537

           OTHER ASSETS AND LIABILITIES - 2.2%               $  1,294,230

           TOTAL NET ASSETS - 100.%                          $ 58,693,767


(A.D.R.)   American Depositary Receipt
144A       Security is exempt from registration under Rule 144A of the
           Securities Act of 1933. Such securities may be resold normally to qualified
            institutional buyers in a transaction exempt from registration.
             At September 30, 2005 the value of these securities
            amounted to $12,739,002 or 21.7% of net assets.

N/R        Not rated by either S&P or Moody's

TSY        Treasury Security

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $55,245,762 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost         $  2,349,210

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value            (195,435)

           Net unrealized gain                               $ 2,153,775


(b)        At September 30, 2005 the following securities were out on loan:

Shares                          Security                      Market Value
437,000    Delphi Corp., 6.55%, 6/15/06                        $         324,473
137,750    Duane Reade, Inc., 9.75%, 8/1/11                       103,313
112,813    Sanmina-Sci Corp., 6.75%, 3/1/13                       107,172
261,250    United Rentals, Inc., 7.75%, 11/15/13                  252,106
           Total                                               $         787,064

NOTE:      Principal amounts are denominated in U.S. dollars unless otherwise noted.
DEM        Deutsche Marks.
EURO       Euro dollar.
SEK        Swedish Krona.
NOK        Norwegian Kroner.
ITL        Italian Lira.
CAD        Canadian Dollar.
AUD        Australian Dollar.

           Pioneer America Income VCT Portfolio
           Schedule of Investments  9/30/05

Principal Amount                                                       Value
           COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
           Government - 1.0 %
142,313    Freddie Mac, 5.0%, 1/15/16                               $  142,670
350,000    Freddie Mac, 5.5%, 7/15/28                                  352,341
                                                                    $  495,011
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost   $505,455)                                        $  495,011
           CORPORATE BONDS - 0.5 %
           Diversified Financials - 0.5 %
           Specialized Finance - 0.5 %
250,000    Private Export Funding, 3.375%, 2/15/09                  $  241,862
           TOTAL CORPORATE BONDS
           (Cost   $250,000)                                        $  241,862
           US GOVERNMENT & AGENCY OBLIGATIONS - 96.7 %
           Diversified Financials - 0.2 %
           Diversified Financial Services - 0.2 %
100,000    Federal Farm Credit Bank, 5.3%, 9/28/15                  $   99,275
           Total Diversified Financials                             $   99,275
           Government - 96.4 %
231,258    Fannie Mae, 5.50%, 6/1/23                                $  232,752
250,000    Fannie Mae, Floating Rate Note, 3/1/19                      248,295
850,000    Fed Home Loan Bank, 5.875%, 11/15/07                        875,029
250,000    Federal Farm Credit Bank, 3.25%, 6/15/07                    245,370
400,000    Federal Farm Credit Bank, 4.9%, 3/17/14                     391,259
250,000    Federal Farm Credit Bank, 4.45%, 6/1/15                     245,875
100,000    Federal farm Credit Bank, 5.88%, 9/8/08                     103,895
200,000    Federal Farm Credit Bank, Medium Term Note, 6.38%, 11/27/0  204,433
300,000    Federal Home Loan Bank, 4.43%, 4/7/08                       298,296
250,000    Federal Home Loan Bank, 4.25%, 10/10/08                     248,866
250,000    Federal Home Loan Bank, 4.25%, 2/16/10                      246,593
200,000    Federal Home Loan Bank, 4.5%, 11/15/12                      198,595
400,000    Federal Home Loan Bank, 4.53%, 10/30/06                     400,639
300,000    Federal Home Loan Bank, 5.89%, 6/30/08                      311,403
384,785    Federal Home Loan Mortgage Corp.,  6.0%, 11/1/32            391,567
38,304     Federal Home Loan Mortgage Corp.,  6.5%, 3/1/29              39,512
58,341     Federal Home Loan Mortgage Corp.,  6.5%, 1/1/29              60,199
222,951    Federal Home Loan Mortgage Corp.,  6.5%, 4/1/32             229,495
201,766    Federal Home Loan Mortgage Corp., 6.0%, 2/1/33              205,322
146,920    Federal Home Loan Mortgage Corp., 6.0%, 12/1/32             149,509
80,052     Federal Home Loan Mortgage Corp., 6.5%, 3/1/11               82,659
75,650     Federal Home Loan Mortgage Corp., 6.5%, 7/1/32               77,871
85,731     Federal Home Loan Mortgage Corp., 6.5%, 10/1/30              88,306
35,198     Federal Home Loan Mortgage Corp., 6.5%, 4/1/31               36,255
140,000    Federal Home Loan Mortgage Corp., 6.7%, 1/5/07              143,940
20,447     Federal Home Loan Mortgage Corp., 7.0%, 2/1/31               21,367
2,698      Federal Home Loan Mortgage Corp., 7.0%, 4/1/31                2,819
2,789      Federal Home Loan Mortgage Corp., 7.0%, 7/1/31                2,920
5,142      Federal Home Loan Mortgage Corp., 7.0%, 9/1/31                5,374
35,086     Federal Home Loan Mortgage Corp., 7.5%, 8/1/31               37,200
226,848    Federal Home Loan Mortgage Corp., 5.5%, 12/1/34             226,981
248,430    Federal Home Loan Mortgage Corp., 5.5%, 9/1/34              248,576
76,960     Federal Home Loan Mortgage Corp., 6.0%, 10/1/32              78,316
154,411    Federal Home Loan Mortgage Corp., 6.0%, 11/1/32             157,133
26,102     Federal Home Loan Mortgage Corp., 6.0%, 12/1/32              26,562
43,778     Federal Home Loan Mortgage Corp., 6.0%, 2/1/32               45,093
897,041    Federal Home Loan Mortgage Corp., 6.0%, 3/1/33              912,789
19,573     Federal Home Loan Mortgage Corp., 6.5%, 3/1/32               20,148
40,941     Federal Home Loan Mortgage Corp., 6.5%, 3/1/32               42,171
31,252     Federal Home Loan Mortgage Corp., 7.0%, 3/1/32               32,834
38,897     Federal Home Loan Mortgage Corp., 7.0%, 4/1/32               40,647
380,853    Federal National Mortgage Association,  5.5%, 11/1/33       381,030
323,692    Federal National Mortgage Association,  5.5%, 9/1/33        323,842
182,831    Federal National Mortgage Association,  6.0%, 5/1/33        185,917
155,491    Federal National Mortgage Association,  6.0%, 7/1/34        158,124
65,265     Federal National Mortgage Association,  6.00%, 12/1/31       66,396
382,613    Federal National Mortgage Association,  6.5%, 7/1/34        393,832
54,398     Federal National Mortgage Association,  9.0%, 4/1/33         57,565
245,225    Federal National Mortgage Association, 4.5%, 4/1/19         240,305
226,485    Federal National Mortgage Association, 5.0%, 7/1/19         225,970
82,160     Federal National Mortgage Association, 5.0%, 3/1/09          82,583
145,584    Federal National Mortgage Association, 5.5%, 2/1/33         145,525
305,679    Federal National Mortgage Association, 5.5%, 3/1/18         310,282
252,717    Federal National Mortgage Association, 5.5%,  3/1/34        252,735
348,473    Federal National Mortgage Association, 5.5%, 4/1/18         354,251
107,503    Federal National Mortgage Association, 6.0%, 6/1/33         109,317
72,268     Federal National Mortgage Association, 6.0%, 11/1/32         73,495
93,327     Federal National Mortgage Association, 6.0%, 11/1/32         94,911
243,129    Federal National Mortgage Association, 6.0%, 11/1/32        247,256
199,043    Federal National Mortgage Association, 6.0%, 12/1/11        204,855
158,215    Federal National Mortgage Association, 6.0%, 9/1/34         160,894
44,817     Federal National Mortgage Association, 6.0%, 10/1/32         45,578
526,293    Federal National Mortgage Association, 6.0%, 3/1/33         535,226
124,466    Federal National Mortgage Association, 6.0%, 4/1/33         126,578
33,389     Federal National Mortgage Association, 6.5%,  3/1/32         34,421
59,823     Federal National Mortgage Association, 6.5%, 10/1/31         61,672
35,813     Federal National Mortgage Association, 6.5%, 9/1/32          36,900
56,753     Federal National Mortgage Association, 6.5%, 1/1/29          58,600
77,024     Federal National Mortgage Association, 6.5%, 1/1/32          79,404
12,604     Federal National Mortgage Association, 6.5%, 10/1/31         12,993
93,491     Federal National Mortgage Association, 6.5%, 3/1/32          96,330
91,502     Federal National Mortgage Association, 6.5%, 4/1/32          94,281
43,047     Federal National Mortgage Association, 6.5%, 7/1/21          44,634
77,756     Federal National Mortgage Association, 6.5%, 7/1/32          80,117
72,507     Federal National Mortgage Association, 6.5%, 8/1/32          74,748
158,061    Federal National Mortgage Association, 6.5%, 8/1/32         162,860
51,167     Federal National Mortgage Association, 6.5%, 8/1/32          52,721
3,955      Federal National Mortgage Association, 7.0%, 5/1/31           4,139
20,600     Federal National Mortgage Association, 7.0%, 7/1/31          21,564
27,360     Federal National Mortgage Association, 7.0%  1/1/32          28,641
7,666      Federal National Mortgage Association, 7.0%, 1/1/29           8,027
145,883    Federal National Mortgage Association, 7.0%, 9/1/30         152,756
18,621     Federal National Mortgage Association, 7.5%, 2/1/31          19,709
92,740     Federal National Mortgage Association,, 6.5%, 11/1/28        95,783
28,985     Federal National Mortgage Association,, 7.0%, 8/1/19         30,444
48,783     Federal National Mortgage Association,, 7.0%, 9/1/18         51,297
338,347    Federal National Mortgage Association, 5.5%, 11/1/23        340,532
189,937    Federal National Mortgage Association, 5.5%, 12/1/34        189,950
226,631    Federal National Mortgage Association, 5.5%, 3/1/24         227,992
375,785    Federal National Mortgage Association, 5.5%, 4/1/19         381,443
620,204    Federal National Mortgage Association, 6.0%, 5/1/34         631,100
33,748     Federal National Mortgage Association, 6.5%, 2/1/32          34,791
238,954    Federal National Mortgage Association, 6.5%, 7/1/16         246,727
300,000    Freddie Mac, 5.25%, 11/15/12                                298,046
60,004     Government National Mortgage Association I, 7.0%, 11/15/30   63,116
39,338     Government National Mortgage Association I, 7.0%, 12/15/30   41,379
43,380     Government National Mortgage Association II, 6.50%, 12/20/   45,019
32,077     Government National Mortgage Association II, 6.5%, 8/20/28   33,293
15,824     Government National Mortgage Association II, 7.0%, 1/20/31   16,563
83,023     Government National Mortgage Association II, 7.0%, 2/20/29   86,942
7,183      Government National Mortgage Association II, 7.5%, 8/20/27    7,604
2,667      Government National Mortgage Association II, 8.0%, 8/20/25    2,847
76,214     Government National Mortgage Association,  6.5%, 9/15/31     79,321
174,410    Government National Mortgage Association, 6.0%, 4/15/28     179,005
90,090     Government National Mortgage Association, 6.5%, 10/15/31     93,763
33,679     Government National Mortgage Association, 6.5%, 2/15/29      35,099
16,960     Government National Mortgage Association, 6.5%, 6/15/26      17,689
43,446     Government National Mortgage Association, 6.5%, 6/15/28      45,306
8,973      Government National Mortgage Association, 6.5%, 6/15/29       9,351
24,660     Government National Mortgage Association, 7.0%, 5/15/31      25,936
26,133     Government National Mortgage Association, 7.0%, 2/15/31      27,485
4,861      Government National Mortgage Association, 7.0%, 12/15/30      5,113
47,666     Government National Mortgage Association, 7.0%,  11/15/28    50,182
13,144     Government National Mortgage Association, 7.0%, 1/15/26      13,861
31,084     Government National Mortgage Association, 7.0%, 1/15/29      32,706
59,478     Government National Mortgage Association, 7.0%, 2/15/28      62,617
21,993     Government National Mortgage Association, 7.0%, 3/15/28      23,154
21,219     Government National Mortgage Association, 7.0%, 4/15/28      22,339
32,566     Government National Mortgage Association, 7.0%, 6/15/29      34,266
44,859     Government National Mortgage Association, 7.0%, 7/15/26      47,307
11,815     Government National Mortgage Association, 7.0%, 7/15/29      12,431
17,564     Government National Mortgage Association, 7.0%, 9/15/27      18,505
25,736     Government National Mortgage Association, 7.5%, 10/15/29     27,341
7,874      Government National Mortgage Association, 7.5%, 10/15/22      8,419
38,706     Government National Mortgage Association, 7.5%, 11/15/29     41,121
1,816      Government National Mortgage Association, 7.5%, 6/15/23       1,941
1,651      Government National Mortgage Association, 7.5%, 8/15/23       1,764
4          Government National Mortgage Association, 7.5%, 8/15/29           4
1,772      Government National Mortgage Association, 7.5%, 8/15/29       1,883
293,852    Government National Mortgage Association, 4.5%, 4/15/20     289,872
266,286    Government National Mortgage Association, 4.5%, 4/15/33     268,986
456,365    Government National Mortgage Association, 4.5%, 6/15/34     439,311
220,824    Government National Mortgage Association, 4.5%, 6/15/34     212,572
382,295    Government National Mortgage Association, 4.5%, 8/15/33     368,127
182,134    Government National Mortgage Association, 5.0%, 1/20/20     182,467
214,194    Government National Mortgage Association, 5.0%, 11/20/19    214,616
330,301    Government National Mortgage Association, 5.0%, 12/20/18    331,080
191,793    Government National Mortgage Association, 5.0%, 2/15/20     192,791
198,838    Government National Mortgage Association, 5.0%, 4/15/35     196,880
286,336    Government National Mortgage Association, 5.0%, 7/15/17     289,075
164,746    Government National Mortgage Association, 5.0%, 7/15/19     165,610
202,528    Government National Mortgage Association, 5.0%, 9/15/33     200,735
393,228    Government National Mortgage Association, 5.0%, 4/15/35     389,355
247,466    Government National Mortgage Association, 5.5%, 1/15/35     245,029
213,287    Government National Mortgage Association, 5.5%, 10/15/34    215,373
178,435    Government National Mortgage Association, 5.5%, 11/20/34    179,846
165,850    Government National Mortgage Association, 5.5%, 2/15/19     169,647
374,659    Government National Mortgage Association, 5.5%, 2/20/34     377,622
204,362    Government National Mortgage Association, 5.5%, 3/15/33     206,434
141,304    Government National Mortgage Association, 5.5%, 4/15/31     142,802
324,771    Government National Mortgage Association, 5.5%, 6/15/17     332,248
203,832    Government National Mortgage Association, 5.5%, 7/15/19     208,453
249,125    Government National Mortgage Association, 5.5%, 7/15/33     251,651
388,834    Government National Mortgage Association, 5.5%, 7/20/19     396,437
96,233     Government National Mortgage Association, 6.0%, 1/15/33      98,593
86,033     Government National Mortgage Association, 6.0%, 10/15/32     88,140
145,447    Government National Mortgage Association, 6.0%, 10/15/32    149,010
36,502     Government National Mortgage Association, 6.0%, 10/15/32     37,396
390,261    Government National Mortgage Association, 6.0%, 10/15/34    399,830
267,228    Government National Mortgage Association, 6.0%, 10/15/34    273,780
225,521    Government National Mortgage Association, 6.0%, 11/15/32    231,906
162,246    Government National Mortgage Association, 6.0%, 11/15/32    166,220
210,676    Government National Mortgage Association, 6.0%, 11/20/33    215,176
62,941     Government National Mortgage Association, 6.0%, 12/20/18     64,928
111,851    Government National Mortgage Association, 6.0%, 2/15/29     114,696
246,424    Government National Mortgage Association, 6.0%, 3/15/34     252,466
380,557    Government National Mortgage Association, 6.0%, 3/15/34     389,888
108,746    Government National Mortgage Association, 6.0%, 5/15/17     112,529
130,884    Government National Mortgage Association, 6.0%, 6/20/16     135,054
387,489    Government National Mortgage Association, 6.0%, 7/15/33     398,166
164,698    Government National Mortgage Association, 6.0%, 7/20/19     169,894
158,965    Government National Mortgage Association, 6.0%, 8/15/19     164,511
152,895    Government National Mortgage Association, 6.0%, 8/15/34     156,781
182,513    Government National Mortgage Association, 6.0%, 8/15/34     186,988
121,071    Government National Mortgage Association, 6.0%, 9/15/32     124,039
129,608    Government National Mortgage Association, 6.0%, 9/15/32     132,783
298,105    Government National Mortgage Association, 6.0%, 9/15/33     305,402
259,565    Government National Mortgage Association, 6.0% 1/15/33      265,919
214,941    Government National Mortgage Association, 6.0% 2/15/18      222,398
497,563    Government National Mortgage Association, 6.0%, 2/15/33     509,743
116,329    Government National Mortgage Association, 6.5%, 1/15/34     121,039
99,042     Government National Mortgage Association, 6.5%, 10/15/31    101,468
55,535     Government National Mortgage Association, 6.5%, 12/15/31     57,800
27,881     Government National Mortgage Association, 6.5%, 12/15/31     29,018
255,035    Government National Mortgage Association, 6.5%, 12/15/32    262,255
144,154    Government National Mortgage Association, 6.5%, 2/15/31     150,231
16,996     Government National Mortgage Association, 6.5%, 2/15/32      17,873
108,340    Government National Mortgage Association, 6.5%, 4/15/17     112,759
42,945     Government National Mortgage Association, 6.5%, 4/15/17      44,697
32,008     Government National Mortgage Association, 6.5%, 4/15/32      33,303
34,031     Government National Mortgage Association, 6.5%, 4/15/32      35,408
155,543    Government National Mortgage Association, 6.5%, 5/15/28     162,166
61,741     Government National Mortgage Association, 6.5%, 5/15/28      64,377
59,605     Government National Mortgage Association, 6.5%, 5/15/31      62,035
27,488     Government National Mortgage Association, 6.5%, 6/15/17      28,609
52,728     Government National Mortgage Association, 6.5%, 6/15/28      54,989
246,119    Government National Mortgage Association, 6.5%, 6/15/31     256,155
54,669     Government National Mortgage Association, 6.5%, 6/15/31      56,898
26,951     Government National Mortgage Association, 6.5%, 6/15/32      28,042
34,481     Government National Mortgage Association, 6.5%, 6/15/32      35,877
33,331     Government National Mortgage Association, 6.5%, 6/15/32      34,680
86,062     Government National Mortgage Association, 6.5%, 7/15/31      89,571
80,808     Government National Mortgage Association, 6.5%, 7/15/32      84,079
31,790     Government National Mortgage Association, 6.5%, 9/20/31      32,928
126,991    Government National Mortgage Association, 7.0%, 5/15/32     133,550
42,701     Government National Mortgage Association, 7.0%, 5/20/26      44,817
26,000     Government National Mortgage Association, 7.0%, 8/15/31      27,345
33,884     Government National Mortgage Association, 7.5%, 1/15/29      35,653
14,574     Government National Mortgage Association, 7.5%, 1/15/31      15,474
19,740     Government National Mortgage Association, 7.5%, 1/15/32      20,960
12,000     Tennessee Valley Authority, Variable Rate Note, 6/1/28      301,920
850,000    U.S. Treasury Bond 4.0%, 2/15/14                            830,742
3,000,000  U.S. Treasury Note, 3.375%, 1/15/12                       3,639,078
2,150,000  U.S. Treasury Bonds, 6.25%, 8/15/23                       2,570,845
400,000    U.S. Treasury Bonds, 7.25%, 5/15/16                         494,828
500,000    U.S. Treasury N/B, 4.0%, 11/15/12                           491,856
925,000    U.S. Treasury N/B, 6.375%, 8/15/27                        1,146,278
870,000    U.S. Treasury Note, 4.25%, 11/15/14                         863,781
4,700,000  U.S. Treasury Notes, 6.5%, 2/15/10                        5,121,162
475,000    U.S. Treasury Notes 4.75%, 5/15/14                          489,361
                                                                    $47,317,78
                                                                    $47,317,78
           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (Cost   $47,423,739)                                     $47,317,78

           TOTAL INVESTMENT IN SECURITIES - 97.1%
           (Cost   $47,954,194)                                     $48,054,66

           OTHER ASSETS AND LIABILITIES - 2.9%                      $  993,878

           TOTAL NET ASSETS - 100.0%                                $49,048,53

    (a) At September 30, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $48,222,996 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                $677,456

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                 (845,791)

           Net unrealized loss                                      $(168,335)

           Pioneer Money Market VCT Portfolio
           Schedule of Investments  9/30/2005 (unaudited)

Principal
Amount                                                            Value
           COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7 %
           Banks - 2.7 %
           Thrifts & Mortgage Finance - 2.7 %
984,811    Federal Home Loan Mortgage Corp. Multifamily VRD
           Certificate, 1.12%, 1/15/42                          $ 984,811
           Total Banks                                          $ 984,811
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost   $984,811)                                    $ 984,811
           CORPORATE BONDS - 50.6 %
           Capital Goods - 1.4 %
           Industrial Conglomerates - 1.4 %
500,000    General Electric Capital Corp., Floating
           Rate Note, 10/17/06                                  $ 500,000
           Total Capital Goods                                  $ 500,000
           Commercial Services & Supplies - 4.1 %
           Office Services & Supplies - 4.1 %
1,500,000  Pitney Bowes, Inc., 5.875%, 5/1/06                   $1,517,595
           Total Commercial Services & Supplies                 $1,517,595
           Automobiles & Components - 4.1 %
           Automobile Manufacturers - 4.1 %
1,500,000  Toyota Motor Credit Corp., Floating
           Rate Note, 6/23/06                                   $1,500,217
           Total Automobiles & Components                       $1,500,217
           Food & Drug Retailing - 2.0 %
           Hypermarkets & Supercenters - 2.0 %
750,000    Wal-Mart Stores, Floating
           Rate Note, 3/16/06                                   $ 749,653
           Total Food & Drug Retailing                          $ 749,653
           Pharmaceuticals & Biotechnology - 4.1 %
           Pharmaceuticals - 4.1 %
1,000,000  Abbott Laboratories, 5.625%, 7/1/06                  $1,010,499
500,000    Pfizer, Inc., 5.625%, 2/1/06                           503,910
                                                                $1,514,409
           Total Pharmaceuticals & Biotechnology                $1,514,409
           Banks - 8.6 %
           Diversified Banks - 8.6%
1,000,000  Bank of America Corp., 7.125%, 5/1/06                $1,019,196
650,000    UBS AG Jersey Branch, Zero Coupon, 10/14/05            649,193
           Wells Fargo Co., Floating Rate Note, 3/3/06            500,335
1,000,000  Wells Fargo Co., Floating Rate Note, 3/3/06           1,000,499
                                                                $3,169,223
           Total Banks                                          $3,169,223
           Diversified Financials - 25.2 %
           Consumer Finance - 4.7 %
450,000    American Express Credit, Floating
           Rate Note, 10/14/05                                  $ 450,017
250,000    National Rural Utilities, 6.0%, 5/15/06                253,436
1,000,000  SLM Corp., Floating Rate Note, 3/15/06                1,000,989
                                                                $1,704,442
           Investment Banking & Brokerage - 18.3 %
1,500,000  Credit Suisse First Boston, Floating
           Rate Note, 6/19/06                                   $1,503,212
1,500,000  Lehman Brothers Holdings, 6.25%, 5/15/06              1,523,120
1,000,000  Merrill Lynch & Co., Floating
           Rate Note, 3/17/06                                    1,000,371
1,000,000  Merrill Lynch, Floating
           Rate Note, 2/10/06                                    1,000,391
1,700,000  Morgan Stanley, Floating
           Rate Note, 3/27/06                                    1,702,621
                                                                $6,729,715
           Diversified Financial Services - 2.2 %
800,000    General Electric Capital Corp., Floating
           Rate Note, 10/6/06                                   $ 800,000
           Total Diversified Financials                         $9,234,157
           Insurance - 1.1 %
           Multi-Line Insurance - 1.1 %
400,000    American International Group, 2.85%, 12/1/05         $ 399,676
           Total Insurance                                      $ 399,676
           TOTAL CORPORATE BONDS
           (Cost   $19,084,596)                                 $18,584,930

           U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8 %
           Banks - 12.6 %
           Thrifts & Mortgage Finance - 12.9%
1,000,000  Federal National Mortgage Association, 3.47%, 10/3/05$ 999,807
1,800,000  Federal National Mortgage Association, 3.47%, 10/5/05 1,799,306
1,957,000  Federal National Mortgage Association, 3.52%, 10/19/051,953,556
           Total Banks                                          $4,752,669
           Government - 4.9 %
1,800,000  Federal Home Loan Mortgage Corp., 3.45%, 10/7/05     $1,798,965
                                                                $1,798,965
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost 6,551,634)                                     $6,551,634
           COMMERCIAL PAPER - 27.2 %
1,800,000  Coca Cola Co., 3.53%, 10/4/05                        $1,799,471
1,800,000  E.I. Dupont de Nemours, 3.57%, 10/14/05                998,711
1,800,000  Golden Peanut, 3.7%, 10/17/05                         1,797,056
800,000    Minnesota Mining Co., 3.53%, 10/11/05                  799,215
1,000,000  Minnesota Mining Co., 3.66%, 10/21/05                  997,967
1,800,000  Paccar Financial, 3.7%, 10/18/05                      1,796,855
1,800,000  United Parcel Co., 3.47%, 10/12/05                    1,798,092
                                                                $9,987,367
           TOTAL COMMERCIAL PAPER
           (Cost 9,987,366)                                     $9,987,367

           Repurchase Agreement - 2.7 %
1,000,000  UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of 10/1/05
           $1,000,000 plus accrued interest on 10/1/05 collateralized by
$1,143,000
           U.S. Treasury Bill, 3.125%, 4/15/09                  $1,000,000


           TOTAL INVESTMENTS IN SECURITIES - 101.0%
           (Cost $36,608,407)                                   $37,108,742

           OTHER ASSETS AND LIABILITIES - (1.1) %               $(397,924)

           TOTAL NET ASSETS - 100.0 %                           $36,710,818

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $36,608,407 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $   0

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                0

           Net unrealized gain                                  $   0

          Pioneer Equity Income VCT Portfolio
          Schedule of Investments  9/30/05 (unaudited)

 Shares                                                               Value
          CONVERTIBLE PREFERRED STOCKS - 0.7 %
          Automobiles & Components - 0.6 %
          Automobile Manufacturers - 0.6 %
  60,747  Ford Capital Trust, 6.50%, 1/15/32                      $   2,208,153
          Total Automobiles & Components                          $   2,208,153
          Pharmaceuticals & Biotechnology - 0.1 %
          Pharmaceuticals - 0.1 %
   4,255  Schering-Plough Corp., 6.0%, 9/14/07                    $     229,770
          Total Pharmaceuticals & Biotechnology                   $     229,770
          TOTAL CONVERTIBLE PREFERRED STOCKS
          (Cost   $3,070,923)                                     $   2,437,923

          COMMON STOCKS - 97.3 %
          Energy - 8.6 %
          Integrated Oil & Gas - 8.6 %
 141,052  Chevron Corp.                                           $   9,130,296
 180,226  ConocoPhillips                                             12,599,600
 134,372  Exxon Mobil Corp.                                           8,537,997
                                                                  $  30,267,893
          Total Energy                                            $  30,267,893
          Materials - 5.8 %
          Construction Materials - 0.8 %
  39,627  Vulcan Materials Co.                                    $   2,940,720
          Diversified Chemical - 1.2 %
  34,092  E.I. du Pont de Nemours and Co.                         $   1,335,384
  45,797  PPG Industries, Inc.                                        2,710,724
                                                                  $   4,046,108
          Diversified Metals & Mining - 0.3 %
  42,083  Compass Minerals International, Inc.                    $     967,909
          Industrial Gases - 1.1 %
  69,383  Air Products & Chemicals, Inc.                          $   3,825,779
          Paper Products - 0.6 %
  77,809  Meadwestvaco Corp.                                      $   2,149,085
          Specialty Chemicals - 0.7 %
 103,330  Valspar Corp.                                           $   2,310,459
          Steel - 1.1 %
  59,641  Nucor Corp. (b)                                         $   3,518,223
  23,412  Roanoke Electric Steel Corp.                                  468,942
                                                                  $   3,987,165
          Total Materials                                         $  20,227,225
          Capital Goods - 8.7 %
          Aerospace & Defense - 1.6 %
 101,370  United Technologies Corp.                               $   5,255,021
          Construction, Farm Machinery & Heavy Trucks - 4.1 %
  37,532  Deere & Co.                                             $   2,296,958
 181,027  PACCAR, Inc.                                               12,289,923
                                                                  $  14,586,881
          Electrical Component & Equipment - 1.8 %
  89,226  Emerson Electric Co.                                    $   6,406,427
          Industrial Machinery - 1.2 %
  30,350  Gorman-Rupp Co.                                         $     729,918
 114,970  The Timken Co.                                              3,406,561
                                                                  $   4,136,479
          Total Capital Goods                                     $  30,384,808
          Transportation - 1.2 %
          Railroads - 1.2 %
  71,079  Burlington Northern, Inc.                               $   4,250,524
          Total Transportation                                    $   4,250,524
          Automobiles & Components - 2.4 %
          Auto Parts & Equipment - 1.6 %
  91,234  Johnson Controls, Inc.                                  $   5,661,070
          Automobile Manufacturers - 0.8 %
 267,407  Ford Motor Corp.                                        $   2,636,633
          Total Automobiles & Components                          $   8,297,703
          Consumer Durables & Apparel - 0.8 %
          Housewares & Specialties - 0.8 %
 120,312  Tupperware Corp.                                        $   2,740,707
          Total Consumer Durables & Apparel                       $   2,740,707
          Consumer Services - 2.0 %
          Leisure Facilities - 1.5 %
 180,231  Cedar Fair, L.P.                                        $   5,405,128
          Specialized Consumer Services - 0.5 %
 131,488  Servicemaster Co.                                       $   1,780,348
          Total Consumer Services                                 $   7,185,476
          Media - 1.5 %
          Publishing - 1.5 %
 110,800  McGraw-Hill Co., Inc.                                   $   5,322,832
          Total Media                                             $   5,322,832
          Retailing - 1.5 %
          Department Stores - 1.1 %
  57,748  Federated Department Stores, Inc.                       $   3,861,609
          Distributors - 0.4 %
  35,232  Genuine Parts Co.                                       $   1,511,453
          Total Retailing                                         $   5,373,062
          Food, Beverage & Tobacco - 5.4 %
          Packaged Foods & Meats - 3.7 %
 183,924  Campbell Soup Co.                                       $   5,471,739
  68,218  General Mills, Inc.                                         3,288,108
  91,900  H.J. Heinz Co., Inc.                                        3,358,026
  58,483  Sara Lee Corp.                                              1,108,253
                                                                  $  13,226,126
          Soft Drinks - 1.7 %
  90,254  The Coca-Cola Co.                                       $   3,898,070
  35,663  PepsiCo, Inc.                                               2,022,449
                                                                  $   5,920,519
          Total Food, Beverage & Tobacco                          $  19,146,645
          Household & Personal Products - 2.2 %
          Household Products - 2.2 %
  68,567  Clorox Co.                                              $   3,808,211
  74,689  Colgate-Palmolive Co.                                       3,942,832
                                                                  $   7,751,043
          Total Household & Personal Products                     $   7,751,043
          Health Care Equipment & Services - 0.6 %
          Health Care Equipment - 0.6 %
  40,409  Becton, Dickinson & Co.                                 $   2,118,644
          Total Health Care Equipment & Services                  $   2,118,644
          Pharmaceuticals & Biotechnology - 7.3 %
          Pharmaceuticals - 7.3 %
 120,494  Abbott Laboratories                                     $   5,108,946
 221,850  Bristol-Myers Squibb Co.                                    5,337,711
  72,198  Eli Lilly & Co.                                             3,864,037
  71,443  Johnson & Johnson                                           4,520,913
 254,444  Merck & Co., Inc.                                           6,923,421
                                                                  $  25,755,028
          Total Pharmaceuticals & Biotechnology                   $  25,755,028
          Banks - 11.6 %
          Diversified Banks - 4.2 %
  18,188  Bank of America Corp.                                   $     765,715
  30,670  Comerica, Inc.                                              1,806,463
 107,363  U.S. Bancorp                                                3,014,753
 100,462  Wachovia Corp.                                              4,780,987
  73,074  Wells Fargo  & Co.                                          4,279,944
                                                                  $  14,647,862
          Regional Banks - 4.7 %
  86,267  First Horizon National Corp.                            $   3,135,805
 120,830  National City Corp.                                         4,040,555
  92,324  SunTrust Banks, Inc.                                        6,411,902
 110,000  Whitney Holding Corp.                                       2,974,400
                                                                  $  16,562,662
          Thrifts & Mortgage Finance - 2.7 %
 244,230  Washington Mutual, Inc.                                 $   9,578,701
          Total Banks                                             $  40,789,225
          Diversified Financials - 5.2 %
          Asset Management & Custody Banks - 4.0 %
 149,097  Eaton Vance Corp.                                       $   3,700,588
  33,568  State Street Corp.                                          1,642,147
 136,463  T. Rowe Price Associates, Inc.                              8,911,034
                                                                  $  14,253,769
          Investment Banking & Brokerage - 0.7 %
  53,743  A.G. Edwards, Inc.                                      $   2,354,481
          Diversified Financial Services - 0.5 %
  36,948  Citigroup, Inc.                                         $   1,681,873
          Total Diversified Financials                            $  18,290,123
          Insurance - 3.4 %
          Property & Casualty Insurance - 3.4 %
  69,474  Chubb Corp.                                             $   6,221,397
 108,234  Safeco Corp.                                                5,777,531
                                                                  $  11,998,928
          Total Insurance                                         $  11,998,928
          Real Estate - 0.6 %
          Real Estate Investment Trust - 0.6 %
  55,050  Archstone Communities Trust                             $   2,194,844
          Total Real Estate                                       $   2,194,844
          Software & Services - 0.6 %
          Data Processing & Outsourced Services - 0.6 %
  49,046  Automatic Data Processing, Inc.                         $   2,110,940
          Total Software & Services                               $   2,110,940
          Technology Hardware & Equipment - 0.7 %
          Communications Equipment - 0.7 %
 110,612  Motorola, Inc.                                          $   2,443,419
          Total Technology Hardware & Equipment                   $   2,443,419
          Telecommunication Services - 8.6 %
          Integrated Telecommunication Services - 8.6 %
  64,655  Alltel Corp.                                            $   4,209,687
 110,053  AT&T Corp.                                                  2,179,049
 245,438  BellSouth Corp.                                             6,455,019
 302,076  Citizens Utilities Co. (Class B)                            4,093,130
 211,733  SBC Communications, Inc.                                    5,075,240
 248,464  Verizon Communications, Inc.                                8,122,288
                                                                  $  30,134,413
          Total Telecommunication Services                        $  30,134,413
          Utilities - 18.6 %
          Electric Utilities - 7.3 %
  95,828  Ameren Corp.                                            $   5,125,840
  80,539  American Electric Power Co., Inc.                           3,197,398
  82,301  FPL Group, Inc.                                             3,917,528
 130,971  Great Plains Energy, Inc. (b)                               3,917,343
 139,849  NSTAR                                                       4,044,433
 153,933  Southern Co.                                                5,504,644
                                                                  $  25,707,186
          Gas Utilities - 3.9 %
  18,596  Atmos Energy Corp.                                      $     525,337
 150,932  Questar Corp.                                              13,300,128
                                                                  $  13,825,465
          Independent Power Producer & Energy Traders - 2.1 %
 121,131  Constellation Energy Group                              $   7,461,670
          Multi-Utilities - 4.3 %
  92,423  Consolidated Edison, Inc.                               $   4,487,137
 120,954  Equitable Resources, Inc.                                   4,724,463
 154,760  KeySpan Energy Corp.                                        5,692,073
                                                                  $  14,903,673
          Water Utilities - 1.0 %
  88,533  Aqua America, Inc.                                      $   3,366,025
          Total Utilities                                         $  65,264,019
          TOTAL COMMON STOCKS
          (Cost   $275,649,664)                                   $ 342,047,501

Principal
 Amount                                                               Value
          TEMPORARY CASH INVESTMENTS - 1.8 %
          Repurchase Agreement - 1.8 %
$6,100,000UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of $6,100,000 plus accrued interest on 10/3/05 collateralized
          by $6,293,000 U.S. Treasury Bill, 2.375%, 8/15/06       $   6,100,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost   $6,100,000)                                     $   6,100,000

          TOTAL INVESTMENT IN SECURITIES - 99.8%
          (Cost   $284,820,587)(a)                                $ 350,585,424

          OTHER ASSETS AND LIABILITIES - 0.2%                     $     849,856

          TOTAL NET ASSETS - 100.0%                               $ 351,435,280

      *   Non-income producing security

    (a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $283,714,805 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $ 72,606,080

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (5,735,461)

          Net unrealized gain                                     $66,870,619

    (b)   At September 30, 2005, the following securities were out on loan:

Shares                            Security                         Market Value
116,250   Great Plains Energy, Inc.                               $ 3,477,038
56,659    Nucor Corp.                                               3,342,314
          Total                                                   $ 6,819,352


         Pioneer International Value VCT Portfolio
         Schedule of Investments  9/30/05 (unaudited)

Shares                                                               Value
         PREFERRED STOCK - 0.6 %
         Utilities - 0.6 %
         Multi-Utilities - 0.6 %
 2,700   RWE AG  *                                               $    155,107
         Total Utilities                                         $    155,107
         TOTAL PREFERRED STOCK
         (Cost   $157,577)                                       $    155,107

         COMMON STOCK - 97.6 %
         Energy - 9.1 %
         Integrated Oil & Gas - 8.2 %
31,810   BP Amoco Plc                                            $    375,739
12,200   Eni S.p.A .                                                  361,356
 4,100   Petrobras Brasileiro (A.D.R.)                                261,375
14,800   Repsol SA                                                    478,160
 2,730   Total SA                                                     742,177
                                                                 $  2,218,807
         Oil & Gas Refining & Marketing - 0.9 %
12,000   Nippon Mitsubishi                                       $    105,495
 5,300   Statoil ASA *                                                130,713
                                                                 $    236,208
         Total Energy                                            $  2,455,015
         Materials - 11.5 %
         Construction Materials - 4.2 %
 8,800   CRH Plc                                                 $    238,534
 2,600   Holcim, Ltd.                                                 172,799
 1,600   Lafarge BR                                                   140,941
59,800   SHIMIZU Corp. *                                              394,457
16,900   Ultra Tech Cement, Ltd. *                                    179,280
                                                                 $  1,126,011
         Diversified Chemical - 1.3 %
 4,600   BASF AG                                                 $    345,613
         Diversified Metals & Mining - 4.3 %
17,002   Broken Hill Proprietary Co., Ltd.                       $    290,334
36,800   Dowa Mining Co., Ltd.                                        308,560
 7,350   Freeport-McMoRan Copper & Gold, Inc. (Class B)  (b)          357,137
 5,390   Rio Tinto Plc                                                220,822
                                                                 $  1,176,853
         Industrial Gases - 1.1 %
48,300   Taiyo Nippon Sanso Corp.                                $    303,400
         Steel - 0.6 %
16,000   Hitachi Metals, Ltd. *                                  $    155,013
         Total Materials                                         $  3,106,890
         Capital Goods - 12.6 %
         Building Products - 2.0 %
 2,600   Compagnie de Saint Gobain                               $    149,622
13,700   Daewoo Heavy Industries & Machinery, Ltd.                    309,702
 1,900   Wienerberger AG *                                             74,889
                                                                 $    534,213
         Construction & Engineering - 2.2 %
 6,149   ACS, Actividades de Construccion y Servicios, SA        $    179,228
65,600   Kajima Corp. *                                               314,008
 1,760   Technip *                                                    104,506
                                                                 $    597,742
         Construction, Farm Machinery & Heavy Trucks - 1.3 %
 4,700   Hyundai Heavy Industries                                $    349,793
         Electrical Component & Equipment - 2.7 %
 5,500   Elpida Memory, Inc. *                                   $    162,266
36,000   Mitsubishi Electric Corp.                                    231,675
 7,900   Philips Electronics NV                                       210,024
 1,700   Schneider Electric SA                                        134,298
                                                                 $    738,263
         Industrial Conglomerates - 1.3 %
     1   KOC Holding AS                                          $          4
 4,390   Siemens                                                      338,137
                                                                 $    338,141
         Industrial Machinery - 1.9 %
 8,600   Atlas Copco AB                                          $    166,556
13,600   Koyo Seiko Co., Ltd.                                         206,395
16,000   Nabtesco Corp.                                               140,380
                                                                 $    513,331
         Trading Companies & Distributors - 1.2 %
26,000   Mitsui & Co., Ltd.                                      $    327,089
         Total Capital Goods                                     $  3,398,572
         Transportation - 2.6 %
         Air Freight & Couriers - 0.7 %
 8,100   TNT NV                                                  $    201,195
         Airport Services - 0.6 %
14,400   BAA Plc                                                 $    158,363
         Trucking - 1.3 %
    28   Central Japan Railway Co.                               $    217,809
 7,600   Yamato Transport Co., Ltd.                                   125,494
                                                                 $    343,303
         Total Transportation                                    $    702,861
         Automobiles & Components - 3.9 %
         Auto Parts & Equipment - 1.2 %
 3,200   Compagnie Generale des Etablissements Michelin          $    188,149
22,000   Tsubakimoto Chain Co.                                        124,619
                                                                 $    312,768
         Automobile Manufacturers - 2.2 %
 2,900   Hyundai Motor Co., Ltd.                                 $    226,712
 8,000   Toyota Motor Co.                                             368,866
                                                                 $    595,578
         Tires & Rubber - 0.5 %
 1,800   Continental AG                                          $    147,836
         Total Automobiles & Components                          $  1,056,182
         Consumer Durables & Apparel - 1.2 %
         Apparel, Accessories & Luxury Goods - 0.4 %
   650   Adidas-Salomon AG                                       $    112,980
         Footwear - 0.4 %
   400   Puma AG Rudolf Dassler Sport *                          $    108,546
         Housewares & Specialties - 0.4 %
13,000   Toto, Ltd. *                                            $    103,412
         Total Consumer Durables & Apparel                       $    324,938
         Consumer Services - 2.1 %
         Casinos & Gaming - 1.6 %
 3,300   Opap SA *                                               $    102,501
 8,600   Sega Sammy Holdings, Inc.                                    337,420
                                                                 $    439,921
         Restaurants - 0.5 %
37,200   Compass Group Plc                                       $    135,122
         Total Consumer Services                                 $    575,043
         Media - 2.5 %
         Broadcasting & Cable TV - 1.9 %
14,500   British Sky Broadcasting Plc                            $    142,736
 2,900   Grupo Televisa SA (A.D.R.)                                   207,959
14,100   Mediaset S.p.A                                               166,879
                                                                 $    517,574
         Movies & Entertainment - 0.6 %
 4,900   Vivendi Universal                                       $    160,049
         Total Media                                             $    677,623
         Retailing - 2.8 %
         Catalog Retail - 0.7 %
12,000   GUS Plc                                                 $    180,826
         Department Stores - 1.5 %
   400   Shinsegae Co., Ltd.                                     $    148,825
19,700   Takashimaya Co., Ltd.                                        251,065
                                                                 $    399,890
         General Merchandise Stores - 0.6 %
 2,600   RYOHIN KEIKAKU Co., Ltd.                                $    168,068
         Total Retailing                                         $    748,784
         Food & Drug Retailing - 1.1 %
         Food Distributors - 0.1 %
 2,000   Toyo Suisan Kaisha, Ltd.                                $     34,220
         Food Retail - 1.0 %
46,200   Tesco Plc (b)                                           $    252,134
         Total Food & Drug Retailing                             $    286,354
         Food, Beverage & Tobacco - 2.7 %
         Brewers - 0.8 %
16,800   Asahi Breweries, Ltd. *                                 $    213,189
         Packaged Foods & Meats - 1.9 %
 1,700   Nestle SA (Registered Shares)                           $    497,871
         Total Food, Beverage & Tobacco                          $    711,060
         Health Care Equipment & Services - 0.9 %
         Health Care Supplies - 0.9 %
 9,800   Mediceo Holdings Co., Ltd. *                            $    156,761
   400   Nobel Biocare Holding AG                                      94,299
                                                                 $    251,060
         Total Health Care Equipment & Services                  $    251,060
         Pharmaceuticals & Biotechnology - 6.9 %
         Pharmaceuticals - 6.9 %
   800   Actelion, Ltd. *                                        $     86,217
 6,400   Astellas Pharma, Inc.                                        240,648
 8,532   Astrazeneca Plc                                              398,656
 7,890   GlaxoSmithKline Plc                                          200,766
 3,800   Novartis                                                     192,731
 3,438   Roche Holdings AG                                            477,644
 4,900   Shire Pharmaceuticals Group Plc (A.D.R.)                     181,251
 1,400   UCB SA *                                                      73,924
                                                                 $  1,851,837
         Total Pharmaceuticals & Biotechnology                   $  1,851,837
         Banks - 11.1 %
         Diversified Banks - 11.1 %
16,200   Banco Bilbao Vizcaya Argentaria, SA                     $    284,051
37,125   Barclays Plc                                                 376,014
 5,200   BNP Paribas SA                                               395,320
 8,145   Credit Agricole SA                                           239,085
27,800   Development Bank of Singapore, Ltd.                          259,809
 4,200   Hana Bank                                                    155,093
 2,800   Kookmin Bank (A.D.R.)                                        165,900
12,920   Royal Bank of Scotland Group Plc                             367,882
27,240   Turkiye Is Bankasi (Isbank)                                  189,232
    55   UFJ Holdings, Inc. *                                         368,409
 3,600   Uniao de Bancos Brasileiros SA (G.D.R.) (144A)               189,360
                                                                 $  2,990,155
         Total Banks                                             $  2,990,155
         Diversified Financials - 9.8 %
         Diversified Capital Markets - 2.7 %
 8,130   CS Group                                                $    360,036
 4,250   UBS AG                                                       361,304
                                                                 $    721,340
         Investment Banking & Brokerage - 0.5 %
12,000   Nikko Cordinal Corp.                                    $    140,147
         Diversified Financial Services - 6.6 %
 2,800   Deutsche Bank AG                                        $    261,893
12,400   ING Groep NV                                                 369,521
 2,900   Nomura Research Institute, Ltd.                              337,118
 3,819   Societe Generale                                             436,139
45,500   Sumitomo Trust Bank                                          376,292
                                                                 $  1,780,963
         Total Diversified Financials                            $  2,642,450
         Insurance - 3.7 %
         Life & Health Insurance - 0.7 %
 4,900   China Life Insurance Co. (A.D.R.) * (b)                 $    151,214
         Multi-Line Insurance - 2.5 %
10,900   AXA                                                     $    299,447
 5,300   Assicurazioni Generali                                       167,189
 1,280   Zurich Financial Services *                                  218,181
                                                                 $    684,817
         Property & Casualty Insurance - 0.5 %
12,500   Mitsui Sumitomo Insurance Co.                           $    144,249
         Total Insurance                                         $    980,280
         Real Estate - 1.1 %
         Real Estate Management & Development - 1.1 %
20,200   Mitsui Fudosan Co.                                      $    306,044
         Total Real Estate                                       $    306,044
         Software & Services - 1.0 %
         Data Processing & Outsourced Services - 0.5 %
 2,700   Trans Cosmos, Inc.                                      $    126,625
         IT Consulting & Other Services - 0.5 %
 1,900   Atos Origin *                                           $    134,473
         Total Software & Services                               $    261,098
         Technology Hardware & Equipment - 0.9 %
         Communications Equipment - 0.9 %
67,100   Ericsson LM Tel Sur B                                   $    246,701
         Total Technology Hardware & Equipment                   $    246,701
         Semiconductors - 0.6 %
         Semiconductor Equipment - 0.6 %
 3,100   Tokyo Electron, Ltd.                                    $    165,332
         Total Semiconductors                                    $    165,332
         Telecommunication Services - 6.9 %
         Integrated Telecommunication Services - 3.8 %
 4,000   Brasil Telecom Participacoes SA                         $    170,120
15,300   France Telecom SA                                            439,643
19,923   Telefonica SA                                                326,288
 5,000   Telekom Austria AG                                            99,474
                                                                 $  1,035,525
         Wireless Telecommunication Services - 3.1 %
 4,000   Mobile Telesystems (A.D.R.)                             $    162,720
257,511  Vodafone Group Plc                                           670,004
                                                                 $    832,724
         Total Telecommunication Services                        $  1,868,249
         Utilities - 2.6 %
         Electric Utilities - 2.6 %
 3,633   E.On AG                                                 $    333,909
20,446   National Grid Plc *                                          191,677
 6,900   Tokyo Electric Power Co.                                     174,367
                                                                 $    699,953
         Total Utilities                                         $    699,953
         TOTAL COMMON STOCKS
         (Cost   $20,603,591)                                    $ 26,306,481

         TOTAL INVESTMENT IN SECURITIES - 98.2%
         (Cost   $20,761,168)(a)                                 $ 26,461,588

         OTHER ASSETS AND LIABILITIES - 1.8%                     $    495,493

         TOTAL NET ASSETS - 100.0%                               $ 26,957,081

    *    Non-income producing security

(A.D.R.) American Depository Receipt

(G.D.R.) Global Depository Receipt

  (a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $20,774,752 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $ 6,023,005

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                 (336,169)

         Net unrealized gain                                     $5,686,836

  (b)    At September 30, 2005, the following securities were out on loan:

Shares                           Security                         Market Value
4,580    China Life Insurance Co. (A.D.R.) *                     $  141,339
6,982    Freeport-McMoRan Copper & Gold, Inc. (Class B)             339,255
43,000   Tesco Plc                                                  235,441
         Total                                                   $  716,035


           Pioneer Fund VCT Portfolio
           Schedule of Investments  9/30/05 (unaudited)

 Shares                                                               Value
           COMMON STOCKS - 99.2 %
           Energy - 10.3 %
           Integrated Oil & Gas - 6.9 %
   60,941  ConocoPhillips                                          $ 4,260,385
  179,531  Chevron Corp.                                            11,621,042
   42,629  Occidental Petroleum Corp.                                3,641,795
  190,068  Exxon Mobil Corp.                                        12,076,921
                                                                   $31,600,143
           Oil & Gas Equipment & Services - 1.2 %
   48,215  Schlumberger, Ltd.                                      $ 4,068,382
   21,081  Weatherford International, Inc. *                         1,447,421
                                                                   $ 5,515,803
           Oil & Gas Exploration & Production - 2.2 %
   80,724  Apache Corp.                                            $ 6,072,059
   67,515  Pioneer Natural Resources Co.                             3,707,924
                                                                   $ 9,779,983
           Total Energy                                            $46,895,929
           Materials - 7.3 %
           Aluminum - 0.4 %
   72,726  Alcoa, Inc.                                             $ 1,775,969
           Diversified Chemical - 0.6 %
   44,427  E.I. du Pont de Nemours and Co.                         $ 1,740,206
   20,057  PPG Industries, Inc.                                      1,187,174
                                                                   $ 2,927,380
           Diversified Metals & Mining - 4.5 %
   90,507  BHP Billiton, Ltd. (A.D.R.) *                           $ 3,093,529
   98,510  Inco, Ltd.                                                4,664,449
   38,107  Phelps Dodge Corp.                                        4,951,243
  188,132  Rio Tinto Plc                                             7,684,567
                                                                   $20,393,788
           Gold - 0.2 %
   21,960  Newmont Mining Corp.                                    $ 1,035,853
           Industrial Gases - 1.0 %
   25,334  Air Products & Chemicals, Inc.                          $ 1,396,917
   69,462  Praxair, Inc.                                             3,329,314
                                                                   $ 4,726,231
           Paper Products - 0.3 %
   50,997  Meadwestvaco Corp.                                      $ 1,408,537
           Specialty Chemicals - 0.3 %
   37,481  Ecolab, Inc.                                            $ 1,196,768
           Total Materials                                         $33,464,526
           Capital Goods - 9.2 %
           Aerospace & Defense - 3.2 %
   43,011  General Dynamics Corp.                                  $ 5,141,965
  181,953  United Technologies Corp.                                 9,432,444
                                                                   $14,574,409
           Construction, Farm Machinery & Heavy Trucks - 3.3 %
   74,526  Caterpillar, Inc.                                       $ 4,378,403
   75,735  Deere & Co.                                               4,634,982
   91,215  PACCAR, Inc.                                              6,192,586
                                                                   $15,205,971
           Electrical Component & Equipment - 1.2 %
   55,395  Emerson Electric Co.                                    $ 3,977,361
   29,606  Rockwell International Corp.                              1,566,157
                                                                   $ 5,543,518
           Industrial Conglomerates - 1.3 %
  169,108  General Electric Co.                                    $ 5,693,866
           Industrial Machinery - 0.2 %
   16,367  Parker Hannifin Corp.                                   $ 1,052,562
           Total Capital Goods                                     $42,070,326
           Transportation - 2.7 %
           Airlines - 0.5 %
  151,393  Southwest Airlines Co.                                  $ 2,248,186
           Railroads - 2.2 %
   48,583  Burlington Northern, Inc.                               $ 2,905,263
  174,973  Norfolk Southern Corp.                                    7,096,905
                                                                   $10,002,168
           Total Transportation                                    $12,250,354
           Automobiles & Components - 2.4 %
           Auto Parts & Equipment - 1.4 %
  101,606  Johnson Controls, Inc.                                  $ 6,304,652
           Automobile Manufacturers - 1.0 %
  458,184  Ford Motor Corp.                                        $ 4,517,694
           Total Automobiles & Components                          $10,822,346
           Consumer Durables & Apparel - 0.2 %
           Apparel, Accessories & Luxury Goods - 0.2 %
   23,883  Liz Claiborne, Inc.                                     $   939,080
           Total Consumer Durables & Apparel                       $   939,080
           Media - 4.9 %
           Advertising - 0.8 %
   42,090  Omnicom Group                                           $ 3,519,987
           Movies & Entertainment - 0.2 %
   50,016  The Walt Disney Co.                                     $ 1,206,886
           Publishing - 3.9 %
   41,058  Elsevier NV                                             $   566,252
   68,795  Gannett Co.                                               4,735,160
  125,263  John Wiley & Sons, Inc. *                                 5,228,478
  151,143  McGraw-Hill Co., Inc.                                     7,260,910
                                                                   $17,790,800
           Total Media                                             $22,517,673
           Retailing - 5.7 %
           Apparel Retail - 0.2 %
   60,617  Gap, Inc.                                               $ 1,056,554
           Computer & Electronics Retail - 0.1 %
    9,295  GameStop Corp. (Class B) *                              $   263,885
           Department Stores - 2.1 %
   42,178  Federated Department Stores, Inc.                       $ 2,820,443
  193,453  Nordstrom, Inc.                                           6,639,307
                                                                   $ 9,459,750
           General Merchandise Stores - 2.0 %
  177,813  Target Corp.                                            $ 9,233,829
           Home Improvement Retail - 0.8 %
   23,351  Home Depot, Inc.                                        $   890,607
   46,920  Lowe's Companies, Inc.                                    3,021,648
                                                                   $ 3,912,255
           Specialty Stores - 0.5 %
   29,018  Barnes & Noble, Inc.                                    $ 1,093,979
   52,572  Staples, Inc.                                             1,120,835
                                                                   $ 2,214,814
           Total Retailing                                         $26,141,087
           Food & Drug Retailing - 2.4 %
           Drug Retail - 1.6 %
   59,967  CVS Corp.                                               $ 1,739,643
  134,077  Walgreen Co.                                              5,825,646
                                                                   $ 7,565,289
           Food Distributors - 0.6 %
   81,666  Sysco Corp.                                             $ 2,561,862
           Hypermarkets & Supercenters - 0.2 %
   19,649  Costco Wholesale Corp.                                  $   846,675
           Total Food & Drug Retailing                             $10,973,826
           Food, Beverage & Tobacco - 4.6 %
           Packaged Foods & Meats - 2.8 %
   83,259  Campbell Soup Co.                                       $ 2,476,955
   43,263  General Mills, Inc.                                       2,085,277
   52,617  Hershey Foods Corp.                                       2,962,863
   70,974  H.J. Heinz Co., Inc.                                      2,593,390
   23,685  Kellogg Co.                                               1,092,589
   73,473  Sara Lee Corp.                                            1,392,313
                                                                   $12,603,387
           Soft Drinks - 1.8 %
  146,681  PepsiCo, Inc.                                           $ 8,318,280
           Total Food, Beverage & Tobacco                          $20,921,667
           Household & Personal Products - 1.6 %
           Household Products - 1.1 %
   79,698  Colgate-Palmolive Co.                                   $ 4,207,257
   14,255  Clorox Co.                                                  791,723
                                                                   $ 4,998,980
           Personal Products - 0.5 %
   67,208  Estee Lauder Co.                                        $ 2,340,855
           Total Household & Personal Products                     $ 7,339,835
           Health Care Equipment & Services - 3.1 %
           Health Care Equipment - 3.1 %
   71,108  Becton, Dickinson & Co.                                 $ 3,728,192
   54,338  Biomet, Inc.                                              1,886,072
   68,239  Medtronic, Inc.                                           3,658,975
   97,571  Stryker Corp.                                             4,822,935
                                                                   $14,096,174
           Total Health Care Equipment & Services                  $14,096,174
           Pharmaceuticals & Biotechnology - 9.0 %
           Biotechnology - 0.9 %
   53,778  Amgen, Inc. *                                           $ 4,284,493
           Pharmaceuticals - 8.1 %
  102,710  Abbott Laboratories                                     $ 4,354,904
   53,017  Barr Laboratorie, Inc. *                                  2,911,694
   80,285  Bristol-Myers Squibb Co.                                  1,931,657
   80,039  Eli Lilly & Co.                                           4,283,687
  137,058  Johnson & Johnson                                         8,673,030
   95,767  Merck & Co., Inc.                                         2,605,820
   70,124  Mylan Laboratories, Inc.                                  1,350,588
   55,673  Novartis AG (A.D.R.)                                      2,839,323
   17,139  Pfizer, Inc.                                                427,961
   36,377  Roche Holdings AG (A.D.R.)                                2,526,892
  175,915  Schering-Plough Corp.                                     3,703,011
   35,811  Teva Pharmaceutical Industries, Ltd.                      1,196,804
                                                                   $36,805,371
           Total Pharmaceuticals & Biotechnology                   $41,089,864
           Banks - 8.4 %
           Diversified Banks - 4.3 %
   66,429  Bank of America Corp.                                   $ 2,796,661
  235,635  U.S. Bancorp                                              6,616,631
   39,577  Wachovia Corp.                                            1,883,469
  140,973  Wells Fargo  & Co.                                        8,256,789
                                                                   $19,553,550
           Regional Banks - 2.8 %
   83,035  First Horizon National Corp.                            $ 3,018,322
  135,000  National City Corp.                                       4,514,400
   55,102  SunTrust Banks, Inc.                                      3,826,834
   21,817  Zions Bancorporation                                      1,553,589
                                                                   $12,913,145
           Thrifts & Mortgage Finance - 1.3 %
  146,301  Washington Mutual, Inc.                                 $ 5,737,925
           Total Banks                                             $38,204,620
           Diversified Financials - 5.7 %
           Asset Management & Custody Banks - 2.8 %
   51,882  The Bank of New York Co., Inc.                          $ 1,525,850
   43,970  Federated Investors, Inc.                                 1,461,123
   75,013  State Street Corp.                                        3,669,636
   98,218  T. Rowe Price Associates, Inc.                            6,413,635
                                                                   $13,070,244
           Consumer Finance - 1.4 %
  112,725  American Express Co.                                    $ 6,474,924
           Investment Banking & Brokerage - 0.8 %
   58,452  Merrill Lynch & Co., Inc.                               $ 3,586,030
           Diversified Financial Services - 0.7 %
   66,850  Citigroup, Inc.                                         $ 3,043,012
           Total Diversified Financials                            $26,174,210
           Insurance - 2.3 %
           Multi-Line Insurance - 0.2 %
   13,522  Hartford Financial Services Group, Inc.                 $ 1,043,493
           Property & Casualty Insurance - 2.0 %
   20,832  ACE, Ltd.                                               $   980,562
   40,815  Axis Capital Holdings, Ltd.                               1,163,636
   55,107  Chubb Corp.                                               4,934,832
   34,082  Safeco Corp.                                              1,819,297
                                                                   $ 8,898,327
           Reinsurance - 0.1 %
   20,335  Montpelier RE Holdings, Ltd.                            $   505,325
           Total Insurance                                         $10,447,145
           Software & Services - 4.5 %
           Data Processing & Outsourced Services - 1.8 %
   90,284  Automatic Data Processing, Inc.                         $ 3,885,823
   36,223  Computer Sciences Corp. *                                 1,713,710
   25,841  DST Systems, Inc. *                                       1,416,862
   28,113  Fiserv, Inc. *                                            1,289,543
                                                                   $ 8,305,938
           Systems Software - 2.7 %
   86,186  Adobe Systems, Inc.                                     $ 2,572,652
  218,175  Microsoft Corp.                                           5,613,643
  172,505  Symantec Corp. *                                          3,908,963
                                                                   $12,095,258
           Total Software & Services                               $20,401,196
           Technology Hardware & Equipment - 5.7 %
           Communications Equipment - 2.0 %
  211,985  Motorola, Inc.                                          $ 4,682,749
  274,102  Nokia Corp. (A.D.R.)                                      4,635,065
                                                                   $ 9,317,814
           Computer Hardware - 2.6 %
  123,076  Dell, Inc. *                                            $ 4,209,199
   26,277  Diebold, Inc.                                               905,505
  176,511  Hewlett-Packard Co.                                       5,154,121
  382,772  Sun Microsystems, Inc. *                                  1,500,466
                                                                   $11,769,291
           Computer Storage & Peripherals - 0.4 %
  134,374  EMC Corp. *                                             $ 1,738,800
           Office Electronics - 0.7 %
   57,242  Canon, Inc.  (A.D.R.) *                                 $ 3,105,951
           Total Technology Hardware & Equipment                   $25,931,856
           Semiconductors - 3.4 %
           Semiconductor Equipment - 0.4 %
  115,570  Applied Materials, Inc.                                 $ 1,960,067
           Semiconductors - 3.0 %
   20,845  Freescale Semico, Inc. *                                $   491,525
  236,129  Intel Corp.                                               5,820,580
  211,248  Texas Instruments, Inc.                                   7,161,307
                                                                   $13,473,412
           Total Semiconductors                                    $15,433,479
           Telecommunication Services - 3.8 %
           Integrated Telecommunication Services - 3.8 %
   23,216  Alltel Corp.                                            $ 1,511,594
  141,901  BellSouth Corp.                                           3,731,996
   74,411  Century Telephone Enterprises, Inc.                       2,602,897
  211,430  SBC Communications, Inc.                                  5,067,977
  129,130  Verizon Communications, Inc.                              4,221,260
                                                                   $17,135,724
           Total Telecommunication Services                        $17,135,724
           Utilities - 2.0 %
           Electric Utilities - 1.3 %
   70,529  Exelon Corp.                                            $ 3,769,070
   56,177  Southern Co.                                              2,008,890
                                                                   $ 5,777,960
           Multi-Utilities - 0.6 %
   34,904  Consolidated Edison, Inc.                               $ 1,694,589
   26,503  KeySpan Energy Corp.                                        974,780
                                                                   $ 2,669,369
           Water Utilities - 0.1 %
   18,332  Aqua America, Inc.                                      $   696,983
           Total Utilities                                         $ 9,144,312
           TOTAL COMMON STOCKS
           (Cost   $348,367,715)                                   $452,395,229

Principal
 Amount                                                               Value
           TEMPORARY CASH INVESTMENT - 0.8 %
           Repurchase Agreement - 0.8 %
 $ 3,600,00UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of
           $3,600,000 plus accrued interest on 10/3/05 collateralized by
$3,522,000
           U.S. Treasury Note, 6.125%, 8/15/07                     $ 3,600,000
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost   $3,600,000)                                     $ 3,600,000

           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost   $351,967,715)(a)                                $455,995,229

           OTHER ASSETS AND LIABILITIES - 0.0%                     $   254,400

           TOTAL NET ASSETS - 100.0%                               $456,249,629

       *   Non-income producing security

(A.D.R.)   American Depositary Receipt

     (a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $352,644,277 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $123,687,602

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                (20,336,650)

           Net unrealized gain                                     $103,350,952

         Pioneer Value VCT Portfolio
         Schedule of Investments  9/30/05 (unaudited)

Shares                                                        Value
         COMMON STOCKS - 99.2 %
         Energy - 19.0 %
         Integrated Oil & Gas - 11.8 %
4,594    Chevron Corp.                                      $ 297,370
7,636    ConocoPhillips                                       533,833
6,860    Exxon Mobil Corp.                                    435,884
3,901    Occidental Petroleum Corp.                           333,262
2,671    Suncor Energy, Inc.                                  161,676
                                                            $1,762,025
         Oil & Gas Drilling - 2.4 %
2,780    ENSCO International, Inc.                          $ 129,520
1,492    Nabors Industries, Inc. *                            107,170
1,915    Transocean Offshore, Inc. *                          117,409
                                                            $ 354,099
         Oil & Gas Equipment & Services - 0.6 %
1,200    Halliburton Co. *                                  $  82,224
         Oil & Gas Exploration & Production - 4.2 %
1,447    Anadarko Petroleum Corp.                           $ 138,550
2,250    Apache Corp.                                         169,245
4,572    Devon Energy Corp.                                   313,822
                                                            $ 621,617
         Total Energy                                       $2,819,965
         Materials - 4.5 %
         Diversified Metals & Mining - 1.3 %
3,987    Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 193,728
         Forest Products - 1.3 %
2,910    Weyerhaeuser Co.                                   $ 200,063
         Industrial Gases - 1.2 %
3,804    Praxair Inc.                                       $ 182,326
         Metal & Glass Containers - 0.7 %
2,710    Ball Corp.                                         $  99,565
         Total Materials                                    $ 675,682
         Capital Goods - 6.4 %
         Aerospace & Defense - 1.4 %
3,920    United Technologies Corp.                          $ 203,213
         Construction & Farm Machinery & Heavy Trucks - 2.3 %
5,540    Deere & Co.                                        $ 339,048
         Industrial Conglomerates - 2.7 %
14,563   Tyco International, Ltd.                           $ 405,580
         Total Capital Goods                                $ 947,841
         Transportation - 0.7 %
         Air Freight & Couriers - 0.7 %
1,539    United Parcel Service                              $ 106,391
         Total Transportation                               $ 106,391
         Media - 8.4 %
         Broadcasting & Cable Television - 4.4 %
11,000   Clear Channel Communications, Inc.                 $ 361,790
10,234   Comcast Corp. *                                      300,675
                                                            $ 662,465
         Movies & Entertainment - 4.0 %
19,553   Time Warner, Inc.                                  $ 354,105
7,207    Viacom, Inc. (Class B)                               237,903
                                                            $ 592,008
         Total Media                                        $1,254,473
         Retailing - 0.9 %
         Specialty Stores - 0.9 %
6,340    Foot Locker, Inc.                                  $ 139,100
         Total Retailing                                    $ 139,100
         Food, Beverage & Tobacco - 5.7 %
         Soft Drinks - 2.2 %
3,123    PepsiCo, Inc.                                      $ 177,105
3,495    The Coca-Cola Co.                                    150,949
                                                            $ 328,054
         Tobacco - 3.5 %
7,090    Altria Group, Inc.                                 $ 522,604
         Total Food, Beverage & Tobacco                     $ 850,658
         Health Care Equipment & Services - 5.9 %
         Health Care Distributors - 2.5 %
6,010    Cardinal Health, Inc.                              $ 381,274
         Health Care Equipment - 0.8 %
5,030    Boston Scientific Corp. *                          $ 117,551
         Health Care Facilities - 2.1 %
2,717    HCA, Inc.                                          $ 130,199
16,161   Tenet Healthcare Corp. *                             181,488
                                                            $ 311,687
         Managed Health Care - 0.5 %
900      Wellpoint, Inc. *                                  $  68,238
         Total Health Care Equipment & Services             $ 878,750
         Pharmaceuticals & Biotechnology - 2.8 %
         Pharmaceuticals - 2.8 %
6,090    Bristol-Myers Squibb Co.                           $ 146,525
6,500    Schering-Plough Corp.                                136,825
2,900    Wyeth                                                134,183
                                                            $ 417,533
         Total Pharmaceuticals & Biotechnology              $ 417,533
         Banks - 3.8 %
         Diversified Banks - 3.8 %
9,684    Bank of America Corp.                              $ 407,696
3,460    Wachovia Corp.                                       164,661
                                                            $ 572,357
         Total Banks                                        $ 572,357
         Diversified Financials - 14.0 %
         Asset Management & Custody Banks - 1.5 %
7,593    The Bank of New York Co., Inc.                     $ 223,310
         Consumer Finance - 2.0 %
16,876   Providian Financial Corp.                          $ 298,368
         Investment Banking & Brokerage - 6.7 %
2,705    Goldman Sachs Group, Inc.                          $ 328,874
1,804    Lehman Brothers Holdings, Inc.                       210,130
7,570    Merrill Lynch & Co., Inc.                            464,420
                                                            $1,003,424
         Diversified Financial Services - 3.8 %
12,524   Citigroup, Inc.                                    $ 570,092
         Total Diversified Financials                       $2,095,194
         Insurance - 5.7 %
         Life & Health Insurance - 1.3 %
9,445    UNUM Corp.                                         $ 193,623
         Multi-Line Insurance - 2.5 %
5,938    American International Group, Inc.                 $ 367,918
         Property & Casualty Insurance - 1.9 %
5,259    Allstate Corp.                                     $ 290,770
         Total Insurance                                    $ 852,311
         Software & Services - 6.8 %
         Data Processing & Outsourced Services - 2.6 %
9,736    First Data Corp.                                   $ 389,440
         IT Consulting & Other Services - 1.0 %
5,950    Accenture, Ltd. *                                  $ 151,487
         Systems Software - 3.2 %
11,120   Microsoft Corp.                                    $ 286,118
8,298    Symantec Corp. *                                     188,033
                                                            $ 474,151
         Total Software & Services                          $1,015,078
         Technology Hardware & Equipment - 2.5 %
         Communications Equipment - 1.6 %
4,643    Motorola, Inc.                                     $ 102,564
8,588    Nokia Corp. (A.D.R.)                                 145,223
                                                            $ 247,787
         Computer Hardware - 0.9 %
4,470    Hewlett-Packard Co.                                $ 130,524
         Total Technology Hardware & Equipment              $ 378,311
         Telecommunication Services - 5.9 %
         Integrated Telecommunication Services - 4.3 %
2,293    Alltel Corp.                                       $ 149,297
7,899    BellSouth Corp.                                      207,744
11,764   Sprint Nextel Corp. *                                279,748
                                                            $ 636,789
         Wireless Telecommunication Services - 1.6 %
26,281   Vodafone Group Plc                                 $  68,309
6,495    Vodafone Group Plc (A.D.R.)                          168,675
                                                            $ 236,984
         Total Telecommunication Services                   $ 873,773
         Utilities - 5.8 %
         Electric Utilities - 4.2 %
1,600    Dominion Resources, Inc.                           $ 137,824
4,100    Edison International                                 193,848
1,500    Entergy Corp.                                        111,480
3,360    Exelon Corp.                                         179,558
                                                            $ 622,710
         Independent Power Producer & Energy Traders - 2.0 %
900      Constellation Energy Group                         $  55,629
2,130    TXU Corp.                                            240,434
                                                            $ 296,063
         Total Utilities                                    $ 918,773
         TOTAL COMMON STOCKS
         (Cost   $13,258,574)                               $14,796,190

         TOTAL INVESTMENT IN SECURITIES - 99.2 %
         (Cost   $13,258,574) (a)                           $14,796,190

         OTHER ASSETS AND LIABILITIES - 0.8 %               $ 121,455

         TOTAL NET ASSETS - 100.0%                          $14,917,645

*        Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $13,300,606 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost          $1,802,734

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (307,150)

         Net unrealized gain                                $1,495,584


          Pioneer Balanced VCT Portfolio
          Schedule of Investments  9/30/05 (unaudited)

Shares                                                               Value
          COMMON STOCKS - 64.7 %
          Energy - 5.4 %
          Integrated Oil & Gas - 0.5 %
3,900     Exxon Mobil Corp.                                        $ 247,806
          Oil & Gas Drilling - 2.0 %
19,500    ENSCO International, Inc.                                $ 908,505
          Oil & Gas Equipment & Services - 2.0 %
13,298    National-Oilwell Varco, Inc. *                           $ 875,008
          Oil & Gas Exploration & Production - 0.9 %
5,500     Encana Corp.                                             $ 320,705
1,100     Pioneer Natural Resources Co.                               60,412
                                                                   $ 381,117
          Total Energy                                             $2,412,436
          Materials - 4.7 %
          Gold - 2.4 %
23,000    Newmont Mining Corp.                                     $1,084,910
          Industrial Gases - 2.3 %
21,600    Praxair, Inc.                                            $1,035,288
          Total Materials                                          $2,120,198
          Capital Goods - 4.2 %
          Aerospace & Defense - 3.0 %
25,000    Northrop Grumman Corp.                                   $1,358,750
          Industrial Conglomerates - 1.2 %
7,300     3M Co.                                                   $ 535,528
          Total Capital Goods                                      $1,894,278
          Commercial Services & Supplies - 0.4 %
          Diversified Commercial Services - 0.4 %
4,600     Cintas Corp.                                             $ 188,830
          Total Commercial Services & Supplies                     $ 188,830
          Transportation - 1.7 %
          Air Freight & Couriers - 1.7 %
11,200    United Parcel Service                                    $ 774,256
          Total Transportation                                     $ 774,256
          Consumer Durables & Apparel - 1.7 %
          Apparel, Accessories & Luxury Goods - 1.7 %
19,300    Liz Claiborne, Inc.                                      $ 758,876
          Total Consumer Durables & Apparel                        $ 758,876
          Media - 3.3 %
          Broadcasting & Cable Television - 1.2 %
18,100    Comcast Corp. (Special) *                                $ 520,918
          Movies & Entertainment - 2.1 %
29,319    Viacom, Inc. (Class B)                                   $ 967,820
          Total Media                                              $1,488,738
          Retailing - 1.1 %
          Apparel Retail - 1.1 %
20,500    Ross Stores, Inc.                                        $ 485,850
          Total Retailing                                          $ 485,850
          Food & Drug Retailing - 3.2 %
          Drug Retail - 2.8 %
42,600    CVS Corp.                                                $1,235,826
          Hypermarkets & Supercenters - 0.4 %
4,000     Wal-Mart Stores, Inc.                                    $ 175,280
          Total Food & Drug Retailing                              $1,411,106
          Food, Beverage & Tobacco - 6.5 %
          Brewers - 0.6 %
5,900     Anheuser-Busch Companies, Inc.                           $ 253,936
          Packaged Foods & Meats - 2.1 %
13,000    WM Wrigley Jr. Co.                                       $ 934,440
          Soft Drinks - 3.8 %
22,300    PepsiCo, Inc.                                            $1,264,633
10,000    The Coca-Cola Co.                                          431,900
                                                                   $1,696,533
          Total Food, Beverage & Tobacco                           $2,884,909
          Household & Personal Products - 0.7 %
          Personal Products - 0.7 %
9,300     Estee Lauder Co.                                         $ 323,919
          Total Household & Personal Products                      $ 323,919
          Health Care Equipment & Services - 3.0 %
          Health Care Distributors - 0.9 %
6,400     Cardinal Health, Inc.                                    $ 406,016
          Health Care Equipment - 1.9 %
11,100    Biomet, Inc.                                             $ 385,281
6,700     Guidant Corp.                                              461,563
                                                                   $ 846,844
          Health Care Services - 0.2 %
3,300     IMS Health, Inc.                                         $  83,061
          Total Health Care Equipment & Services                   $1,335,921
          Pharmaceuticals & Biotechnology - 7.7 %
          Biotechnology - 2.1 %
11,616    Amgen, Inc. *                                            $ 925,447
          Pharmaceuticals - 5.6 %
4,000     Eli Lilly & Co.                                          $ 214,080
30,700    IVAX Corp. *                                               809,252
27,288    Pfizer, Inc.                                               681,381
17,800    Wyeth                                                      823,606
                                                                   $2,528,319
          Total Pharmaceuticals & Biotechnology                    $3,453,766
          Diversified Financials - 3.2 %
          Asset Management & Custody Banks - 1.1 %
17,200    The Bank of New York Co., Inc.                           $ 505,852
          Consumer Finance - 1.7 %
12,300    American Express Co.                                     $ 706,512
          Investment Banking & Brokerage - 0.3 %
2,900     Merrill Lynch & Co., Inc.                                $ 177,915
          Total Diversified Financials                             $1,390,279
          Insurance - 4.3 %
          Property & Casualty Insurance - 4.3 %
515       Berkshire Hathaway, Inc. (Class B) *                     $1,406,465
4,800     Progressive Corp. *                                        502,896
                                                                   $1,909,361
          Total Insurance                                          $1,909,361
          Software & Services - 7.9 %
          Data Processing & Outsourced Services - 2.7 %
30,500    First Data Corp.                                         $1,220,000
          Systems Software - 5.2 %
53,700    Microsoft Corp.                                          $1,381,701
41,900    Symantec Corp. *                                           949,454
                                                                   $2,331,155
          Total Software & Services                                $3,551,155
          Technology Hardware & Equipment - 3.4 %
          Communications Equipment - 1.4 %
16,900    Avaya, Inc. *                                            $ 174,070
10,300    Qualcomm, Inc.                                             460,925
                                                                   $ 634,995
          Computer Hardware - 1.8 %
25,622    Hewlett-Packard Co.                                      $ 748,162
          Electronic Manufacturing Services - 0.2 %
3,400     Molex, Inc.                                              $  87,414
          Total Technology Hardware & Equipment                    $1,470,571
          Semiconductors - 0.4 %
          Semiconductors - 0.4 %
7,800     Intel Corp.                                              $ 192,270
          Total Semiconductors                                     $ 192,270
          Telecommunication Services - 1.9 %
          Wireless Telecommunication Services - 1.9 %
32,300    Vodafone Group Plc (A.D.R.)                              $ 838,831
          Total Telecommunication Services                         $ 838,831
          TOTAL COMMON STOCKS
          (Cost   $24,500,029)                                     $28,885,550
Principal Amount
USD ($)
          ASSET BACKED SECURITIES - 0.5 %
          Diversified Financials - 0.2 %
          Diversified Financial Services - 0.2 %
 $ 78,676 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A) $  79,112
          Total Diversified Financials                             $  79,112
          Utilities - 0.3 %
          Electric Utilities - 0.3 %
89,110    FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)      $  93,781
65,325    FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)             65,652
                                                                   $ 159,433
          Total Utilities                                          $ 159,433
          TOTAL ASSET BACKED SECURITIES
          (Cost   $238,013)                                        $ 238,545
          COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
          Diversified Financials - 0.3 %
          Diversified Financial Services - 0.3 %
100,000   Tower 2004-1A E, 5.395%, 1/15/34                         $  97,408
50,000    Tower 2004-2A F, 6.376%, 12/15/14                           49,277
                                                                   $ 146,685
          Total Diversified Financials                             $ 146,685
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost   $150,000)                                        $ 146,685
          CORPORATE BONDS - 10.3 %
          Energy - 0.6 %
          Integrated Oil & Gas - 0.0 %
40,000    Occidental Petroleum, 6.75%, 1/15/12                     $  44,386
          Oil & Gas Exploration & Production - 0.5 %
100,000   Gazprom International SA., 7.201%, 2/1/20 (144A)         $ 109,500
100,000   Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                102,250
                                                                   $ 211,750
          Oil & Gas Refining & Marketing - 0.1 %
25,000    Boardwalk Pipelines LLC, 5.5%, 2/1/17                    $  24,943
          Total Energy                                             $ 281,079
          Materials - 1.2 %
          Aluminum - 0.1 %
50,000    Novelis, Inc., 7.25%, 2/15/15 (144A)                     $  47,250
          Commodity Chemicals - 0.2 %
100,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                      $  97,125
          Diversified Metals & Mining - 0.3 %
125,000   Inco, Ltd., 7.2%, 9/15/32                                $ 144,910
          Metal & Glass Containers - 0.1 %
40,000    Tenneco Packaging, 8.125%, 6/15/17                       $  47,939
          Paper Products - 0.5 %
100,000   Abitibi-Consolidated, Inc., 6.95%, 4/1/08                $ 100,750
100,000   MDP Acquistions, 9.625%, 10/1/12                           100,500
                                                                   $ 201,250
          Total Materials                                          $ 538,474
          Capital Goods - 0.3 %
          Electrical Component & Equipment - 0.1 %
35,000    Thomas & Betts Corp., 7.25%, 6/1/13                      $  37,406
          Industrial Conglomerates - 0.2 %
55,000    General Electric Capital Corp., 6.125%, 2/22/11          $  58,332
30,000    General Electric Capital Corp., 6.75%, 3/15/32              35,287
                                                                   $  93,619
          Total Capital Goods                                      $ 131,025
          Automobiles & Components - 0.7 %
          Auto Parts & Equipment - 0.3 %
125,000   Delphi Corp., 6.55%, 6/15/06 (b)                         $  92,813
40,000    Sun Sage BV, 8.25%, 3/26/09 (144A)                          42,650
                                                                   $ 135,463
          Automobile Manufacturers - 0.4 %
200,000   General Motors, 7.2%, 1/15/11 (b)                        $ 178,000
          Total Automobiles & Components                           $ 313,463
          Media - 1.3 %
          Broadcasting & Cable Television - 0.9 %
250,000   Comcast Cable Corp., 7.125%,  6/15/13                    $ 278,196
100,000   Cox Communications, 7.125%, 10/1/12                        108,779
                                                                   $ 386,975
          Publishing - 0.4 %
170,000   News America, Inc., 7.3%, 4/30/28                        $ 188,720
          Total Media                                              $ 575,695
          Retailing - 0.2 %
          Specialty Stores - 0.2 %
100,000   Toys "R" US, 7.875%, 4/15/13 (b)                         $  89,250
          Total Retailing                                          $  89,250
          Food, Beverage & Tobacco - 0.4 %
          Tobacco - 0.4 %
150,000   Altria Group, Inc., 7.0%, 11/4/13                        $ 164,184
          Total Food, Beverage & Tobacco                           $ 164,184
          Health Care Equipment & Services - 0.7 %
          Health Care Facilities - 0.5 %
200,000   HCA, Inc., 6.3%, 10/1/12                                 $ 198,796
          Health Care Supplies - 0.2 %
100,000   Bausch & Lomb, 7.125%, 8/1/28                            $ 107,744
          Total Health Care Equipment & Services                   $ 306,540
          Banks - 0.3 %
          Diversified Banks - 0.3 %
50,000    KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                   $  48,826
75,000    National Westminster, 7.375%, 10/1/09                       82,390
                                                                   $ 131,216
          Total Banks                                              $ 131,216
          Diversified Financials - 0.8 %
          Consumer Finance - 0.2 %
100,000   SLM Corp., Floating Rate Note, 7/25/14                   $  97,642
          Investment Banking & Brokerage - 0.2 %
75,000    E*Trade Financial Corp., 8.0%, 6/15/11                   $  77,438
          Diversified Financial Services - 0.4 %
100,000   Brascan Corp., 5.75%, 3/1/10                             $ 102,725
100,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)                  94,731
                                                                   $ 197,456
          Total Diversified Financials                             $ 372,536
          Insurance - 1.2 %
          Life & Health Insurance - 0.2 %
100,000   Provident Companies, Inc., 7.0%, 7/15/18                 $  99,088
          Multi-Line Insurance - 0.1 %
50,000    Loew Corp., 5.25%, 3/15/16                               $  48,667
          Property & Casualty Insurance - 0.6 %
85,000    Kingsway America, Inc., 7.5%, 2/1/14                     $  88,013
150,000   Ohio Casualty Corp., 7.3%, 6/15/14                         161,673
                                                                   $ 249,686
          Reinsurance - 0.3 %
100,000   Odyssey Re Holdings, 7.65%, 11/1/13                      $ 105,016
50,000    Platinum Underwritters Financial, 7.5% 6/1/17 (144A)        49,877
                                                                   $ 154,893
          Total Insurance                                          $ 552,334
          Real Estate - 0.7 %
          Real Estate Investment Trusts - 0.7 %
100,000   Colonial Reality LP, 6.15%, 4/15/13                      $ 102,812
107,000   Host Marriott LP, 6.375%, 3/15/15                          103,790
75,000    Trustreet Properties, Inc., 7.5%, 4/1/15                    76,688
50,000    Ventas Realty LP/Cap Corp., 7.125%, 6/1/15 (144A)           51,750
                                                                   $ 335,040
          Total Real Estate                                        $ 335,040
          Software & Services - 0.3 %
          IT Consulting & Other Services - 0.3 %
100,000   UNISYS Corp., 6.875%, 3/15/10                            $  96,500
          Total Software & Services                                $  96,500
          Technology Hardware & Equipment - 0.6 %
          Computer Hardware - 0.6 %
250,000   NCR Corp., 7.125%, 6/15/09                               $ 265,050
          Total Technology Hardware & Equipment                    $ 265,050
          Semiconductors - 0.2 %
          Semiconductors - 0.2 %
85,000    Chartered Semiconductor, 6.375%, 8/3/15                  $  83,036
          Total Semiconductors                                     $  83,036
          Telecommunication Services - 0.7 %
          Integrated Telecommunication Services - 0.7 %
100,000   Intelsat, Ltd., 6.5%, 11/1/13                            $  77,000
140,000   Telecom Italia Capital 4.875%, 10/1/10                     138,663
100,000   Telecom Italia Capital, 5.25%, 11/15/13                     99,291
                                                                   $ 314,954
          Total Telecommunication Services                         $ 314,954
          Utilities - 0.1 %
          Electric Utilities - 0.1 %
50,000    Entergy Gulf States, 5.7%, 6/1/15                        $  48,991
          Total Utilities                                          $  48,991
          TOTAL CORPORATE BONDS
          (Cost   $4,536,826)                                      $4,599,367
          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.5 %
356,065   Federal Home Loan Mortgage Corp., 5.0%, 4/1/34           $ 348,999
216,601   Federal Home Loan Mortgage Corp., 5.0%, 5/1/34             212,303
110,071   Federal Home Loan Mortgage Corp., 5.5%, 10/1/16            111,751
152,730   Federal Home Loan Mortgage Corp., 5.5%, 9/1/17             155,023
368,042   Federal Home Loan Mortgage Corp., 5.5%, 1/1/34             368,258
181,643   Federal Home Loan Mortgage Corp., 5.5%, 1/1/35             181,734
84,112    Federal Home Loan Mortgage Corp., 6.0%, 1/1/32              85,629
982,546   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33             999,862
232,685   Federal Home Loan Mortgage Corp., 6.0%, 11/1/33            236,770
36,496    Federal Home Loan Mortgage Corp., 6.0%, 6/1/34              37,137
24,511    Federal Home Loan Mortgage Corp., 6.5%, 5/1/09              25,209
15,245    Federal Home Loan Mortgage Corp., 6.5%, 7/1/33              15,741
131,012   Federal National Mortgage Association, 5.0%, 6/1/34        128,433
174,481   Federal National Mortgage Association, 5.5%, 2/1/17        177,155
187,969   Federal National Mortgage Association, 5.5%, 11/1/33       188,056
102,416   Federal National Mortgage Association, 5.5%, 3/1/34        102,422
189,989   Federal National Mortgage Association, 5.5%, 4/1/34        190,003
228,328   Federal National Mortgage Association, 5.5%, 9/1/34        228,344
260,986   Federal National Mortgage Association, 5.5%, 10/1/34       261,005
94,968    Federal National Mortgage Association, 5.5%, 12/1/34        94,975
105,905   Federal National Mortgage Association, 6.0%, 12/1/33       107,692
110,000   Federal National Mortgage Association, 6.125%, 3/15/12     119,418
16,125    Federal National Mortgage Association, 6.5%, 8/1/13         16,690
15,382    Federal National Mortgage Association, 6.5%, 8/1/14         15,921
52,006    Federal National Mortgage Association, 6.5%, 12/1/21        53,923
52,061    Federal National Mortgage Association, 6.5%, 4/1/29         54,256
68,606    Federal National Mortgage Association, 6.5%, 7/1/32         70,727
104,245   Federal National Mortgage Association, 6.5%, 7/1/32        107,411
50,713    Federal National Mortgage Association, 6.5%, 9/1/32         52,513
28,753    Federal National Mortgage Association, 6.5%, 10/1/32        29,626
15,191    Federal National Mortgage Association, 6.5%, 10/1/32        15,653
10,000    Federal National Mortgage Association, 7.125%, 6/15/10      11,079
26,898    Federal National Mortgage Association, 9.0%, 4/1/33         28,464
150,000   Freddie Mac 5.75% 1/15/12                                  159,211
41,613    Government National Mortgage Association, 4.5%, 1/15/35     40,059
99,376    Government National Mortgage Association, 4.5%, 4/15/35     95,664
97,091    Government National Mortgage Association, 5.0%, 4/15/34     96,140
332,323   Government National Mortgage Association, 5.0%, 10/15/34   329,299
202,325   Government National Mortgage Association, 5.5%, 8/15/19    206,911
62,213    Government National Mortgage Association, 5.5%, 4/15/33     62,844
189,951   Government National Mortgage Association, 5.5%, 6/15/33    191,876
154,333   Government National Mortgage Association, 5.5%, 7/15/33    155,898
164,888   Government National Mortgage Association, 5.5%, 8/15/33    166,560
41,201    Government National Mortgage Association, 5.5%, 9/15/33     41,696
272,328   Government National Mortgage Association, 6.0%, 8/15/32    279,149
94,352    Government National Mortgage Association, 6.0%, 9/15/32     96,664
344,765   Government National Mortgage Association, 6.0%, 9/15/33    353,205
54,845    Government National Mortgage Association, 6.0%, 10/20/33    56,205
200,000   Government National Mortgage Association, 6.0%, 8/15/34    204,904
43,334    Government National Mortgage Association, 6.5%, 10/15/28    45,189
84,561    Government National Mortgage Association, 6.5%, 5/15/33     87,987
149,864   Government National Mortgage Association II, 5.5%, 2/20/34 151,049
17,922    Government National Mortgage Association II, 7.5%, 9/20/29  18,950
225,000   TSY Inflation Indexed Security, 3.5%, 1/15/11              276,928
50,000    U.S. Treasury Bonds, 4.0%, 2/15/14                          48,867
175,000   U.S. Treasury Bonds, 5.25%, 11/15/28                       190,627
100,000   U.S. Treasury Bonds, 6.25%, 8/15/23                        119,574
470,000   U.S. Treasury Notes, 4.0%, 11/15/12                        462,344
175,000   U.S. Treasury Notes, 4.125%, 5/15/15                       171,985
500,000   U.S. Treasury Notes, 4.25%, 11/15/14                       496,426
100,000   U.S. Treasury Notes, 4.25%, 8/15/15                         99,375
300,000   U.S. Treasury Notes, 4.75%, 11/15/08                       304,817
200,000   U.S. Treasury Notes, 4.75%, 5/15/14                        206,047
130,000   U.S. Treasury Notes, 5.375%, 2/15/31                       145,641
250,000   U.S. Treasury Notes, 5.625%, 5/15/08                       258,818
100,000   U.S. Treasury Strip, 0.0%, 11/15/15                         63,750
                                                                   $10,516,841
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
          (Cost   $10,557,187)                                     $10,516,841

          TOTAL INVESTMENTS IN SECURITIES - 99.3%
          (Cost $39,982,053)                                       $44,386,988

          OTHER ASSETS AND LIABILITIES - 0.7%                      $ 294,335

          TOTAL NET ASSETS - 100.0%                                $44,681,323

(A.D.R.)  American Depositary Receipt

*         Non-income producing security

144A      Security is exempt from registration under Rule 144A of the Securities
Act
          of 1933.  Such securities may be resold normally to qualified institutional
          buyers in a transaction exempt from registration.  At September 30,
2005, the
          value of these securities amounted to $736,553 or 1.6% of net assets.

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $40,070,833 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                $5,490,458

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                 (1,174,303)

          Net unrealized gain                                      $4,316,155

(b)        At September 30, 2005, the following securities were out on loan:

Principal
                        Security                          Market Value
118,750   Delphi Corp., 6.55%, 6/15/06                               $    89,615
190,000   General Motors, 7.2%, 1/15/11                                  172,064
95,000    Toys "R" US, 7.875%, 4/15/13
88,279
          Total                                                      $  349,958

           Pioneer High Yield VCT Portfolio
           Schedule of Investments  9/30/05 (unaudited)

Shares                                                           Value
           CONVERTIBLE PREFERRED STOCKS - 3.6%
           Materials - 3.2 %
           Construction Materials - 0.1 %
1,750      TXI Capital Trust I, 5.5%, 6/30/28                 $    95,375
           Diversified Metals & Mining - 3.0 %
3,000      Freeport-MC Corp., 5.5%, 12/31/49                  $ 3,313,500
           Total Materials                                    $ 3,408,875
           Banks - 0.4 %
           Thrifts & Mortgage Finance - 0.4 %
10,000     Sovereign Cap Trust IV, 4.375%, 3/01/34            $   441,250
           Total Banks                                        $   441,250
           TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost   $3,526,088)                                $ 3,850,125
Principal
Amount
USD ($)
           CONVERTIBLE CORPORATE BONDS - 13.3 %
           Materials - 1.7 %
           Commodity Chemicals - 0.4 %
200,000    Millennium Chemicals, Inc. 4.0%, 11/15/23          $   436,750
           Gold - 0.6 %
800,000    Coeur D'Alene Mines Corp., 1.25%, 1/15/24          $   653,000
           Steel - 0.7 %
1,000,000  Graftech International, 1.625%, 1/15/24 (144A)     $   726,250
           Total Materials                                    $ 1,816,000
           Capital Goods - 2.1 %
           Construction & Engineering - 0.8 %
875,000    Quanta Services, Inc., 4.0%, 7/1/07                $   846,563
           Electrical Component & Equipment - 1.3 %
2,595,000  Roper Industries, Inc., 1.4813%, 1/15/34           $ 1,417,519
           Total Capital Goods                                $ 2,264,082
           Consumer Services - 1.8 %
           Specialized Consumer Services - 1.8 %
2,000,000  SCI Systems, Inc., 3.0%, 3/15/07                   $ 1,925,000
           Total Consumer Services                            $ 1,925,000
           Media - 1.9 %
           Advertising - 1.9 %
1,800,000  Interpublic Group Co., 4.5%, 3/15/23               $ 2,099,250
           Total Media                                        $ 2,099,250
           Retailing - 1.4 %
           Automotive Retail - 1.4 %
1,500,000  Sonic Automotive, Inc., 5.25%, 5/7/09              $ 1,468,125
           Total Retailing                                    $ 1,468,125
           Health Care Equipment & Services - 0.8 %
           Health Care Equipment - 0.8 %
375,000    Epix Medical, 3.0%, 6/15/24 (144A)                 $   285,938
600,000    Wilson Greatbatch Technology, 2.25%, 6/15/13           563,250
                                                              $   849,188
           Total Health Care Equipment & Services             $   849,188
           Pharmaceuticals & Biotechnology - 0.8 %
           Biotechnology - 0.2 %
300,000    Cubist Pharmaceuticals, 5.5%, 11/1/08              $   285,375
           Pharmaceuticals - 0.6 %
400,000    Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11 (144A)$   629,000
           Total Pharmaceuticals & Biotechnology              $   914,375
           Software & Services - 0.4 %
           Application Software - 0.2 %
200,000    Mentor Graphics, 6.875%, 6/15/07                   $   198,750
           IT Consulting & Other Services - 0.2 %
400,000    Safeguard Scientifics, 2.625%, 3/15/24             $   277,500
           Total Software & Services                          $   476,250
           Technology Hardware & Equipment - 2.0 %
           Communications Equipment - 0.4 %
500,000    Adaptec, Inc., 0.75%, 12/22/23                     $   411,874
           Electronic Equipment & Instruments - 1.3 %
300,000    Flir Systems, Inc., 3.0%, 6/1/23                   $   444,000
1,000,000  Veeco Instruments, 4.125%, 12/21/08                    935,000
                                                              $ 1,379,000
           Technology Distributors - 0.3 %
300,000    Bell Microproducts, Inc., 3.75%, 3/5/24            $   327,000
           Total Technology Hardware & Equipment              $ 2,117,874
           Semiconductors - 0.4 %
           Semiconductor Equipment - 0.4 %
500,000    Cymer, Inc., 3.5%, 2/15/09                         $   485,625
           Total Semiconductors                               $   485,625
           TOTAL CONVERTIBLE CORPORATE BONDS
           (Cost   $14,624,675)                               $14,415,769
Shares
           PREFERRED STOCKS - 1.8 %
           Real Estate - 1.8 %
           Real Estate Management & Development - 1.8 %
75,000     Forest City Enterprises, 7.375%, 2/1/34            $ 1,893,750
           Total Real Estate                                  $ 1,893,750
           TOTAL PREFERRED STOCKS
           (Cost   $1,917,000)                                $ 1,893,750
           COMMON STOCKS - 6.1 %
           Materials - 1.1 %
           Specialty Chemicals - 1.1 %
1,700      Arch Chemicals, Inc.                               $    39,525
63,100     RPM, Inc.                                            1,161,040
                                                              $ 1,200,565
           Total Materials                                    $ 1,200,565
           Household & Personal Products - 1.0 %
           Personal Products - 1.0 %
24,600     Alberto-Culver Co. (Class B)                       $ 1,100,850
           Total Household & Personal Products                $ 1,100,850
           Health Care Equipment & Services - 0.9 %
           Health Care Equipment - 0.9 %
18,000     Bio-Rad Laboratories, Inc. *                       $   989,820
           Total Health Care Equipment & Services             $   989,820
           Pharmaceuticals & Biotechnology - 1.4 %
           Biotechnology - 0.3 %
11,900     Protein Design Labs, Inc. *                        $   333,200
           Pharmaceuticals - 1.1 %
43,900     Bristol-Myers Squibb Co.                           $ 1,056,234
4,500      Merck & Co., Inc.                                      122,445
                                                              $ 1,178,679
           Total Pharmaceuticals & Biotechnology              $ 1,511,879
           Real Estate - 0.5 %
           Real Estate Investment Trusts - 0.5 %
60,900     MeriStar Hospitality Corp. *                       $   556,017
           Total Real Estate                                  $   556,017
           Utilities - 1.2 %
           Independent Power Producer & Energy Traders - 1.2 %
31,100     NRG Energy, Inc. *                                 $ 1,324,860
           Total Utilities                                    $ 1,324,860
           TOTAL COMMON STOCKS
           (Cost   $6,505,675)                                $ 6,683,991
Principal
Amount
USD ($)
           CORPORATE BONDS - 73.1 %
           Energy - 1.9 %
           Oil & Gas Equipment & Services - 0.9 %
1,000,000  Holly Energy Partners LP, 6.25%, 3/1/15 (144A)     $   990,000
           Oil & Gas Refining & Marketing - 1.0 %
1,000,000  Tesoro Petroleum Corp., 9.625%, 4/1/12             $ 1,101,250
           Total Energy                                       $ 2,091,250
           Materials - 22.5 %
           Aluminum - 3.5 %
4,000,000  Novelis, Inc., 7.25%, 2/15/15 (144A)               $ 3,780,000
           Commodity Chemicals - 6.4 %
1,550,000  Arco Chemical Co., 9.8%, 2/1/20                    $ 1,749,563
2,650,000  Nova Chemicals Corp., 7.4%, 4/1/09                   2,696,375
2,500,000  Nova Chemicals Corp., 7.875%, 9/15/25                2,521,875
                                                              $ 6,967,813
           Construction Materials - 1.4 %
1,500,000  Texas Industries, Inc., 7.25%, 7/15/13 (144A)      $ 1,560,000
           Diversified Metals & Mining - 0.9 %
1,000,000  Freeport-McMoran Copper & Gold, 6.875%, 2/1/09     $   990,000
           Fertilizers & Agricultural Chemicals - 0.5 %
500,000    Scotts Co., 6.625%, 11/15/13                       $   515,000
           Metal & Glass Containers - 1.3 %
1,500,000  Crown Cork and Seal Co., Inc., 7.375%, 12/15/26    $ 1,425,000
           Paper Products - 5.8 %
200,000    Abitibi-Consolidated, Inc., 6.0%, 6/20/13          $   175,500
2,250,000  Abitibi-Consolidated, Inc., 8.55%, 8/1/10            2,289,375
885,000    Bowater Canada Finance, 7.95%, 11/15/11                891,638
3,100,000  Bowater, Inc., 6.5%, 6/15/13                         2,890,750
                                                              $ 6,247,263
           Specialty Chemicals - 2.7 %
1,950,000  Millenium America, Inc., 7.625%, 11/15/26          $ 1,864,688
1,000,000  Millennium America, Inc., 9.25%, 6/15/08             1,075,000
                                                              $ 2,939,688
           Total Materials                                    $24,424,764
           Capital Goods - 13.4 %
           Aerospace & Defense - 4.4 %
3,200,000  DRS Technologies, Inc., 6.875%, 11/1/13            $ 3,088,000
1,525,000  Esterline Technology, 7.75%, 6/15/13                 1,608,875
                                                              $ 4,696,875
           Industrial Machinery - 9.0 %
3,000,000  Gardner Denver, Inc., 8.0%, 5/1/13 (144A)          $ 3,123,750
517,000    JLG Industries, Inc., 8.375%, 6/15/12                  548,020
800,000    Manitowoc Co., Inc., 7.125%, 11/1/13                   828,000
5,400,000  Mueller Industries, Inc.,   6.0%, 11/1/14            5,238,000
                                                              $ 9,737,770
           Total Capital Goods                                $14,434,645
           Automobiles & Components - 0.3 %
           Tires & Rubber - 0.3 %
300,000    Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)        $   290,250
           Total Automobiles & Components                     $   290,250
           Consumer Durables & Apparel - 1.1 %
           Homebuilding - 1.1 %
1,000,000  Beazer Homes USA, 6.875%, 7/15/15 (144A)           $   970,000
185,000    Meritage Homes Corp., 6.25%, 3/15/15                   169,275
                                                              $ 1,139,275
           Total Consumer Durables & Apparel                  $ 1,139,275
           Consumer Services - 2.0 %
           Hotels, Resorts & Cruise Lines - 2.0 %
2,000,000  Meristar Hospitality Corp., 9.125%, 1/15/11        $ 2,120,000
           Total Consumer Services                            $ 2,120,000
           Media - 2.1 %
           Advertising - 2.1 %
2,300,000  Interpublic Group, Inc., 7.25%, 8/15/11            $ 2,254,000
           Total Media                                        $ 2,254,000
           Retailing - 3.8 %
           Automotive Retail - 2.0 %
2,290,000  Pep Boys-Manny Moe Jack, 7.5%, 12/15/14            $ 2,129,700
           Distributors - 1.8 %
2,000,000  Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)    $ 1,995,000
           Total Retailing                                    $ 4,124,700
           Health Care Equipment & Services - 1.6 %
           Health Care Supplies - 1.6 %
1,700,000  Inverness Medical Innovation, 8.75%, 2/15/12       $ 1,725,500
           Total Health Care Equipment & Services             $ 1,725,500
           Pharmaceuticals & Biotechnology - 3.0 %
           Pharmaceuticals - 3.0 %
3,300,000  Valeant Pharmaceuticals, 7.0%, 12/15/11            $ 3,250,500
           Total Pharmaceuticals & Biotechnology              $ 3,250,500
           Real Estate - 6.6 %
           Real Estate Management & Development - 2.9 %
2,935,000  Forest City Enterprises, 7.625%, 6/1/15            $ 3,111,100
           Real Estate Investment Trusts - 3.7 %
1,500,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/14 $ 1,537,500
2,300,000  Crescent Real Estate, 9.25%, 4/15/09                 2,446,623
                                                              $ 3,984,123
           Total Real Estate                                  $ 7,095,223
           Technology Hardware & Equipment - 5.6 %
           Electronic Equipment & Instruments - 1.8 %
1,835,000  General Cable Corp, 9.5%, 11/15/10                 $ 1,931,337
           Technology Distributors - 3.8 %
1,500,000  Anixter International Corp., 5.95%, 3/1/15         $ 1,456,034
2,550,000  Arrow Electronic, Inc., 6.875%, 6/1/18               2,703,742
                                                              $ 4,159,776
           Total Technology Hardware & Equipment              $ 6,091,113
           Utilities - 9.2 %
           Electric Utilities - 6.2 %
3,200,000  Allegheny Energy Supply, 7.8%, 3/15/11             $ 3,504,000
1,750,000  Allegheny Energy Supply, 8.25%, 4/15/12 (144A)       1,968,750
1,200,000  CMS Energy Corp., 7.5%, 1/15/09                      1,257,000
                                                              $ 6,729,750
           Multi-Utilities - 3.0 %
3,000,000  CMS Energy Corp., 7.75%, 8/1/10                    $ 3,225,000
           Total Utilities                                    $ 9,954,750
           TOTAL CORPORATE BONDS
           (Cost   $78,530,331)                               $78,995,970

           TOTAL INVESTMENT IN SECURITIES - 97.9 %
           (Cost   $105,103,769) (a)                          $105,839,605

           OTHER ASSETS AND LIABILITIES - 2.1 %               $ 2,282,476

           TOTAL NET ASSETS - 100.0%                          $108,122,081

*          Non-income producing security

(A.D.R.)   American Depositary Receipt

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2005 the value of these securities amounted to $16,028,688 or 14.8% of net assets.

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $105,103,808 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost          $4,165,592

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           (3,429,795)

           Net unrealized gain                                $ 735,797

(b)        At September 30, 2005 the following securities were out on loan:

Shares                          Security                       Market Value
285,000    Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)          $        278,723
           Total                                                $        278,723

        Pioneer Europe VCT Portfolio
        Schedule of Investments  9/30/05 (unaudited)
Shares                                                       Value

        PREFERRED STOCKS - 2.7 %
        Automobiles & Components - 2.7 %
        Automobile Manufacturers - 2.7 %
658     Porsche AG                                         $ 505,088
        Total Automobiles & Components                     $ 505,088
        TOTAL PREFERRED STOCKS
        (Cost   $411,977)                                  $ 505,088
        COMMON STOCKS - 95.7 %
        Energy - 13.1 %
        Integrated Oil & Gas - 13.1 %
84,652  BP Amoco Plc                                       $ 999,908
27,909  Eni S.p.A.                                           826,646
19,849  Repsol SA                                            641,283
                                                           $2,467,837
        Total Energy                                       $2,467,837
        Materials - 11.0 %
        Construction Materials - 5.9 %
19,359  CRH Plc                                            $ 524,962
6,584   Lafarge Br                                           579,971
                                                           $1,104,933
        Diversified Chemical - 3.1 %
7,833   BASF AG                                            $ 588,518
        Diversified Metals & Mining - 2.0 %
9,195   Rio Tinto Plc                                      $ 376,709
        Total Materials                                    $2,070,160
        Capital Goods - 6.6 %
        Building Products - 3.1 %
10,026  Compagnie de Saint Gobain                          $ 576,970
        Construction & Engineering - 0.3 %
1,719   ACS, Actividades de Construccion y                 $  50,100
        Industrial Conglomerates - 3.2 %
7,900   Siemens                                            $ 608,493
        Total Capital Goods                                $1,235,563
        Transportation - 3.4 %
        Air Freight & Couriers - 3.4 %
25,504  TNT NV                                             $ 633,490
        Total Transportation                               $ 633,490
        Automobiles & Components - 8.7 %
        Auto Parts & Equipment - 2.4 %
7,655   Compagnie Generale des Etablissements Michelin     $ 450,089
        Automobile Manufacturers - 4.1 %
5,968   Bayerische Motoren Werke AG                        $ 280,250
7,370   PSA Peugeot Citroen                                  500,959
                                                           $ 781,209
        Tires & Rubber - 2.3 %
5,301   Continental AG                                     $ 435,376
        Total Automobiles & Components                     $1,666,674
        Consumer Durables & Apparel - 2.5 %
        Apparel, Accessories & Luxury Goods - 2.5 %
2,680   Adidas-Salomon AG                                  $ 465,827
        Total Consumer Durables & Apparel                  $ 465,827
        Retailing - 1.4 %
        Computer & Electronics Retail - 1.4 %
98,455  DSG International Plc *                            $ 261,398
        Total Retailing                                    $ 261,398
        Food & Drug Retailing - 1.6 %
        Drug Retail - 1.6 %
28,832  Boots Co. Plc                                      $ 308,746
        Total Food & Drug Retailing                        $ 308,746
        Pharmaceuticals & Biotechnology - 10.2 %
        Pharmaceuticals - 10.2 %
13,565  Astrazeneca Plc                                    $ 633,821
26,961  GlaxoSmithKline Plc                                  686,041
4,327   Roche Holdings AG                                    601,150
                                                           $1,921,012
        Total Pharmaceuticals & Biotechnology              $1,921,012
        Banks - 14.3 %
        Diversified Banks - 14.3 %
17,413  Allied Irish Banks Plc                             $ 370,444
58,534  Barclays Plc                                         592,851
11,937  BNP Paribas SA                                       907,488
28,830  Royal Bank of Scotland Group Plc                     820,900
                                                           $2,691,683
        Total Banks                                        $2,691,683
        Diversified Financials - 13.8 %
        Diversified Capital Markets - 7.4 %
15,233  CS Group                                           $ 674,592
8,513   UBS AG                                               723,713
                                                           $1,398,305
        Diversified Financial Services - 6.4 %
5,549   Deutsche Bank AG                                   $ 519,016
5,931   Societe Generale                                     677,335
                                                           $1,196,351
        Total Diversified Financials                       $2,594,656
        Telecommunication Services - 9.0 %
        Integrated Telecommunication Services - 3.7 %
24,070  France Telecom SA                                  $ 691,648
        Wireless Telecommunication Services - 5.3 %
382,879 Vodafone Group Plc                                 $ 996,192
        Total Telecommunication Services                   $1,687,840
        TOTAL COMMON STOCKS
        (Cost   $15,530,318)                               $18,004,886

        TOTAL INVESTMENT IN SECURITIES - 97.9 %
        (Cost   $15,942,294) (a)                           $18,509,974

        OTHER ASSETS AND LIABILITIES - 2.1 %               $ 310,304

        TOTAL NET ASSETS - 100.0%                          $18,820,278

*       Non-income producing security

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,6811,797 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost          $1,829,281

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value           (131,104)

        Net unrealized gain                                $1,698,177


          Pioneer Small Company VCT Portfolio
          Schedule of Investments  9/30/05 (unaudited)


Shares                                                          Value
          COMMON STOCKS - 97.8 %
          Energy - 7.7 %
          Oil & Gas Equipment And Services - 3.3 %
2,800     Gulfmark Offshore, Inc. *                          $    90,356
3,500     Maverick Tube Corp. *                                  105,000
3,200     NS Group, Inc. *                                       125,600
3,100     Offshore Logistics, Inc. *                             114,700
                                                             $   435,656
          Oil & Gas Exploration & Production - 3.8 %
4,525     Forest Oil Corp. *                                 $   235,753
2,000     Houston Exploration Co. *                              134,500
2,100     Stone Energy Corp. *                                   128,184
                                                             $   498,437
          Oil & Gas Storage & Transportation - 0.6 %
1,300     Overseas Shipholding Group, Inc.                   $    75,829
          Total Energy                                       $ 1,009,922
          Materials - 6.5 %
          Aluminum - 0.8 %
4,500     Century Aluminum Co.*                              $   101,160
          Construction Materials - 1.0 %
2,950     Mega Bloks, Inc. (144A) *                          $    61,402
1,200     Texas Industries, Inc.                                  65,280
                                                             $   126,682
          Diversified Chemical - 0.9 %
2,100     FMC Corp. *                                        $   120,162
          Diversified Metals & Mining - 0.6 %
4,900     Brush Engineered Materials, Inc. *                 $    77,812
          Specialty Chemicals - 1.1 %
2,800     H.B. Fuller Co.                                    $    87,024
9,700     PolyOne Corp.*                                          58,782
                                                             $   145,806
          Steel - 2.1 %
1,600     Carpenter Technology                               $    93,776
1,200     Chaparral Steel Co. *                                   30,264
7,300     Ryerson Tull, Inc. (b)                                 155,490
                                                             $   279,530
          Total Materials                                    $   851,152
          Capital Goods - 8.5 %
          Aerospace & Defense - 1.5 %
5,600     Hexcel Corp. *                                     $   102,424
7,300     Orbital Sciences Corp. *                                91,250
                                                             $   193,674
          Construction & Engineering - 0.8 %
6,400     Perini Corp. *                                     $   116,480
          Construction & Farm Machinery & Heavy Trucks - 3.0 %
4,500     AGCO Corp. *                                       $    81,900
2,000     Terex Corp. *                                           98,860
2,400     The Toro Co.                                            88,224
4,400     Wabtec Corp.                                           120,032
                                                             $   389,016
          Electrical Component & Equipment - 0.6 %
2,500     Thomas & Betts Corp. *                             $    86,025
          Industrial Machinery - 2.6 %
3,200     Albany International Corp.                         $   117,984
3,100     Flowserve Corp. *                                      112,685
2,175     Kennametal, Inc.                                       106,662
                                                             $   337,331
          Total Capital Goods                                $ 1,122,526
          Commercial Services & Supplies - 3.8 %
          Commercial Printing - 1.5 %
1,800     Consolidated Graphics, Inc. *                      $    77,490
2,575     John H. Harland Co.                                    114,330
                                                             $   191,820
          Diversified Commercial Services - 0.8 %
2,301     The Brinks Co.                                     $    94,479
700       Global Cash Access *                                     9,870
                                                             $   104,349
          Human Resource & Employment Services - 1.5 %
3,200     Administaff, Inc.                                  $   127,168
4,400     Korn/Ferry International *                              72,116
                                                             $   199,284
          Total Commercial Services & Supplies               $   495,453
          Transportation - 3.3 %
          Railroads - 1.5 %
3,400     Genesee & Wyoming, Inc. *                          $   107,542
6,900     RailAmerica, Inc. *                                     82,110
                                                             $   189,652
          Trucking - 1.8 %
2,300     Arkansas Best Corp.                                $    80,201
9,100     Swift Transportation Co., Inc. *                       161,070
                                                             $   241,271
          Total Transportation                               $   430,923
          Automobiles & Components - 0.8 %
          Auto Parts & Equipment - 0.8 %
5,400     Aftermarket Technology Corp. *                     $    99,306
          Total Automobiles & Components                     $    99,306
          Consumer Durables & Apparel - 3.2 %
          Footwear - 1.8 %
7,500     Skechers U.S.A. *                                  $   122,775
5,450     Wolverine World Wide, Inc.                             114,723
                                                             $   237,498
          Housewares & Specialties - 1.3 %
3,000     American Greetings Corp.                           $    82,200
3,375     Yankee Candle Co.                                       82,688
                                                             $   164,888
          Leisure Products - 0.1 %
625       Mega Blocks *                                      $    13,009
          Total Consumer Durables & Apparel                  $   415,395
          Consumer Services - 2.1 %
          Casinos & Gaming - 0.9 %
3,900     Scientific Games Corp. *                           $   120,900
          Restaurants - 1.2 %
5,000     O'Charley's, Inc. *                                $    71,550
3,400     Rare Hospitality International, Inc. *                  87,380
                                                             $   158,930
          Total Consumer Services                            $   279,830
          Media - 0.9 %
          Advertising - 0.9 %
1,800     R.H. Donnelley Corp. *                             $   113,868
          Total Media                                        $   113,868
          Retailing - 3.9 %
          Apparel Retail - 3.3 %
4,500     Aeropostale, Inc. *                                $    95,625
7,100     Charming Shoppes, Inc. *                                75,757
4,500     Guess?, Inc. *                                          96,435
5,850     Stage Stores, Inc.                                     157,190
                                                             $   425,007
          Specialty Stores - 0.6 %
1,500     Guitar Center, Inc. *                              $    82,815
          Total Retailing                                    $   507,822
          Food, Beverage & Tobacco - 2.2 %
          Packaged Foods & Meats - 2.2 %
2,400     Lancaster Colony Corp.                             $   103,200
1,900     Ralcorp Holdings, Inc.                                  79,648
2,139     The J.M. Smucker Co.                                   103,827
                                                             $   286,675
          Total Food, Beverage & Tobacco                     $   286,675
          Household & Personal Products - 0.7 %
          Personal Products - 0.7 %
5,050     Nu Skin Enterprises, Inc.                          $    96,203
          Total Household & Personal Products                $    96,203
          Health Care Equipment & Services - 9.6 %
          Health Care Equipment - 0.8 %
4,300     Steris Corp.                                       $   102,297
          Health Care Facilities - 3.1 %
2,500     Kindred Healthcare, Inc. * (b)                     $    74,500
2,500     Lifepoint Hospitals, Inc. *                            109,325
1,902     Sunrise Senior Living, Inc. * (b)                      126,939
2,100     Universal Health Services, Inc. (Class B)              100,023
                                                             $   410,787
          Health Care Services - 3.1 %
2,000     Cerner Corp. * (b)                                 $   173,860
3,900     Lifeline Systems, Inc. *                               130,377
1,325     Pediatrix Medical Group, Inc. *                        101,787
                                                             $   406,024
          Health Care Supplies - 2.0 %
1,975     Haemonetics Corp. *                                $    93,872
5,800     Merit Medical Systems, Inc. *                          102,892
1,985     PolyMedica Corp.                                        69,356
                                                             $   266,120
          Managed Health Care - 0.6 %
904       Coventry Health Care, Inc. *                       $    77,762
          Total Health Care Equipment & Services             $ 1,262,990
          Pharmaceuticals & Biotechnology - 4.4 %
          Biotechnology - 4.4 %
5,100     Connetics Corp. *                                  $    86,241
9,825     Cubist Pharmaceuticals, Inc. *                         211,631
7,300     InterMune, Inc. * (b)                                  120,815
7,100     Serologicals Corp. * (b)                               160,176
                                                             $   578,863
          Total Pharmaceuticals & Biotechnology              $   578,863
          Banks - 8.6 %
          Diversified Banks - 2.0 %
4,300     BankAtlantic Bancorp, Inc.                         $    73,057
3,400     Banner Corp.                                            90,576
5,000     Commercial Capital Bankcorp, Inc.                       85,000
500       State National Bancshares, Inc. *                       13,000
                                                             $   261,633
          Regional Banks - 3.2 %
4,700     Community Bank System, Inc.                        $   106,220
5,000     Irwin Financial Corp.                                  101,950
3,200     Provident Bankshares Corp.                             111,296
4,400     Susquehanna Bancshares, Inc.                           105,776
                                                             $   425,242
          Thrifts & Mortgage Finance - 3.4 %
3,100     BankUnited Financial Corp. (b)                     $    70,897
4,500     Charter Municipal Mortgage Acceptance Co.               92,250
6,800     First Niagara Financial Group, Inc.                     98,192
4,800     Provident Financial Services, Inc.                      84,480
2,125     Webster Financial Corp.                                 95,540
                                                             $   441,359
          Total Banks                                        $ 1,128,234
          Diversified Financials - 1.8 %
          Consumer Finance - 0.9 %
4,078     Advanta Corp. (Class B)                            $   115,122
          Investment Banking & Brokerage - 0.9 %
6,078     Apollo Investment Corp.                            $   120,344
          Total Diversified Financials                       $   235,466
          Insurance - 2.4 %
          Life & Health Insurance - 0.9 %
2,100     AmerUs Group Co.                                   $   120,477
          Property & Casualty Insurance - 0.8 %
2,900     Infinity Property & Casualty Corp.                 $   101,761
          Reinsurance - 0.7 %
3,000     Platinum Underwriter, Ltd.                         $    89,670
          Total Insurance                                    $   311,908
          Real Estate - 6.3 %
          Real Estate Investment Trusts - 6.3 %
8,500     Anworth Mortgage Asset Corp.                       $    70,295
4,577     BioMed Property Trust, Inc.                            113,510
2,800     Brandywine Realty Trust                                 87,052
2,550     Capital Trust, Inc.                                     82,008
2,900     Cousins Properties, Inc.                                87,638
2,800     Heritage Property Investment Trust (b)                  98,000
10,000    MFA Mortgage Investments, Inc.                          61,300
2,800     Newcastle Investment Corp.                              78,120
1,600     Redwood Trust, Inc.                                     77,776
5,900     Saxon Capital, Inc.                                     69,915
                                                             $   825,614
          Total Real Estate                                  $   825,614
          Software & Services - 7.8 %
          Application Software - 3.6 %
4,300     Advent Software, Inc. *                            $   115,842
9,000     eResearch Technology, Inc. * (b)                       127,710
16,600    Parametric Technology Co. *                            115,701
5,000     SPSS, Inc. *                                           120,000
                                                             $   479,253
          Data Processing & Outsourced Services - 0.6 %
5,700     The BISYS Group, Inc. *                            $    76,551
          Home Entertainment Software - 0.7 %
12,375    Plato Learning, Inc. *                             $    94,174
          Internet Software & Services - 1.5 %
7,000     Earthlink, Inc. *                                  $    74,900
7,100     Valueclick, Inc. *                                     121,339
                                                             $   196,239
          Systems Software - 1.4 %
3,500     Macrovision Corp. *                                $    66,850
8,900     Wind River Systems *                                   115,077
                                                             $   181,927
          Total Software & Services                          $ 1,028,144
          Technology Hardware & Equipment - 7.3 %
          Communications Equipment - 3.3 %
17,600    Arris Group, Inc. *                                $   208,736
4,800     CommScope, Inc. *                                       83,232
13,900    Extreme Networks, Inc. *                                61,855
10,200    Symmetricom, Inc. *                                     78,947
                                                             $   432,770
          Computer Hardware - 1.4 %
4,100     Intergraph Corp. *                                 $   183,311
          Computer Storage & Peripherals - 0.7 %
28,500    Quantum Corp. *                                    $    88,065
          Electronic Equipment & Instruments - 1.0 %
7,575     Aeroflex, Inc. *                                   $    70,902
12,400    Identix, Inc. *                                         58,280
                                                             $   129,182
          Electronic Manufacturing Services - 0.4 %
7,800     TTM Technologies, Inc. *                           $    55,770
          Technology Distributors - 0.5 %
4,400     Agilysys, Inc.                                     $    74,096
          Total Technology Hardware & Equipment              $   963,194
          Semiconductors - 2.5 %
          Semiconductor Equipment - 2.1 %
14,000    Axcelis Technologies, Inc. *                       $    73,080
6,400     Brooks Automation, Inc.  *                              85,311
9,300     Entegris, Inc. *                                       105,090
500       PortalPlayer, Inc. *                                    13,715
                                                             $   277,196
          Semiconductors - 0.4 %
10,600    Lattice Semiconductor Corp. *                      $    45,368
          Total Semiconductors                               $   322,564
          Telecommunication Services - 0.8 %
          Integrated Telecommunication Services - 0.8 %
8,059     CT Communications, Inc.                            $    99,690
          Total Telecommunication Services                   $    99,690
          Utilities - 2.9 %
          Electric Utilities - 1.5 %
2,100     CH Energy Group, Inc.                              $    99,707
3,100     IDACORP, Inc.                                           93,403
                                                             $   193,110
          Gas Utilities - 1.4 %
4,600     Atmos Energy Corp.                                 $   129,950
1,500     People's Energy Corp.                                   59,070
                                                             $   189,020
          Total Utilities                                    $   382,130
          TOTAL COMMON STOCKS
          (Cost   $11,838,531)                               $12,847,872
          RIGHTS/WARRANTS - 0.2 %
          Energy - 0.2 %
          Oil & Gas Exploration & Production - 0.2 %
1,850     Arena Resources Warrants EXP 8/09/08 *             $    32,375
          Total Energy                                       $    32,375
          TOTAL RIGHTS/WARRANTS
          (Cost   $1,885)                                    $    32,375


          TOTAL INVESTMENT IN SECURITIES - 98.0 %
          (Cost   $11,840,416) (a)                           $12,880,247

          OTHER ASSETS AND LIABILITIES - 0.2 %               $   263,093

          TOTAL NET ASSETS - 100.0%                          $13,143,340

*         Non-income producing security

(A.D.R.)  American Depositary Receipt

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
          At September 30, 2005 the value of these securities amounted to $61,402 or 0.47% of net assets.

(a) At September 30, 2005, the net unrealized gain on i$1,660,575 cost for federal income tax purposes of $11,890,763 was as follows:

          Aggregate gross unrealized gain for all investments (671,091) there is an excess of value over tax cost
                                                             $ 989,484
          Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

          Net unrealized gain

(b)       At September 30, 2005 the following securities were out on loan:

Shares                         Security                       Market Value
2,945     BankUnited Financial Corp.                           $          67,352
1,900     Cerner Corp. *                                         207,744
8,550     eResearch Technology, Inc. *                           121,325
2,660     Heritage Property Investment Trust                      93,100
6,935     InterMune, Inc. *                                      114,774
2,375     Kindred Healthcare, Inc. *                              70,775
6,935     Ryerson Tull, Inc.                                     147,716
4,370     Serologicals Corp. *                                    98,587
1,807     Sunrise Senior Living, Inc. *                          120,599
          Total                                                $     1,041,972

             Pioneer Mid-Cap Value VCT Portfolio
             Schedule of Investments  9/30/05 (unaudited)

Shares                                                                Value
             COMMON STOCKS - 97.1 %
             Energy - 5.7 %
             Integrated Oil & Gas - 1.5 %
65,309       Occidental Petroleum Corp.                            $5,579,348
             Oil & Gas Drilling - 1.7 %
50,317       ENSCO International, Inc.                             $2,344,269
30,685       Nabors Industries, Inc. *                              2,204,104
34,354       Transocean Offshore Inc. *                             2,106,244
                                                                   $6,654,617
             Oil & Gas Equipment & Services - 0.6 %
31,776       Weatherford International, Inc. *                     $2,181,740
             Oil & Gas Exploration & Production - 1.4 %
75,883       Devon Energy Corp.                                    $5,208,609
6,045        Pioneer Natural Resources Co.                            331,991
                                                                   $5,540,600
             Oil & Gas Refining & Marketing - 0.5 %
27,004       Tesoro Petroleum Corp. *                              $1,815,749
                                                                   $1,815,749
             Total Energy                                          $21,772,054
             Materials - 8.7%
             Aluminum - 0.5 %
88,962       Novelis, Inc.                                         $1,907,345
             Diversified Chemical - 2.8 %
88,659       Ashland, Inc.                                         $4,897,523
97,392       PPG Industries, Inc.                                   5,764,632
                                                                   $10,662,155
             Diversified Metals & Mining - 1.0 %
75,617       Freeport-McMoRan Copper & Gold, Inc. (Class B)        $3,674,230
             Industrial Gases - 1.7 %
115,672      Air Products & Chemicals, Inc.                        $6,378,154
             Metal & Glass Containers - 1.6 %
166,226      Ball Corp.                                            $6,107,143
             Paper Products - 1.1 %
154,258      Meadwestvaco Corp.                                    $4,260,606
             Total Materials                                       $32,989,633
             Capital Goods - 4.1 %
             Building Products - 1.2 %
99,188       American Standard Companies, Inc.                     $4,617,201
             Construction & Farm Machinery & Heavy Trucks - 1.2 %
72,636       Deere & Co.                                           $4,445,323
             Trading Companies & Distributors - 1.7 %
105,236      W.W. Grainger, Inc.                                   $6,621,449
             Total Capital Goods                                   $15,683,973
             Commercial Services & Supplies - 4.5 %
             Commercial Printing - 1.7 %
170,083      R.R. Donnelly & Sons Co.                              $6,304,977
             Diversified Commercial Services - 1.1 %
63,311       The Dun & Bradstreet Corp. *                          $4,170,296
                                                                   $4,170,296
             Environmental & Facilities Services - 1.7 %
187,263      Republic Services, Inc.                               $6,608,511
             Total Commercial Services & Supplies                  $17,083,784
             Transportation - 0.8 %
             Railroads - 0.8 %
42,720       Canadian National Railway Co.                         $3,032,693
             Total Transportation                                  $3,032,693
             Consumer Durables & Apparel - 4.7 %
             Apparel, Accessories & Luxury Goods - 1.1 %
101,699      Liz Claiborne, Inc.                                   $3,998,805
             Household Appliances - 0.6 %
27,941       Whirlpool Corp.                                       $2,117,090
             Leisure Products - 0.8 %
182,420      Mattel, Inc.                                          $3,042,766
             Photographic Products - 2.2 %
156,073      Eastman Kodak Co.                                     $3,797,256
342,279      Xerox Corp. *                                          4,672,108
                                                                   $8,469,364
             Total Consumer Durables & Apparel                     $17,628,025
             Consumer Services - 1.6 %
             Hotels, Resorts & Cruise Lines - 0.9 %
78,769       Royal Caribbean Cruises, Ltd. *                       $3,402,821
             Restaurants - 0.7 %
126,879      Ruby Tuesday, Inc.                                    $2,760,887
             Total Consumer Services                               $6,163,708
             Media - 6.0 %
             Advertising - 1.5 %
495,680      The Interpublic Group of Companies, Inc. *            $5,769,715
             Broadcasting & Cable Television - 2.5 %
142,002      Clear Channel Communications, Inc.                    $4,670,446
153,915      Entercom Communications Corp. *                        4,862,175
                                                                   $9,532,621
             Movies & Entertainment - 0.8 %
153,202      Regal Entertainment Group                             $3,070,168
             Publishing - 1.2 %
132,233      Tribune Co.                                           $4,481,376
             Total Media                                           $22,853,880
             Retailing - 5.0 %
             Department Stores - 0.9 %
53,561       Federated Department Stores, Inc.                     $3,581,624
             Internet Retail - 0.4 %
51,689       IAC/InterActiveCorp *                                 $1,310,316
             Specialty Stores - 3.7 %
401,925      Blockbuster, Inc.                                     $1,909,144
361,243      Foot Locker, Inc.                                      7,925,671
107,532      Tiffany & Co.                                          4,276,548
                                                                   $14,111,363
             Total Retailing                                       $19,003,303
             Food & Drug Retailing - 4.5 %
             Drug Retail - 1.1 %
139,550      CVS Corp.                                             $4,048,346
             Food Retail - 2.0 %
298,888      Safeway, Inc.                                         $7,651,533
             Hypermarkets & Supercenters - 1.4 %
197,173      BJ'S Wholesale Club, Inc. *                           $5,481,409
             Total Food & Drug Retailing                           $17,181,288
             Food, Beverage & Tobacco - 2.2 %
             Brewers - 1.2 %
70,221       Molson Coors Brewing Co. (Class B)                    $4,494,846
             Packaged Foods & Meats - 1.0 %
24,709       Dean Foods Co. *                                      $  960,192
77,825       H.J. Heinz Co., Inc.                                   2,843,726
                                                                   $3,803,918
             Total Food, Beverage & Tobacco                        $8,298,764
             Health Care Equipment & Services - 6.7 %
             Health Care Distributors - 0.7 %
55,579       McKesson Corp.                                        $2,637,224
             Health Care Equipment - 1.3 %
210,400      Boston Scientific Corp. *                             $4,917,048
             Health Care Facilities - 1.8 %
498,579      Tenet Healthcare Corp. *                              $5,599,042
24,124       Triad Hospitals, Inc. *                                1,092,093
                                                                   $6,691,135
             Health Care Services - 1.2 %
97,452       Laboratory Corp. of America Holdings *                $4,746,887
             Managed Health Care - 1.7 %
54,804       CIGNA Corp.                                           $6,459,199
             Total Health Care Equipment & Services                $25,451,493
             Pharmaceuticals & Biotechnology - 1.8 %
             Pharmaceuticals - 1.8 %
5,756        Par Pharmaceutical Co., Inc. *                        $  153,225
247,723      Perrigo Co.                                            3,544,916
89,256       Shire Pharmaceuticals Group (A.D.R.)                   3,301,579
                                                                   $6,999,720
             Total Pharmaceuticals & Biotechnology                 $6,999,720
             Banks - 7.7 %
             Regional Banks - 4.6 %
52,556       City National Corp.                                   $3,683,650
131,815      KeyCorp                                                4,251,034
81,300       Marshall & Ilsley Corp.                                3,537,363
104,194      North Fork Bancorporation, Inc.                        2,656,947
319          Washington Banking Co.                                     5,870
46,165       Zions Bancorporation                                   3,287,410
                                                                   $17,422,274
             Thrifts & Mortgage Finance - 3.1 %
195,501      Hudson City Bancorp, Inc.                             $2,326,462
97,370       Sovereign Bancorp, Inc.                                2,146,035
183,089      The PMI Group, Inc.                                    7,299,758
                                                                   $11,772,255
             Total Banks                                           $29,194,529
             Diversified Financials - 6.6 %
             Asset Management & Custody Banks - 3.4 %
200,504      Federated Investors, Inc.                             $6,662,748
190,449      Mellon Bank Corp.                                      6,088,655
                                                                   $12,751,403
             Consumer Finance  - 0.8 %
169,029      Providian Financial Corp.                             $2,988,430
                                                                   $2,988,430
             Investment Banking & Brokerage - 2.4 %
80,884       A.G. Edwards, Inc.                                    $3,543,528
50,091       Bear Stearns Companies, Inc. *                         5,497,487
                                                                   $9,041,015
             Total Diversified Financials                          $24,780,848
             Insurance - 7.6 %
             Insurance Brokers - 1.8 %
64,400       Marsh & McLennan Co., Inc.                            $1,957,116
124,946      Willis Group Holdings, Ltd.                            4,691,722
                                                                   $6,648,838
             Life & Health Insurance - 1.4 %
267,881      UNUM Corp.                                            $5,491,561
             Multi-Line Insurance - 1.1 %
110,060      Assurant, Inc.                                        $4,188,884
             Property & Casualty Insurance - 2.5 %
80,583       Safeco Corp.                                          $4,301,521
8,798        White Mountains Insurance Group, Ltd.                  5,313,992
                                                                   $9,615,513
             Reinsurance - 0.8 %
101,792      Platinum Underwriter Holdings, Ltd.                   $3,042,563
             Total Insurance                                       $28,987,359
             Software & Services - 2.5 %
             Internet Software & Services - 1.1 %
208,808      Expedia, Inc. *                                       $4,136,486
             Data Processing & Outsourced Services - 1.4 %
401,162      The BISYS Group, Inc. *                               $5,387,606
             Total Software & Services                             $9,524,092
             Technology Hardware & Equipment - 5.6 %
             Communications Equipment - 1.9 %
90,559       Scientific-Atlanta, Inc.                              $3,396,868
367,449      Tellabs, Inc. *                                        3,865,563
                                                                   $7,262,431
             Computer Hardware - 0.3 %
28,700       NCR Corp. *                                           $  915,817
             Computer Storage & Peripherals - 2.0 %
107,271      Imation Corp.                                         $4,598,708
46,714       Lexmark International Group, Inc. *                    2,851,890
                                                                   $7,450,598
             Electronic Equipment & Instruments - 1.4 %
560,370      Symbol Technologies, Inc.                             $5,424,382
             Total Technology Hardware & Equipment                 $21,053,228
             Telecommunication Services - 2.1 %
             Integrated Telecommunication Services - 2.1 %
113,446      Century Telephone Enterprises, Inc.                   $3,968,341
892,213      Cincinnati Bell, Inc. *                                3,934,659
                                                                   $7,903,000
             Total Telecommunication Services                      $7,903,000
             Utilities - 8.6 %
             Electric Utilities - 4.5 %
88,271       Edison International                                  $4,173,453
53,040       Entergy Corp.                                          3,941,933
135,774      NSTAR                                                  3,926,584
130,161      PG&E Corp.                                             5,108,819
                                                                   $17,150,789
             Gas Utilities - 0.5 %
62,404       Atmos Energy Corp.                                    $1,762,913
             Independent Power Producer & Energy Traders - 2.3 %
70,037       Constellation Energy Group                            $4,314,279
105,456      NRG Energy, Inc. *                                     4,492,426
                                                                   $8,806,705
             Multi-Utilities - 1.3 %
311,454      Reliant Energy *                                      $4,808,850
             Total Utilities                                       $32,529,257
             TOTAL COMMON STOCKS
             (Cost   $324,970,195)                                 $368,114,631

Principal Amount                                                      Value
             TEMPORARY CASH INVESTMENTS - 4.1 %
             Repurchase Agreement - 4.1 %
 $ 15,400,000UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of
$15,400,000
             plus accrued interest on 10/1/05 collateralized by $17,048,000 U.S.
             Treasury Bill, 3.125%, 4/15/09.                       $15,400,000
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost   $15,400,000)                                  $15,400,000

             TOTAL INVESTMENT IN SECURITIES - 101.2 %
             (Cost   $340,370,195) (a)                             $383,514,631

             OTHER ASSETS AND LIABILITIES - (1.2) %                $-4,475,522

             TOTAL NET ASSETS - 100.0%                             $379,039,109

        *    Non-income producing security

 (A.D.R.)    American Depositary Receipt

      (a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $341,503,214 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost             $52,690,974

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value              (10,679,557)

             Net unrealized gain                                   $42,011,417


         Pioneer Cullen Value VCT Portfolio
         Schedule of Investments  9/30/05 (unaudited)

Shares                                                      Value
         COMMON STOCKS - 93.6 %
         Energy - 7.9 %
         Integrated Oil & Gas - 2.5 %
920      ConocoPhillips                                   $ 64,317
         Oil & Gas Exploration & Production - 5.4 %
700      Anadarko Petroleum Corp.                         $ 67,025
1,100    Devon Energy Corp.                                 75,504
                                                          $142,529
         Total Energy                                     $206,846
         Materials - 8.8 %
         Construction Materials - 3.3 %
1,650    Cemex SA (A.D.R.)                                $ 86,295
         Diversified Metals & Mining - 3.1 %
2,230    Anglo American Plc                               $ 67,301
280      Cameco Corp.                                       14,980
                                                          $ 82,281
         Forest Products - 2.4 %
900      Weyerhaeuser Co.                                 $ 61,875
         Total Materials                                  $230,451
         Capital Goods - 3.9 %
         Aerospace & Defense - 1.9 %
1,300    Raytheon Co.                                     $ 49,426
         Industrial Conglomerates - 2.0 %
1,600    General Electric Co.                             $ 53,872
         Total Capital Goods                              $103,298
         Transportation - 6.0 %
         Railroads - 6.0 %
1,150    Canadian National Railway Co.                    $ 81,639
1,750    Canadian Pacific Railway, Ltd.                     75,180
                                                          $156,819
         Total Transportation                             $156,819
         Automobiles & Components - 2.5 %
         Auto Parts & Equipment - 2.5 %
1,150    Borg-Warner Automotive, Inc.                     $ 64,929
         Total Automobiles & Components                   $ 64,929
         Retailing - 3.1 %
         Home Improvement Retail - 3.1 %
2,150    Home Depot, Inc.                                 $ 82,001
         Total Retailing                                  $ 82,001
         Food & Drug Retailing - 3.3 %
         Food Retail - 3.3 %
1,200    Unilever N.V. *                                  $ 85,740
         Total Food & Drug Retailing                      $ 85,740
         Food, Beverage & Tobacco - 7.5 %
         Distillers & Vintners - 3.0 %
1,370    Diageo Plc (A.D.R.)                              $ 79,474
         Packaged Foods & Meats - 4.5 %
730      General Mills, Inc.                              $ 35,186
1,120    Nestle SA (A.D.R.)                                 81,996
                                                          $117,182
         Total Food, Beverage & Tobacco                   $196,656
         Pharmaceuticals & Biotechnology - 11.2 %
         Pharmaceuticals - 11.2 %
2,750    Bristol-Myers Squibb Co.                         $ 66,165
1,100    GlaxoSmithKline                                    56,408
3,350    Pfizer, Inc.                                       83,650
1,850    Wyeth                                              85,600
                                                          $291,823
         Total Pharmaceuticals & Biotechnology            $291,823
         Banks - 8.1 %
         Diversified Banks - 5.2 %
1,150    Bank of America Corp.                            $ 48,415
1,200    ICICI Bank, Ltd. (A.D.R.) *                        33,900
1,150    Wachovia Corp.                                     54,729
                                                          $137,044
         Regional Banks - 2.9 %
2,400    Regions Financial Corp.                          $ 74,688
         Total Banks                                      $211,732
         Diversified Financials - 7.0 %
         Diversified Capital Markets - 3.2 %
2,450    J.P. Morgan Chase & Co.                          $ 83,129
         Investment Banking & Brokerage - 3.3 %
1,400    Merrill Lynch & Co., Inc.                        $ 85,890
         Diversified Financial Services - 0.5 %
300      Citigroup, Inc.                                  $ 13,656
         Total Diversified Financials                     $182,675
         Insurance - 8.3 %
         Life & Health Insurance - 3.1 %
1,600    MetLife, Inc.                                    $ 79,728
         Property & Casualty Insurance - 5.2 %
1,100    Allstate Corp.                                   $ 60,819
850      Chubb Corp.                                        76,118
                                                          $136,937
         Total Insurance                                  $216,665
         Technology Hardware & Equipment - 12.9 %
         Communications Equipment - 6.4 %
3,650    Motorola, Inc.                                   $ 80,629
5,100    Nokia Corp. (A.D.R.)                               86,241
                                                          $166,870
         Computer Hardware - 3.3 %
2,950    Hewlett-Packard Co.                              $ 86,140
         Technology Distributors - 3.2 %
2,700    Arrow Electronics, Inc. *                        $ 84,672
         Total Technology Hardware & Equipment            $337,682
         Utilities - 3.3 %
         Independent Power Producer & Energy Traders - 3.3 %
1,400    Constellation Energy Group                       $ 86,240
         Total Utilities                                  $ 86,240
         TOTAL COMMON STOCKS
         (Cost   $2,237,824)                              $2,453,557

         TOTAL INVESTMENT IN SECURITIES - 93.6 %
         (Cost   $2,237,824) (a)                          $2,453,557

         OTHER ASSETS AND LIABILITIES - 6.4 %             $167,346

         TOTAL NET ASSETS - 100.0%                        $2,620,903

*        Non-income producing security

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $2,237,824 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost        $27,588

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (221,095)

         Net unrealized loss                              $(193,507)


        Pioneer Equity Opportunity VCT Portfolio
        Schedule of Investments  9/30/05 (unaudited)


Shares                                                        Value
        COMMON STOCKS - 107.9 %
        Energy - 2.2 %
        Oil & Gas Storage & Transportation - 2.2 %
65      Kinder Morgan, Inc.                                $     6,250
        Total Energy                                       $     6,250
        Materials - 21.6 %
        Aluminum - 1.4 %
182     Novelis, Inc.                                      $     3,902
        Commodity Chemicals - 3.3 %
201     Lyondell Petrochemicals Co.                        $     5,753
91      NOVA Chemicals Corp.                                     3,349
                                                           $     9,102
        Diversified Chemical - 1.8 %
259     Olin Corp.                                         $     4,918
        Fertilizers & Agricultural Chemicals - 4.0 %
127     The Scotts Miracle-Gro Co.                         $    11,167
        Metal & Glass Containers - 3.2 %
239     Crown Cork & Seal Co., Inc. *                      $     3,810
244     Owens-Illinois, Inc. *                                   5,031
                                                           $     8,841
        Paper Products - 1.7 %
1,181   Abitibi-Consolidated, Inc.                         $     4,783
        Specialty Chemicals - 6.2 %
150     Arch Chemicals, Inc.                               $     3,488
39      Cytec Industries, Inc.                                   1,692
322     RPM, Inc.                                                5,925
96      Sigma-Aldrich Corp.                                      6,150
                                                           $    17,255
        Total Materials                                    $    59,968
        Capital Goods - 10.6 %
        Aerospace & Defense - 1.0 %
88      EDO Corp.                                          $     2,643
        Building Products - 2.6 %
267     Lennox International, Inc.                         $     7,318
        Construction & Farm Machinery & Heavy Trucks - 1.1 %
152     Wabash National Corp.                              $     2,988
        Electrical Component & Equipment - 2.5 %
178     Roper Industries, Inc.                             $     6,994
        Industrial Machinery - 3.4 %
187     Donaldson Co., Inc.                                $     5,709
135     Kaydon Corp.                                             3,835
                                                           $     9,544
        Total Capital Goods                                $    29,487
        Media - 1.8 %
        Advertising - 1.8 %
426     The Interpublic Group of Companies, Inc. *         $     4,959
        Total Media                                        $     4,959
        Retailing - 1.5 %
        Distributors - 1.5 %
119     Wesco International, Inc. *                        $     4,031
        Total Retailing                                    $     4,031
        Food & Drug Retailing - 3.0 %
        Food Retail - 3.0 %
257     McCormick & Co, Inc. *                             $     8,386
        Total Food & Drug Retailing                        $     8,386
        Household & Personal Products - 3.3 %
        Personal Products - 3.3 %
205     Alberto-Culver Co. (Class B)                       $     9,174
        Total Household & Personal Products                $     9,174
        Health Care Equipment & Services - 12.0 %
        Health Care Distributors - 1.4 %
136     Owens & Minor, Inc.                                $     3,992
        Health Care Equipment - 10.6 %
125     Bio-Rad Laboratories, Inc. *                       $     6,874
101     Fisher Scientific International, Inc. *                  6,267
62      Mentor Corp.                                             3,411
242     Steris Corp.                                             5,757
231     Thermo Electron Corp. *                                  7,138
                                                           $    29,447
        Total Health Care Equipment & Services             $    33,439
        Pharmaceuticals & Biotechnology - 9.8 %
        Biotechnology - 3.7 %
364     Protein Design Labs, Inc. *                        $    10,192
        Pharmaceuticals - 6.1 %
350     Bristol-Myers Squibb Co.                           $     8,420
125     Merck & Co., Inc.                                        3,401
262     Valeant Pharmaceuticals International                    5,261
                                                           $    17,082
        Total Pharmaceuticals & Biotechnology              $    27,274
        Banks - 2.1 %
        Thrifts & Mortgage Finance - 2.1 %
267     Sovereign Bancorp, Inc.                            $     5,885
        Total Banks                                        $     5,885
        Insurance - 4.2 %
        Multi-Line Insurance - 4.2 %
151     Hartford Financial Services Group, Inc. (b)        $    11,653
        Total Insurance                                    $    11,653
        Real Estate - 18.1 %
        Real Estate Management & Development - 1.2 %
92      Forest City Enterprises, Inc.                      $     3,505
        Real Estate Investment Trusts - 16.9 %
323     Equity Office Properties Trust                     $    10,565
177     General Growth Properties, Inc. (b)                      7,953
115     Liberty Property Trust                                   4,892
262     Mack-Cali Realty Corp.                                  11,774
548     MeriStar Hospitality Corp. *                             5,003
187     Saul Centers, Inc.                                       6,730
                                                           $    46,917
        Total Real Estate                                  $    50,422
        Semiconductors - 1.4 %
        Semiconductor Equipment - 1.4 %
200     FEI Co. *                                          $     3,850
        Total Semiconductors                               $     3,850
        Utilities - 16.3 %
        Electric Utilities - 1.1 %
66      Edison International                               $     3,120
        Gas Utilities - 6.9 %
404     Atmos Energy Corp.                                 $    11,412
1,167   SEMCO Energy, Inc. *                                     7,691
                                                           $    19,103
        Independent Power Producer & Energy Traders - 4.9 %
318     NRG Energy, Inc. *                                 $    13,547
        Multi-Utilities - 3.4 %
275     National Fuel Gas Co.                              $     9,405
        Total Utilities                                    $    45,175
        TOTAL COMMON STOCKS
        (Cost   $283,682)                                  $   299,953

        TOTAL INVESTMENT IN SECURITIES - 107.9 %
        (Cost   $283,682) (a)                              $   299,953

        OTHER ASSETS AND LIABILITIES - (7.9) %             $   -21,970

        TOTAL NET ASSETS - 100.0%                          $   277,983

*       Non-income producing security


(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $283,682 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost          $  24,346
                                                                .
        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value            (8,075)

        Net unrealized gain                                $ 16,271

(b)     At September 30, 2005, the following securities were out on loan:

Shares                       Security                       Market Value
168     General Growth Properties, Inc.                    $  7,548
110     Hartford Financial Services Group, Inc.               8,489
        Total                                              $  16,037



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.